                                                        iShares Dow Jones Series
                                                               SEMIANNUAL REPORT
                                                                October 31, 2000






i|Shares                                                 The way you invest now.
  -------
  BARCLAYS GLOBAL INVESTORS                                      Only better.

TABLE OF CONTENTS

Shareholder Letter.......................................................   1
Market Overview..........................................................   2
Managers' Discussion & Analysis..........................................   3
Schedules of Investments.................................................  18
   iShares Dow Jones U.S. Total Market Index Fund........................  18
   iShares Dow Jones U.S. Basic Materials Sector Index Fund..............  38
   iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund............  39
   iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index
     Fund................................................................  43
   iShares Dow Jones U.S. Energy Sector Index Fund.......................  45
   iShares Dow Jones U.S. Financial Sector Index Fund....................  46
   iShares Dow Jones U.S. Healthcare Sector Index Fund...................  50
   iShares Dow Jones U.S. Industrial Sector Index Fund...................  53
   iShares Dow Jones U.S. Technology Sector Index Fund...................  56
   iShares Dow Jones U.S. Telecommunications Sector Index Fund...........  61
   iShares Dow Jones U.S. Utilities Sector Index Fund....................  62
   iShares Dow Jones U.S. Chemicals Index Fund...........................  63
   iShares Dow Jones U.S. Financial Services Index Fund..................  64
   iShares Dow Jones U.S. Internet Index Fund............................  67
   iShares Dow Jones U.S. Real Estate Index Fund.........................  68
Financial Statements.....................................................  70
Financial Highlights.....................................................  79
Notes to Financial Statements............................................  82

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To Our Shareholders

The iShares Funds' semiannual period ended October 31, 2000 was one of continued market volatility. Significant events during this period include:

 . The Federal Reserve Board raised rates 0.50% at its May 16 meeting. This increase was the sixth in 12 months and brought the Federal Funds rate to 6.5%. This is the rate's highest level since it was 6.75% in January of 1991.

 .  The price of crude oil rose to $37.20 a barrel, the highest level since
   November of 1990.

 .  The euro sank to a 21-month low since its introduction in January 1999.

 . More than 50 IPOs occurred in August, representing 25% of the IPOs launched so far in 2000.

As you read through this report and review the performance of the Funds in your portfolio, we encourage you to keep long-term goals in mind when making investment decisions. While one fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future results. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your short- or long-term objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals and fundamental long term market opinions, while ignoring temporary market swings.

We trust that the Funds are fulfilling your expectations as a simple, cost-effective way for you to invest in your future, and will continue to do so. We also encourage you to consider the appropriateness of other iShares Funds as part of your long-term investment program. iShares Funds offer investors a wide range of indexed investment choices based on market capitalization, investment style, and sector exposure.

We appreciate your confidence and look forward to helping you meet your investment goals.

iShares Funds                                                      December 2000


--------------------------------------------------------------------------------
iShares Shareholder Letter                                                page 1

Market Overview

After a bumpy ride, U.S. equity markets overall delivered relatively flat returns during the six-month period ended October 31, 2000. During the period, concerns about the economy and the potential for future earnings growth sparked extreme levels of volatility and eventually dragged markets to new lows for the year.

Performance diverged widely among sectors. In general, "old economy" companies fared well, while "new economy" companies and those with exposure to European markets languished. Not surprisingly, the utilities sector posted the strongest returns, rising 19.66% for the period. The financial and healthcare sectors also logged healthy gains, returning 19.16% and 15.42%, respectively. At the other extreme, Internet stocks were the performance laggards, losing 15.63%, while the technology sector dropped 8.14%.

Interest rate concerns dominated investors' attention at the beginning of the period. On May 16, the Federal Reserve instituted its sixth interest rate hike in 12 months, amid continued signs of an overheated economy. However, by the end of May, economic figures began to reveal signs of a slowing economy. Lower durable goods orders and new home sales suggested that the economy might be approaching the Federal Reserve Board's desired "soft landing," and the Fed chose to leave rates unchanged at its June meeting.

In July, higher than expected Gross Domestic Product and Consumer Price Index
(CPI) figures were announced. Investors responded by selling off technology stocks and other high-valuation shares, and buying more defensive stocks. August brought more encouraging news for interest rates: U.S. factory orders (excluding transportation equipment) had fallen 4.8% in July, compared with a 0.5% increase in June.

The CPI rose 0.2% in July, which suggested that inflation was not accelerating. Finally, a record drop in durable goods orders and an increase in jobless claims in July suggested that the demand for workers and goods was slowing enough to relieve inflationary pressures. These indications that inflation was not accelerating contributed to another pause in Fed tightening, and U.S. equity markets welcomed the news with a strong rally in August.

By September, as concerns about inflation receded, investors began to focus on new areas of concern. The price of crude oil, which had been climbing during the year, reached a 10-year high in September. At the same time, the euro dipped to an all-time low since its introduction in January 1999. Some investors worried about the impact these factors would have on corporate earnings. These concerns were realized when Intel announced that it would fail to meet its third quarter earnings expectations, citing the weakness of the euro. Investors began to shift from growth stocks, particularly technology companies, and buy shares of more value-oriented stocks.

The trend continued into October, as reports of weak earnings figures worried investors and pushed stocks lower. Both the Nasdaq and the S&P 500 reached new year-to-date lows for the year: on October 12, the NASDAQ fell to 3074.68, plunging 39.10% from its March high, while the S&P Index also recorded its year low of 1329.78 during the month.


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  page 2                                                                iShares

Managers' Discussion & Analysis

                iShares Dow Jones U.S. Total Market Index Fund
                          Performance as of 10/31/00

--------------------------------------------------------------------------------
                                 Total Return
--------------------------------------------------------------------------------

                                                                  Inception to
                  Fund                          Inception Date  October 31, 2000
                  ----                          --------------  ----------------
iShares Dow Jones U.S. Total Market
  Index Fund                                      06/12/00           (0.07)%
--------------------------------------------------------------------------------

Total return represents the Fund's increase in value during the time period noted above. These figures assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market.

Because indexes are statistical composites that do not actually hold a portfolio of securities, they do not incur expenses. The Fund, like other investment companies, pays management fees. These expenses negatively impact the performance of the Fund, and account for some of the difference between the performance of the Fund and the performance of the Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             Top 10 Index Holdings
                             ---------------------

                General Electric Co.                           3.9%
                Cisco Systems Inc.                             2.7%
                Exxon Mobil Corp.                              2.2%
                Microsoft Corp.                                2.1%
                Intel Corp.                                    2.1%
                Pfizer Inc.                                    2.0%
                Citigroup Inc.                                 1.7%
                Merck & Co. Inc.                               1.5%
                American International Group Inc.              1.4%
                SBC Communications Inc.                        1.4%


The iShares Dow Jones U.S. Total Market Index Fund seeks to track the Dow Jones U.S. Total Market Index. For the period since its inception on June 12 through October 31, 2000, the Fund declined 0.07%. During the same period, the Index declined 0.03%.

Three primary factors drove markets during the period: escalating oil prices, decreased corporate earnings estimates, and the continued fear of higher interest rates. As oil prices reached their highest levels since November 1990, the Clinton administration intervened and authorized the use of strategic oil reserves in an effort to prevent further price increases. Similarly, a decline in the euro prompted intervention. When the euro sank to $0.85 against the U.S. dollar -- its lowest level since its introduction in January 1999, central banks bought euros in an effort to prop up the currency.

After a series of interest rate increases by the Federal Reserve in an effort to slow the economy, investors began to worry about the prospects for future corporate growth in a higher interest rate environment. The uncertainty surrounding oil prices and the euro contributed to investor apprehension about corporate earnings potential. Technology companies and those companies with exposure to European markets fell out of favor as investors turned to more defensive "old economy" stocks.

After a revenue warning in September, Intel (the Fund's number five holding as of October 31) lost more than 28% for the period. Cisco Systems, the Fund's second largest holding as of October 31, fell 13%. While technology and "new economy" issues were hit hard, some "old economy" stocks delivered strong positive returns. Financial companies Citigroup and AIG, both top ten Fund holdings as of October 31, returned 10% and 28%, respectively. Similarly, pharmaceutical company Merck benefited from the retreat to "old economy" stocks, gaining 29%.

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                   page 3

Managers' Discussion & Analysis

            iShares Dow Jones U.S. Basic Materials Sector Index Fund
                           Performance as of 10/31/00

--------------------------------------------------------------------------------
                                  Total Return
--------------------------------------------------------------------------------

                                                                 Inception to
                  Fund                        Inception Date    October 31, 2000
                  ----                        --------------    ----------------
iShares Dow Jones U.S. Basic Materials
  Sector Index Fund                               06/12/00          (3.86)%
--------------------------------------------------------------------------------

Total return represents the Fund's increase in value during the time period noted above. These figures assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market.

Because indexes are statistical composites that do not actually hold a portfolio of securities, they do not incur expenses. The Fund, like other investment companies, pays management fees. These expenses negatively impact the performance of the Fund, and account for some of the difference between the performance of the Fund and the performance of the Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             Top 10 Index Holdings
                             ---------------------

                Du Pont (E.I.) de Nemours                  21.1%
                Alcoa Inc.                                 11.1%
                Dow Chemical Co.                            9.3%
                International Paper Co.                     7.9%
                Weyerhaeuser Co.                            4.5%
                Air Products & Chemicals Co.                3.8%
                Praxair Inc.                                2.6%
                Union Carbide Corp.                         2.6%
                Avery Dennison Corp.                        2.5%
                Georgia-Pacific Corp.                       2.1%

The iShares Dow Jones U.S. Basic Materials Sector Index Fund seeks to track the Dow Jones U.S. Basic Materials Sector Index. For the period since its inception on June 12 through October 31, 2000, the Fund returned (3.86)%. During the same period, the Index returned (3.70)%.

Basic materials shares as a whole struggled during the period. Three primary factors: slowing economic conditions, rising oil prices, and decreased corporate earnings estimates weighed on global markets during the period as investors grew apprehensive about the potential for future growth. Those companies that are the most sensitive to the state of the economy, including basic materials companies, suffered. Within the sector, companies that depend on oil and natural gas were hit particularly hard, as the prices for these resources continued to rise.

Within the Fund, performance was mixed. Chemical company Union Carbide, a top ten Fund holding as of October 31, saw its shares plummet 22% during the period. The company indicated profits were hurt by higher energy and raw materials costs, as well as lower European demand caused by the weakening euro. Dow Chemical Company, which is in the process of acquiring Union Carbide, also languished. The Fund's third largest holding as of October 31, Dow lost 12% during the period. However, natural gas and chemicals producer Air Products and Chemicals, another top ten holding as of October 31, rose 11%. Paper companies International Paper and Weyerhaeuser, which saw their share price plummet during the first half of the year, rebounded slightly. International Paper returned 8%. Weyerhaeuser also edged up 1% for the period.

--------------------------------------------------------------------------------
  page 4                                                                iShares

Managers' Discussion & Analysis

           ishares Dow Jones U.S. Consumer Cyclical Sector Index Fund
                           Performance as of 10/31/00

--------------------------------------------------------------------------------
                                  Total Return
--------------------------------------------------------------------------------

                                                                  Inception to
                  Fund                          Inception Date  October 31, 2000
                  ----                          --------------  ----------------
iShares Dow Jones U.S. Consumer Cyclical
  Sector Index Fund                                 06/12/00           (2.87)%

--------------------------------------------------------------------------------

Total return represents the Fund's increase in value during the time period noted above. These figures assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market.

Because indexes are statistical composites that do not actually hold a portfolio of securities, they do not incur expenses. The Fund, like other investment companies, pays management fees. These expenses negatively impact the performance of the Fund, and account for some of the difference between the performance of the Fund and the performance of the Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             Top 10 Index Holdings
                             ---------------------

                Wal-Mart Stores Inc.                  8.6%
                Home Depot Inc.                       6.8%
                Time Warner Inc.                      5.7%
                Walt Disney Co. (The)                 5.1%
                Viacom Inc. "B"                       5.0%
                Ford Motor Company                    3.4%
                Walgreen Co.                          3.2%
                AT&T - Liberty Media Group "A"        2.9%
                McDonald's Corp.                      2.8%
                Comcast Corp. "A"                     2.4%


The iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund seeks to track the Dow Jones U.S. Consumer Cyclical Sector Index. The Fund posted a negative return of 2.87% for the period since its inception, June 12 through October 31, 2000. The Index returned a negative 2.72% during the same period.

Consumer companies suffered this period as retail spending fell off sharply. A 0.50% interest rate hike in May, the sixth increase in 12 months, combined with a late Easter and unusual weather swings produced a disappointing summer for many retailers. In September, the euro sank to a 21-month low, and crude oil prices soared to $37.20 a barrel, the highest level since November 1990. The volatility of the stock market and October's economic slowdown led some consumers to shift their spending away from retail and leisure towards gas and electricity.

The downward pull of broad economic factors was felt throughout the sector. Wal-Mart, the Fund's largest holding at 8.6% of assets as of October 31, fell 14%. Home Depot, the Fund's second largest position at 6.8%, dropped 7%. Time Warner, Walt Disney and Viacom, the Fund's numbers three, four and five largest positions, posted losses of 3%, 12% and 14%, respectively. McDonald's fell 5%, citing the weakness in the euro. Ford saw its stock price fall 48% largely due to the negative reaction of the recall of Firestone Tires. As of October 31, Ford was the sixth largest holding in the Index at 3.4% of assets.

One bright spot was Walgreen Co., the Index's seventh largest holding as of October 31, which showed a 61% gain. Although the effects of a tough retail market caused some price fluctuation this period, the company's consistently strong earnings growth and solid business model contributed to its positive performance.

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                   page 5

Managers' Discussion & Analysis

         iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund
                           Performance as of 10/31/00

--------------------------------------------------------------------------------
                                  Total Return
--------------------------------------------------------------------------------

                                                               Inception to
                  Fund                    Inception Date      October 31, 2000
                  ----                    --------------      ----------------
iShares Dow Jones U.S. Consumer
  Non-Cyclical Sector Index Fund             06/12/00              4.51%
--------------------------------------------------------------------------------

Total return represents the Fund's increase in value during the time period noted above. These figures assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market.

Because indexes are statistical composites that do not actually hold a portfolio of securities, they do not incur expenses. The Fund, like other investment companies, pays management fees. These expenses negatively impact the performance of the Fund, and account for some of the difference between the performance of the Fund and the performance of the Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             Top 10 Index Holdings
                             ---------------------

               Coca-Cola Co.                  13.1%
               America Online Inc.            11.9%
               Procter & Gamble Co.            9.0%
               Philip Morris Companies Inc.    8.4%
               PepsiCo Inc.                    7.1%
               Anheuser-Busch Companies Inc.   4.2%
               Kimberly-Clark Corp.            3.6%
               Gillette Corp.                  3.4%
               Colgate-Palmolive Co.           3.2%
               Safeway Inc.                    2.8%

The iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund posted a return of 4.51% for the period since its inception, June 12 through October 31, 2000. The Fund seeks to track the Dow Jones U.S. Consumer Non-Cyclical Sector Index, which returned 4.79% during the same period.

"Old economy" consumer staple companies fell in and out of favor this period, as investor concerns over "new economy" growth stocks waxed and waned. Despite this month-to-month volatility, a strong overall economy and solid industry fundamentals lifted consumer staple stocks overall for the period. In September, the euro sank to a 21-month low at $.85 to a U.S. $1.00, hurting consumer companies with heavy European exposure. October's slowing economy and resulting shift away from technology companies benefited large cap value stocks.

The Dow Jones U.S. Consumer Non-Cyclical Sector reflected these trends in the market, with more than half of the Fund's top ten securities as of October 31 showing double-digit gains for the period. Coca-Cola, the Index's largest holding at 13.1% as of October 31, and PepsiCo, the fifth largest holding at 7.1%, each returned 15%. Philip Morris, in the fourth position, showed a 32% gain. The strength of some of its brands helped its performance despite concerns over tobacco litigation.

Procter and Gamble, the number three security in the Index as of October 31, plummeted earlier in the year after announcing a major restructuring, including a new CEO. However, the company rebounded and returned 26% by the end of the period. Gillette, the eighth largest holding, issued profit warnings in September resulting form the decline in the euro, but still managed a 7% gain. As with many other Internet companies, America Online, the Index's number two security at 11.9%, suffered from price volatility, falling 4% for the period.

--------------------------------------------------------------------------------
  page 6                                                           iShares

Managers' Discussion & Analysis

                iShares Dow Jones U.S. Energy Sector Index Fund
                          Performance as of 10/31/00

--------------------------------------------------------------------------------
                                  Total Return
--------------------------------------------------------------------------------
                                                               Inception to
                  Fund                    Inception Date      October 31, 2000
                  ----                    --------------      ----------------
iShares Dow Jones U.S. Energy Sector
  Index Fund                                 06/12/00                1.03%
--------------------------------------------------------------------------------

Total return represents the Fund's increase in value during the time period noted above. These figures assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market.

Because indexes are statistical composites that do not actually hold a portfolio of securities, they do not incur expenses. The Fund, like other investment companies, pays management fees. These expenses negatively impact the performance of the Fund, and account for some of the difference between the performance of the Fund and the performance of the Index.

In addition, legal requirements applicable to all investment companies may limit the Fund's ability to invest fully in its underlying Index and may contribute to the difference between the performance of the Fund and the performance of the Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             Top 10 Index Holdings
                             ---------------------

               Exxon Mobil Corp.               24.2%
               Chevron Corp.                   10.3%
               Schlumberger Ltd.                6.4%
               Texaco Inc.                      6.3%
               Phillips Petroleum Co.           3.0%
               Halliburton Co.                  2.7%
               Williams Companies Inc.          2.7%
               Anadarko Petroleum Corp.         2.4%
               Conoco Inc.                      2.3%
               Murphy Oil Corp.                 2.2%


The iShares Dow Jones U.S. Energy Sector Index Fund seeks to track the Dow Jones U.S. Energy Sector Index. For the period since its inception on June 12 through October 31, 2000, the Fund returned 1.03%. During the same period, the Index returned 3.34%.

The inception of the Fund coincided with some of the highest crude oil prices in history. With prices above $30 per barrel in late June, OPEC announced that it would increase production in an effort to bring prices down to a more sustainable level. Although prices dropped initially, the increase in supply ultimately was too little to compensate for demand, and prices climbed to a ten-year high of $37.20 per barrel by the middle of September. In an effort to prevent prices from rising further, the Clinton administration authorized the release of strategic oil reserves. The intervention appeared to be effective, and prices settled at around $30 per barrel.

Not surprisingly, those companies that benefit from high oil prices demonstrated strong performance during the period. Oil exploration company Anadarko Petroleum, one of the Fund's top ten holdings, gained 24%. Similarly, Exxon Mobil Corp. (the Fund's top holding, representing 24.2% of assets as of October 31, 2000) rose 10% due to higher oil and natural gas prices. However, for some companies the high oil prices were a detriment. Because the prices were widely considered to be at peak levels, most oil companies scaled back on new projects. For example, oilfield services company Halliburton (the Fund's sixth largest holding as of October 31) suffered, declining 23%.

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                   page 7

Managers' Discussion & Analysis

               iShares Dow Jones U.S. Financial Sector Index Fund
                           Performance as of 10/31/00

--------------------------------------------------------------------------------
                                  Total Return
--------------------------------------------------------------------------------

                                                                Inception to
                  Fund                    Inception Date       October 31, 2000
                  ----                    --------------       ----------------
iShares Dow Jones U.S. Financial Sector
  Index Fund                                 05/22/00              18.90%
--------------------------------------------------------------------------------

Total return represents the Fund's increase in value during the time period noted above. These figures assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market.

Because indexes are statistical composites that do not actually hold a portfolio of securities, they do not incur expenses. The Fund, like other investment companies, pays management fees. These expenses negatively impact the performance of the Fund, and account for some of the difference between the performance of the Fund and the performance of the Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             Top 10 Index Holdings
                             ---------------------

               Citigroup Inc.                          10.6%
               American International Group
               Inc.                                     8.8%
               Morgan Stanley Dean Witter & Co.         4.1%
               Wells Fargo & Company                    3.6%
               Bank of America Corp.                    3.6%
               Fannie Mae                               3.5%
               American Express Co.                     3.2%
               Chase Manhatten Corp.                    2.7%
               Merrill Lynch & Co. Inc.                 2.3%
               Bank of New York Co. Inc.                1.9%


The iShares Dow Jones U.S. Financial Sector Index Fund seeks to track the Dow Jones U.S. Financial Sector Index. For the period since its inception on May 22 through October 31, 2000, the Fund returned 18.90%. During the same period, the Index returned 19.17%.

The Fund was launched on the heels of a 0.50% interest rate increase by the Federal Reserve Board. This rate hike, the sixth in a year, appeared to have the desired effect of bringing the U.S. economy to a soft landing and quelling fears of an overheated economy. However, with inflation fears behind them, investor concern shifted to the effects higher interest rates and a slower economy would have on future corporate earnings growth. Compounding these fears, oil climbed to ten-year highs as the euro sank to new lows, creating anxiety about global economic conditions and their impact on the U.S. economy.

In response to the changing economic landscape, many investors sought shelter in more defensive investments. Although the shift in sentiment meant declines for most "new economy" stocks, it resulted in gains for most "old economy" stocks, including financial companies.

Accordingly, many of the Fund's largest holdings logged strong returns for the period. Financial services companies Citigroup and American International Group, the Fund's largest and second largest holdings as of October 31, returned 14% and 23%, respectively. As a group, the large financial services companies performed well: Morgan Stanley Dean Witter, the Fund's third largest holding as of October 31, gained 19%, and Merrill Lynch, the number nine position as of October 31, soared 38%. Not surprisingly, Fannie Mae also benefited from the flight to quality, gaining 28%. The weakest performing group was the banks, which were disadvantaged somewhat by higher borrowing rates. Bank of America lost 4%, while Chase Manhattan declined 5%.

--------------------------------------------------------------------------------
page 8                                                              iShares

Managers' Discussion & Analysis

              iShares Dow Jones U.S. Healthcare Sector Index Fund
                           Performance as of 10/31/00

--------------------------------------------------------------------------------
                                  Total Return
--------------------------------------------------------------------------------

                                                                Inception to
                  Fund                    Inception Date       October 31, 2000
                  ----                    --------------       ----------------
iShares Dow Jones U.S. Healthcare Sector
  Index Fund                                06/12/00              14.80%
--------------------------------------------------------------------------------

Total return represents the Fund's increase in value during the time period noted above. These figures assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market.

Because indexes are statistical composites that do not actually hold a portfolio of securities, they do not incur expenses. The Fund, like other investment companies, pays management fees. These expenses negatively impact the performance of the Fund, and account for some of the difference between the performance of the Fund and the performance of the Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             Top 10 Index Holdings
                             ---------------------

               Pfizer Inc.                              15.8%
               Merck & Co. Inc.                         12.0%
               Johnson & Johnson                         7.0%
               Bristol-Myers Squibb Co.                  7.0%
               Lilly (Eli) & Co.                         5.0%
               American Home Products Corp.              4.8%
               Abbott Laboratories                       4.4%
               Schering-Plough Corp.                     4.4%
               Pharmacia & Upjohn Inc.                   4.1%
               Medtronic Inc.                            3.8%


The iShares Dow Jones U.S. Healthcare Sector Index Fund seeks to track the Dow Jones U.S. Healthcare Sector Index. For the period since its inception on June 12 through October 31, 2000, the Fund returned 14.80%. During the same period, the Index returned 15.42%.

The Fund was launched during a period of global economic uncertainty. The effects of three principal factors: rising interest rates, soaring oil prices, and decreased corporate earnings estimates led to investor concern about the sustainability of economic growth in the U.S. In response, many abandoned "new economy" technology companies and retreated to more defensive "old economy" issues.

For the healthcare sector, this shift in sentiment translated into strong returns. Although those healthcare companies with significant exposure to European markets were dragged down by the weak euro, most companies in the sector posted healthy gains during the period.

Many of the Fund's largest holdings as of October 31 enjoyed strong performance. Pharmaceutical company Merck, which was the Fund's second largest holding as of October 31 and represented 12.0% of Fund assets, returned an impressive 29%. The fourth largest holding, Bristol-Myers Squibb, also positively contributed to Fund performance, gaining 17%. Diversified healthcare companies were positive performers as well: The sixth largest holding American Home Products and number seven holding Abbott Labs logged gains of 20% and 31%, respectively. The only top ten holding to detract from performance was pharmaceutical giant Pfizer, which lost 4% during the period. Pfizer derives a substantial amount of revenues from European markets and was hurt by reduced European demand due to the weak euro.

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                   page 9

Managers' Discussion & Analysis

              ishares Dow Jones U.S. Industrial Sector Index Fund
                           Performance as of 10/31/00

--------------------------------------------------------------------------------
                                  Total Return
--------------------------------------------------------------------------------

                                                                 Inception to
                  Fund                    Inception Date       October 31, 2000
                  ----                    --------------       ----------------
iShares Dow Jones U.S. Industrial Sector
  Index Fund                                 06/12/00              3.64%
--------------------------------------------------------------------------------

Total return represents the Fund's increase in value during the time period noted above. These figures assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market.

Because indexes are statistical composites that do not actually hold a portfolio of securities, they do not incur expenses. The Fund, like other investment companies, pays management fees. These expenses negatively impact the performance of the Fund, and account for some of the difference between the performance of the Fund and the performance of the Index.

In addition, legal requirements applicable to all investment companies may limit the Fund's ability to invest fully in its underlying Index and may contribute to the difference between the performance of the Fund and the performance of the Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             Top 10 Index Holdings
                             ---------------------

               General Electric Co.                     22.6%
               Tyco International Ltd.                   5.0%
               JDS Uniphase Corp.                        4.6%
               Corning Inc.                              4.6%
               Minnesota Mining & Manufacturing Co.      2.6%
               Boeing Co.                                2.4%
               Automatic Data Processing Inc.            2.3%
               Emerson Electric Co.                      2.0%
               Agilent Technologies Inc.                 1.9%
               Honeywell International Inc.              1.8%


The iShares Dow Jones U.S. Industrial Sector Index Fund seeks to track the Dow Jones U.S. Industrial Sector Index. For the period since its inception on June 12 through October 31, 2000, the Fund returned 3.64%. During the same period, the Index returned 3.03%.

The relatively flat performance of the industrials sector for the period masks widely diverging performance between the "new economy" technology and communications companies, and "old economy" brick and mortar companies. During the period, economic conditions contributed to investor concern for the future prospects of continued earnings growth. The effects of higher interest rates, combined with ever-increasing oil prices and a weakening European currency, created concern about U.S. stocks. In particular, technology companies and those companies with exposure to European markets came under fire. However, more traditional companies, such as basic industrial and manufacturing companies, fared better.

Similarly, the performance of the Fund's holdings was divided into two groups:
"old economy" stocks delivered robust gains, while "new economy" holdings languished. Diversified manufacturing companies Tyco International, the Fund's number two holding as of October 31, and Minnesota Mining & Manufacturing, the number five holding, returned 24% and 18%, respectively. Aerospace company Boeing soared 78%, citing strong earnings despite a drop in revenues. Many fiber optic companies fell after Nortel's disappointing earnings release in late October. JDS Uniphase, the Fund's third largest holding as of October 31, lost 30%. Agilent also was caught up in the technology rout, sinking 30% for the period.

--------------------------------------------------------------------------------
 page 10                                                            iShares

Managers' Discussion & Analysis

              iShares Dow Jones U.S. Technology Sector Index Fund
                          Performance as of 10/31/00

--------------------------------------------------------------------------------------------
                                 Total Return
--------------------------------------------------------------------------------------------
                                                                              Inception to
                    Fund                               Inception Date       October 31, 2000
                    ----                               --------------       ----------------
iShares Dow Jones U.S. Technology Sector Index Fund       05/15/00                (8.48)%
--------------------------------------------------------------------------------------------

Total return represents the Fund's increase in value during the time period noted above. These figures assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market.

Because indexes are statistical composites that do not actually hold a portfolio of securities, they do not incur expenses. The Fund, like other investment companies, pays management fees. These expenses negatively impact the performance of the Fund, and account for some of the difference between the performance of the Fund and the performance of the Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             Top 10 Index Holdings
                             ---------------------
          Cisco Systems Inc.                                10.8%
          Microsoft Corp.                                    8.3%
          Intel Corp.                                        8.2%
          EMC Corp.                                          5.6%
          Sun Microsystems Inc.                              5.0%
          International Business Machines Corp.              5.0%
          Oracle Corp.                                       4.1%
          Texas Instruments Inc.                             2.4%
          Lucent Technologies Inc.                           2.2%
          Hewlett-Packard Co.                                2.2%

The iShares Dow Jones U.S. Technology Sector Index Fund seeks to track the Dow Jones U.S. Technology Sector Index. For the period since its inception May 15 through October 31, 2000, the Fund returned (8.48)%. During the same period, the Index returned (8.14)%.

The period from May to October was marked by high volatility in the market, as growth and technology stocks went in and out of favor with value and "old economy" stocks. Investors were sensitive to economic data released, which alternated from positive to negative.

In May, the technology sector continued its slide from its March high. June economic reports indicated a slowing economy and the hope of a "soft landing," and the market reacted positively. Inflation concerns were renewed by strong economic data in July, and there was another sell-off of technology issues. August data for jobless claims and durable good orders relieved inflationary worries, and there was a broad rally in the equity markets. In September, investor worries turned to the high price of crude oil, decreased corporate earnings estimates, and the prospect of rising interest rates. Technology companies were among the hardest hit, as investors abandoned them in favor of more defensive stocks.

In September, Intel Corp., the Fund's third largest position as of October 31, announced it would not meet third quarter revenues, citing the weakness of the euro. Its stock dropped 22% for the day and 44.5% for the month. Other technology stocks fell in response to general technology concerns, and the sell-off spread to the broader market due to concerns that profit expectations were too high.

IBM, the sixth largest Fund holding as of October 31, also announced lower than expected sales and fell 15.5% in a day. EMC and Sun Microsystems, the Fund's fourth and fifth largest holdings as of October 31, posted gains of 35% and 32%, respectively. Most of the Fund's top holdings, however, declined over the period. Cisco Systems, Intel, Oracle, Texas Instruments, Lucent and Hewlett-Packard experienced losses ranging from 10% to 64%.

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                  page 11

Managers' Discussion & Analysis

          iShares Dow Jones U.S. Telecommunications Sector Index Fund
                          Performance as of 10/31/00

----------------------------------------------------------------------------------------------------
                                  Total Return
----------------------------------------------------------------------------------------------------

                                                                                    Inception to
                  Fund                                          Inception Date    October 31, 2000
                  ----                                          --------------    ----------------
iShares Dow Jones U.S. Telecommunications Sector Index Fund        05/22/00           (8.32)%
----------------------------------------------------------------------------------------------------

Total return represents the Fund's increase in value during the time period noted above. These figures assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market.

Because indexes are statistical composites that do not actually hold a portfolio of securities, they do not incur expenses. The Fund, like other investment companies, pays management fees. These expenses negatively impact the performance of the Fund, and account for some of the difference between the performance of the Fund and the performance of the Index.

In addition, legal requirements applicable to all investment companies may limit the Fund's ability to invest fully in its underlying Index and may contribute to the difference between the performance of the Fund and the performance of the Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                  Top 10 Index Holdings
                                  ---------------------
          SBC Communications Inc.                           19.9%
          Verizon Communications                            15.2%
          AT&T Corp.                                         8.9%
          BellSouth Corp.                                    8.6%
          WorldCom Inc.                                      7.5%
          Qwest Communications International Inc.            6.6%
          Alltel Corp.                                       3.3%
          CenturyTel Inc.                                    2.4%
          Telephone & Data Systems Inc.                      2.4%
          United States Cellular Corp.                       2.3%

The iShares Dow Jones U.S. Telecommunications Sector Index Fund seeks to track the Dow Jones U.S. Telecommunications Sector Index. For the period from its inception May 22 through October 31, 2000, the Fund returned (8.32)%. During the same period, the Index returned (5.02)%.

During the reporting period, investor enthusiasm for this sector weakened. The telecoms began their slide in April, as investors retreated from high valuation companies to defensive stocks and the "old economy." Initiating the flight from this sector were announcements from AT&T and Worldcom that profits from their long distance operations were down. Increasing investor concern over the state of inflation was the Federal Reserve Board's 0.5% increase to the Federal Fund rate on June 16. This move brought the rate to 6.5%, the highest level since January 1991.

Competition in the wireless market has contributed to rate reductions and encouraged corporate alliances. Verizon, which was created through the merger of Bell Atlantic and GTE, is in a joint venture with Vodafone AirTouch, forming Verizon Wireless. BellSouth and SBC intend to form a partnership which would result in the second largest wireless service provider.

Despite the fact that many of the Fund's top ten holdings as of October 31 had positive returns, the Fund's performance results was weighed down by the two large long distance carriers. The share price of AT&T and Worldcom dropped 36% and 38%, respectively. The Fund's largest holding as of October 31, SBC Communications, was up 36%. The eighth largest position as of the end of the period, CenturyTel Inc., returned 42% for the period.

--------------------------------------------------------------------------------
   page 12                                                            iShares

Managers' Discussion & Analysis

               iShares Dow Jones U.S. Utilities Sector Index Fund
                           Performance as of 10/31/00


----------------------------------------------------------------------------------------------------------------
                                  Total Return
----------------------------------------------------------------------------------------------------------------

                                                                                                  Inception to
                  Fund                                            Inception Date                October 31, 2000
                  ----                                            --------------                ----------------
iShares Dow Jones U.S. Utilities Sector Index Fund                   06/12/00                        19.32%
----------------------------------------------------------------------------------------------------------------

Total return represents the Fund's increase in value during the time period noted above. These figures assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market.

Because indexes are statistical composites that do not actually hold a portfolio of securities, they do not incur expenses. The Fund, like other investment companies, pays management fees. These expenses negatively impact the performance of the Fund, and account for some of the difference between the performance of the Fund and the performance of the Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             Top 10 Index Holdings
                             ---------------------
          Enron Corp.                                  14.0%
          Duke Energy Corp.                             7.3%
          AES Corp.                                     4.9%
          Exelon Corp.                                  4.5%
          Southern Co.                                  4.4%
          Dominion Resources Inc.                       3.3%
          American Electric Power Inc.                  3.1%
          Calpine Corp.                                 2.5%
          FPL Group Inc.                                2.4%
          PG&E Corp.                                    2.4%

The iShares Dow Jones U.S. Utilities Sector Index Fund seeks to track the Dow Jones U.S. Utilities Sector Index. For the period since its inception on June 12 through October 31, 2000, the Fund returned 19.32%. During the same period, the Index returned 19.66%.

Utilities stocks represented the top performing sector for the period. During the summer, the combined effects of rising oil prices, decreased corporate earnings estimates, and a series of interest rate hikes by the Federal Reserve caused increased investor apprehension about the prospects for economic growth. In response, many investors retreated from growth-oriented companies. More defensive companies such as utilities, however, benefited from this shift to value companies.

Compounding the strength of the utilities sector, the global demand for energy continued to rise as it has throughout the year, elevating prices for natural gas. Demand for electric power in the U.S. also continued to face limited supply, driving up prices for electric utility shares.

Performance of Fund holdings reflected the effects of these factors. The Fund's top two holdings as of October 31, natural gas supplier Enron and energy producer Duke Energy, returned 12% and 45%, respectively. Both companies benefited from the high global demand for natural gas. Electric utility top ten holdings as of October 31 also posted strong gains. Southern Company rose 17%, Dominion Resources climbed 33%, and Calpine shot up an impressive 58%.

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                  page 13

Managers' Discussion & Analysis

                  iShares Dow Jones U.S. Chemicals Index Fund
                           Performance as of 10/31/00

--------------------------------------------------------------------------------
                                  Total Return
--------------------------------------------------------------------------------

                                                                 Inception to
                  Fund                        Inception Date   October 31, 2000
                  ----                        --------------   ----------------
iShares Dow Jones U.S. Chemicals Index Fund      06/12/00           (3.86)%
--------------------------------------------------------------------------------

Total return represents the Fund's increase in value during the time period noted above. These figures assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market.

Because indexes are statistical composites that do not actually hold a portfolio of securities, they do not incur expenses. The Fund, like other investment companies, pays management fees. These expenses negatively impact the performance of the Fund, and account for some of the difference between the performance of the Fund and the performance of the Index.

In addition, legal requirements applicable to all investment companies may limit the Fund's ability to invest fully in its underlying Index and may contribute to the difference between the performance of the Fund and the performance of the Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             Top 10 Index Holdings
                             ---------------------
          Du Pont (E.I.) de Nemours                  22.7%
          Dow Chemical Co.                           14.7%
          Air Products & Chemicals Inc.               6.7%
          Avery Dennison Corp.                        4.6%
          Praxair Inc.                                4.5%
          Union Carbide Corp.                         4.3%
          Ecoloab Inc.                                3.9%
          Rohm & Haas Co. "A"                         3.6%
          Eastman Chemical Co.                        3.2%
          Engelhard Corp.                             2.9%


The iShares Dow Jones U.S. Chemicals Index Fund seeks to track the Dow Jones U.S. Chemicals Index. For the period since its inception on June 12 through October 31, 2000, the Fund declined 3.86%. During the same period, the Index declined 5.51%.

The Fund's launch came at a time of historically high energy prices. In particular, September saw the price of crude oil reached its highest level since November 1990, and natural gas experienced unprecedented global demand, driving up prices. Because crude oil and natural gas are the main raw ingredients used in the products of most chemical companies, many companies in the sector were hit hard during the period.

In addition, many chemical companies depend on European markets for a significant portion of their revenues. These companies' losses were exacerbated by the weak euro, which fell to a new low against the U.S. dollar during the period and led to decreased demand in European markets.

The poor economic conditions for the chemicals sector was reflected in the performance of some of its major holdings. Top ten Fund holdings as of October 31 with substantial European exposure include number four holding Avery Dennison, which fell 20%; the largest holding Du Pont, which lost 8%; and number two holding Dow Chemical which declined 12%. Dow Chemical recently indicated its interest in acquiring Union Carbide, the Fund's number six holding, which declined 22%. Natural gas and chemicals producer Air Products and Chemicals, which was the Fund's third largest holding as of October 31, rose 11%.

--------------------------------------------------------------------------------
  page 14                                                           iShares

Managers' Discussion & Analysis

              iShares Dow Jones U.S. Financial Services Index Fund
                           Performance as of 10/31/00

--------------------------------------------------------------------------------
                                  Total Return
--------------------------------------------------------------------------------

                                                               Inception to
                  Fund                    Inception Date      October 31, 2000
                  ----                    --------------      ----------------
iShares Dow Jones U.S. Financial
   Services Index Fund                         06/12/00           12.15%
--------------------------------------------------------------------------------

Total return represents the Fund's increase in value during the time period noted above. These figures assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market.

Because indexes are statistical composites that do not actually hold a portfolio of securities, they do not incur expenses. The Fund, like other investment companies, pays management fees. These expenses negatively impact the performance of the Fund, and account for some of the difference between the performance of the Fund and the performance of the Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             TOP 10 INDEX HOLDINGS
                             ---------------------
          Citigroup Inc.                          13.9%
          Morgan Stanley Dean Witter & Co.         5.3%
          Wells Fargo & Company                    4.7%
          Bank of America Corp.                    4.6%
          Fannie Mae                               4.6%
          American Express Co.                     4.2%
          Chase Manhatten Corp.                    3.5%
          Merrill Lynch & Co. Inc.                 3.0%
          Bank of New York Co. Inc.                2.5%
          Banc One Corp.                           2.5%


The iShares Dow Jones U.S. Financial Services Index Fund seeks to track the Dow Jones U.S. Financial Services Index. For the period since its inception on June 12 through October 31, 2000, the Fund returned 12.15%. During the same period, the Index returned 12.42%.

At the time the Fund was launched, the U.S. economy appeared to be reaching the Federal Reserve's desired "soft landing." However, with fears of an overheated economy receding, investors found new worries. The prospect of high interest rates and a slowing economy threatened future corporate earnings growth. Exacerbating these fears, soaring oil prices and a sinking euro created concern about global economic conditions and their impact on the U.S. economy.

The changing economic environment led some investors to seek shelter in more defensive investments. Although the shift in sentiment meant declines for most "new economy" stocks, it resulted in gains for most "old economy" stocks, including financial services companies.

The Fund's largest holdings as of October 31 reflected the strong returns for the financial services group. Financial services company Citigroup, the Fund's largest holding, returned 10%. Merrill Lynch, the eighth largest position, soared 29%. Not surprisingly, number five holding Fannie Mae also benefited from the flight to quality, gaining 28%. The weakest performing group was the banks, which were disadvantaged somewhat by higher borrowing rates. Number four holding Bank of America lost 15%, while Chase Manhattan, the Fund's sixth largest holding, declined 6%.

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                  page 15

Managers' Discussion & Analysis

                   iShares Dow Jones U.S. Internet Index Fund
                           Performance as of 10/31/00

--------------------------------------------------------------------------------
                                  Total Return
--------------------------------------------------------------------------------

                                                                 Inception to
                  Fund                    Inception Date       October 31, 2000
                  ----                    --------------       ----------------
iShares Dow Jones U.S. Internet Index
  Fund                                        05/15/00               (16.01)%
--------------------------------------------------------------------------------

Total return represents the Fund's increase in value during the time period noted above. These figures assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market.

Because indexes are statistical composites that do not actually hold a portfolio of securities, they do not incur expenses. The Fund, like other investment companies, pays management fees. These expenses negatively impact the performance of the Fund, and account for some of the difference between the performance of the Fund and the performance of the Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             Top 10 Index Holdings
                             ---------------------

          America Online Inc.                               12.1%
          BEA Systems Inc.                                   9.8%
          Ariba Inc.                                         9.2%
          VeriSign Inc.                                      8.6%
          Yahoo! Inc.                                        7.1%
          Check Point Software Technologies Ltd.             6.8%
          i2 Technologies Inc.                               6.2%
          Exodus Communications Inc.                         5.1%
          Commerce One Inc.                                  4.3%
          Amazon.com Inc.                                    3.2%

The iShares Dow Jones U.S. Internet Index Fund seeks to track the Dow Jones U.S. Internet Index. For the period since its inception May 15 through October 31, 2000, the Fund returned (16.01)%. During the same period, the Index returned (15.63)%.

During the period from May to October, the U.S. equity markets saw a return to value and "old economy stocks." Although growth and technology stocks returned to favor during the summer, when economic data indicated that the economy might have achieved a "soft landing," these rallies were short-lived. By September, investor concerns turned to the price of crude oil, its highest in 10 years, decreased corporate earnings estimates, and the continuing prospect of inflation and higher interest rates. The stock market reflected a fear that the corporate earnings of highly valued stocks could not grow as expected in this environment.

America Online (AOL), the Fund's largest holding as of October 31, has announced the planned acquisition of Time Warner for $165 billion. This merger would combine a traditional media giant with the largest Internet access provider and potentially allow AOL to provide Internet access over television cable. Despite the acquisition activity, AOL was down 14% during the reporting period. Yahoo!, representing 7.1% of the Fund's assets as of October 31, saw its share price drop 55% in the period despite the announcement of record profits. Amazon.com Inc., the tenth largest holding in the Fund, also fell 35%.

The Fund's performance was enhanced by its business to business e-commerce positions. Bea Systems Inc, the second largest position in the Fund as of October 31, was up 63%. Ariba, the third largest position returned 89%. Check Point Software Technologies LTD, i2 Technologies Inc, and Commerce One Inc. returned 83%, 49%, and 38%, respectively.

--------------------------------------------------------------------------------
  page 16                                                                iShares

Managers' Discussion & Analysis

                 iShares Dow Jones U.S. Real Estate Index Fund
                           Performance as of 10/31/00

--------------------------------------------------------------------------------
                                  Total Return
--------------------------------------------------------------------------------

                                                                Inception to
                  Fund                    Inception Date      October 31, 2000
                  ----                    --------------      ----------------
iShares Dow Jones U.S. Real Estate Index
  Fund                                       06/12/00                5.16%

--------------------------------------------------------------------------------

Total return represents the Fund's increase in value during the time period noted above. These figures assume that dividends and capital gains distributions have been reinvested in the Fund at net asset value. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market.

Because indexes are statistical composites that do not actually hold a portfolio of securities, they do not incur expenses. The Fund, like other investment companies, pays management fees. These expenses negatively impact the performance of the Fund, and account for some of the difference between the performance of the Fund and the performance of the Index.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                             Top 10 Index Holdings
                             ---------------------

          Equity Office Properties Trust                         8.8%
          Equity Residential Properties Trust                    6.0%
          Spieker Properties Inc.                                3.7%
          Prologis Trust                                         3.6%
          AvalonBay Communities Inc.                             3.2%
          Vornado Realty Trust                                   3.1%
          Simon Property Group Inc.                              3.0%
          Apartment Investment & Management Co. "A"              3.0%
          Archstone Communities Trust                            3.0%
          Duke-Weeks Realty Corp.                                2.9%

The iShares Dow Jones U.S. Real Estate Index Fund, launched on June 12, 2000, seeks to track the Dow Jones U.S. Real Estate Index. During the period from June 12 through October 31, 2000, the Fund returned 5.16%. The Index returned 4.71% during the same period.

The Real Estate sector turned in a strong performance this period, driven by a strong economy, high occupancy rates and solid rental growth. The industry's steady stream of income from leases attracted investors seeking an alternative to the volatility of the overall markets. In September, crude oil prices hit their highest level since November 1990 at $37.20 a barrel, driving stock prices down in Real Estate and the broader market. Continued $30-plus oil prices and a slowing economy in October further dampened earlier industry gains.

Office and apartment Real Estate Investment Trusts were among the top performers, benefiting from strong demand in major markets. Equity Office Properties Trust, the Fund's largest holding at 8.8% as of October 31, gained 9%. Spieker Properties, the Fund's third largest holding as of October 31, continued to expand in the West Coast with acquisitions in the lucrative Portland, Oregon and San Francisco markets in October. The stock returned 10% for the period. AvalonBay Communities, the Fund's fifth largest position as of October 31, increased 11%, also making several West Coast acquisitions.

Concerns over oil prices dampened residential and retail REIT gains. Equity Residential Properties, the Fund's second largest holding, gained only 1%, and Simon Property Group, the seventh largest holding, lost 8%.

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                  page 17
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments
October 31, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS - 99.95%
---------------------------------------------------------------
General Electric Co.                        21,404  $ 1,173,207
Cisco Systems Inc.+                         15,193      818,523
Exxon Mobil Corp.                            7,525      671,136
Microsoft Corp.+                             9,058      623,870
Intel Corp.                                 13,708      616,860
Pfizer Inc.                                 13,617      588,084
Citigroup Inc.                               9,729      511,989
Merck & Co. Inc.                             4,980      447,889
SBC Communications Inc.                      7,357      424,407
American International Group Inc.            4,314      422,772
EMC Corp.+                                   4,707      419,217
Sun Microsystems Inc.+                       3,430      380,301
International Business Machines Corp.        3,805      374,792
Verizon Communications                       5,877      339,764
Oracle Corp.+                                9,394      310,002
Coca-Cola Co.                                4,589      277,061
Wal-Mart Stores Inc.                         5,958      270,344
Johnson & Johnson                            2,844      262,003
Bristol-Myers Squibb Co.                     4,248      258,862
America Online Inc.+                         4,984      251,343
Home Depot Inc.                              4,995      214,785
Tyco International Ltd.                      3,778      214,165
Morgan Stanley Dean Witter & Co.             2,450      196,766
BellSouth Corp.                              4,032      194,796
Procter & Gamble Co.                         2,674      191,024
AT&T Corp.                                   8,107      187,981
Lilly (Eli) and Company                      2,069      184,917
Texas Instruments Inc.                       3,715      182,267
Time Warner Inc.                             2,378      180,514
American Home Products Corp.                 2,818      178,943
Philip Morris Companies Inc.                 4,859      177,961
Wells Fargo & Company                        3,691      170,939
Bank of America Corp.                        3,538      170,045
Fannie Mae                                   2,194      168,938
Lucent Technologies Inc.                     7,198      167,803
Hewlett-Packard Co.                          3,596      166,989
Abbott Laboratories                          3,123      164,933
Schering-Plough Corp.                        3,160      163,333
Walt Disney Co. (The)                        4,501      161,192
Viacom Inc. "B"+                             2,755      156,691
American Express Co.                         2,556      153,360
Pharmacia & Upjohn Inc.                      2,745      150,975
PepsiCo Inc.                                 3,115      150,883
WorldCom Inc.+                               6,182      146,823
Corning Inc.                                 1,914      146,421
Dell Computer Corp.+                         4,921      145,169
Qwest Communications International Inc.+     2,977  $   144,757
Medtronic Inc.                               2,593      140,832
Boeing Co.                                   1,933      131,082
JDS Uniphase Corp.+                          1,610      131,014
Enron Corp.                                  1,594      130,808
Chase Manhattan Corp.                        2,817      128,173
Amgen Inc.+                                  2,212      128,158
Veritas Software Corp.+                        870      122,684
Motorola Inc.                                4,707      117,381
Chevron Corp.                                1,412      115,961
Compaq Computer Corp.                        3,655      111,149
Merrill Lynch & Co. Inc.                     1,557      108,990
Ford Motor Company                           4,075      106,459
QUALCOMM Inc.+                               1,610      104,826
Du Pont (E.I.) de Nemours                    2,240      101,640
Juniper Networks Inc.+                         509       99,255
Walgreen Co.                                 2,170       99,006
Schlumberger Ltd.                            1,233       93,862
Applied Materials Inc.+                      1,744       92,650
Honeywell International Inc.                 1,719       92,504
AT&T - Liberty Media Group "A"+              5,119       92,142
Bank of New York Co. Inc.                    1,592       91,639
Bank One Corp.                               2,503       91,359
Anheuser-Busch Companies Inc.                1,978       90,493
Freddie Mac                                  1,503       90,180
Automatic Data Processing Inc.               1,358       88,694
McDonald's Corp.                             2,853       88,443
Minnesota Mining & Manufacturing Co.           864       83,484
Schwab (Charles) Corp.                       2,305       80,963
Siebel Systems Inc.+                           766       80,382
Marsh & McLennan Companies Inc.                591       77,273
Network Appliance Inc.+                        649       77,231
Kimberly-Clark Corp.                         1,168       77,088
Comcast Corp. "A"+                           1,880       76,610
FleetBoston Financial Corp.                  1,943       73,834
Gillette Co.                                 2,060       71,843
United Technologies Corp.                    1,018       71,069
Texaco Inc.                                  1,196       70,639
Clear Channel Communications Inc.+           1,168       70,153
Duke Energy Corp.                              808       69,842
Emerson Electric Co.                           934       68,591
General Motors Corp. "A"                     1,099       68,275
Colgate-Palmolive Co.                        1,152       67,692
Palm Inc.+                                   1,224       65,561
First Union Corp.                            2,116       64,141
Ciena Corp.+                                   610       64,126
Allstate Corp.                               1,584       63,756
Broadcom Corp.+                                279       62,043

--------------------------------------------------------------------------------
  page 18                                                                iShares
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
MBNA Corp.                                   1,611  $    60,513
Sprint Corp. (PCS Group)+                    1,567       59,742
Safeway Inc.+                                1,079       59,008
BEA Systems Inc.+                              819       58,763
Associates First Capital Corp.               1,574       58,435
PMC - Sierra Inc.+                             340       57,630
Solectron Corp.+                             1,303       57,332
Morgan (J.P.) & Co. Inc.                       341       56,436
Cardinal Health Inc.                           586       55,523
Ariba Inc.+                                    430       54,341
Target Corporation                           1,960       54,145
Alcoa Inc.                                   1,863       53,445
Nextel Communications Inc. "A"+              1,386       53,274
Brocade Communications System Inc.+            233       52,978
PE Corp. (Biosystems Group)                    448       52,416
Household International Inc.                 1,027       51,671
Washington Mutual Inc.                       1,169       51,436
Mellon Financial Corp.                       1,062       51,242
Baxter International Inc.                      621       51,038
AXA Financial Inc.                             943       50,981
Xilinx Inc.+                                   700       50,706
VeriSign Inc.+                                 379       50,028
Analog Devices Inc.+                           756       49,140
Fifth Third Bancorp                            952       48,909
Applied Micro Circuits Corp.+                  624       47,658
AES Corp.+                                     818       46,217
MetLife Inc.+                                1,672       46,189
CVS Corp.                                      854       45,209
First Data Corp.                               899       45,062
Dow Chemical Co.                             1,466       44,896
HCA - The Healthcare Company                 1,087       43,412
American General Corp.                         539       43,389
Linear Technology Corp.                        664       42,869
State Street Corp.                             342       42,661
Yahoo! Inc.+                                   727       42,620
Electronic Data Systems Corp.                  890       41,774
Agilent Technologies Inc.+                     900       41,681
Exelon Corp.                                   690       41,486
PNC Bank Corp.                                 619       41,396
AFLAC Inc.                                     566       41,353
Southern Co.                                 1,403       41,213
Paychex Inc.                                   727       41,212
Alltel Corp.                                   637       41,047
CIGNA Corp.                                    334       40,731
Firstar Corp.                                2,061       40,576
Tellabs Inc.+                                  811       40,499
Sara Lee Corp.                               1,872  $    40,365
Williams Companies Inc.                        963       40,265
Kroger Co.+                                  1,781       40,184
Check Point Software Technologies Ltd.+        252       39,910
SDL Inc.+                                      153       39,665
Adobe Systems Inc.                             518       39,400
Sprint Corp. (FON Group)                     1,530       39,015
US Bancorp Inc.                              1,610       38,942
International Paper Co.                      1,052       38,530
Sysco Corp.                                    730       38,097
Maxim Integrated Products Inc.+                574       38,063
Voicestream Wireless Corp.+                    289       38,004
Comverse Technology Inc.+                      340       37,995
Northern Trust Corp.                           442       37,736
UnitedHealth Group Inc.                        342       37,406
i2 Technologies Inc.+                          215       36,550
Sanmina Corp.+                                 315       36,008
Halliburton Co.                                971       35,988
Costco Wholesale Corp.+                        972       35,600
Illinois Tool Works Inc.                       640       35,560
Lowe's Companies Inc.                          774       35,362
Omnicom Group Inc.                             378       34,871
Guidant Corp.+                                 655       34,674
Hartford Financial Services Group Inc.         458       34,092
Seagate Technology Inc.+                       484       33,820
Lehman Brothers Holdings Inc.                  520       33,540
Altera Corp.+                                  817       33,446
Anadarko Petroleum Corp.                       514       32,922
Computer Associates International Inc.       1,024       32,640
Gannett Co. Inc.                               559       32,422
Heinz (H.J.) Co.                               763       31,998
Providian Financial Corp.                      305       31,720
Kohls Corp.+                                   584       31,646
Redback Networks Inc.+                         296       31,506
Gap Inc.                                     1,214       31,336
Chubb Corp.                                    370       31,242
Micron Technology Inc.+                        899       31,240
Level 3 Communications Inc.+                   655       31,235
Harley-Davidson Inc.                           647       31,177
Goldman Sachs Group Inc. (The)                 307       30,642
Exodus Communications Inc.+                    909       30,508
Dominion Resources Inc.                        505       30,079
ADC Telecommunications Inc.+                 1,405       30,032
Eastman Kodak Co.                              656       29,438
American Electric Power Inc.                   709       29,423
El Paso Energy Corp.                           467       29,275
Coastal Corp.                                  385       29,043
Lockheed Martin Corp.                          802       28,752

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 19
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
Interpublic Group of Companies Inc.            665  $    28,553
Gemstar-TV Guide International Inc.+           414       28,385
Phillips Petroleum Co.                         459       28,343
FedEx Corp.+                                   604       28,303
BB&T Corp.                                     873       27,827
Southwest Airlines Co.                         972       27,702
MedImmune Inc.+                                421       27,523
Tenet Healthcare Corp.                         693       27,244
Vitesse Semiconductor Corp.+                   385       26,926
Waste Management Inc.                        1,342       26,840
Caterpillar Inc.                               764       26,788
SunTrust Banks Inc.                            548       26,749
McGraw-Hill Companies Inc.                     414       26,574
General Mills Inc.                             630       26,302
Capital One Financial Corp.                    415       26,197
Conoco Inc.                                    953       25,910
Baker Hughes Inc.                              727       24,991
Millennium Pharmaceuticals Inc.+               344       24,962
Commerce One Inc.+                             388       24,905
Forest Laboratories Inc. "A"+                  187       24,777
ConAgra Inc.                                 1,153       24,645
Avon Products Inc.                             504       24,444
National City Corp.                          1,141       24,389
Intuit Inc.+                                   394       24,206
Carnival Corp. "A"                             973       24,143
Transocean Sedco Forex Inc.                    449       23,797
Rational Software Corp.+                       397       23,696
St. Paul Companies Inc.                        460       23,575
RadioShack Corp.                               395       23,552
Union Pacific Corp.                            502       23,531
Burlington Northern Santa Fe Corp.             882       23,428
Scientific-Atlanta Inc.                        341       23,337
Wachovia Corp.                                 432       23,328
Calpine Corp.+                                 295       23,287
Allergan Inc.                                  277       23,285
KeyCorp                                        937       23,132
Sears, Roebuck and Co.                         773       22,981
Quaker Oats Co.                                280       22,838
PG&E Corp.                                     844       22,735
Gateway Inc.+                                  440       22,708
FPL Group Inc.                                 342       22,572
LSI Logic Corp.+                               683       22,454
General Dynamics Corp.                         313       22,399
PeopleSoft Inc.+                               511       22,300
Best Buy Co. Inc.+                             441       22,133
Reliant Energy Inc.                            532       21,978
Hancock (John) Financial Services Inc.+        693  $    21,916
XO Communications Inc. "A"+                    647       21,826
Computer Sciences Corp.+                       341       21,483
Weyerhaeuser Co.                               457       21,450
Stilwell Financial Inc.                        477       21,376
ONI Systems Inc.+                              262       21,238
TXU Corporation                                565       20,940
Albertson's Inc.                               862       20,419
Comerica Inc.                                  332       20,024
Limited Inc.                                   791       19,973
ALZA Corp.+                                    244       19,749
AON Corp.                                      476       19,724
AT&T Wireless Group+                           790       19,701
Immunex Corp.+                                 460       19,579
Biogen Inc.+                                   323       19,441
Handspring Inc.+                               268       19,380
Amazon.com Inc.+                               529       19,375
IDEC Pharmaceuticals Corp.+                     98       19,220
Delphi Automotive Systems Corp.              1,214       19,045
Public Service Enterprise Group Inc.           457       18,966
Xcel Energy Inc.                               739       18,891
Mercury Interactive Corp.+                     170       18,870
Cendant Corp.+                               1,566       18,792
Nabisco Group Holdings Corp. "A"               649       18,740
Equity Office Properties Trust                 622       18,738
Becton Dickinson & Co.                         559       18,726
United Parcel Service Inc.                     307       18,650
Lincoln National Corp.                         385       18,624
USX-Marathon Group Inc.                        684       18,596
Concord EFS Inc.+                              450       18,591
Entergy Corp.                                  485       18,582
USA Education Inc.                             332       18,551
Cox Communications Inc. "A"+                   421       18,550
Masco Corp.                                    991       18,519
May Department Stores Co.                      700       18,375
Waters Corp.+                                  253       18,358
Deere & Co.                                    496       18,259
QLogic Corp.+                                  188       18,189
Air Products & Chemicals Inc.                  487       18,171
Raytheon Co. "B"                               531       18,154
Marriott International Inc.                    441       17,861
TJX Companies Inc.                             649       17,685
Starbucks Corp.+                               395       17,652
Unocal Corp.                                   514       17,540
Jabil Circuit Inc.+                            306       17,461
Human Genome Sciences Inc.+                    196       17,325
Dover Corp.                                    406       17,230
Aetna Inc.                                     298       17,228

--------------------------------------------------------------------------------
  page 20                                                                iShares
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

Security                                   Shares      Value
-------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------
Edison International                         718     $ 17,142
Extreme Networks Inc.+                       206       17,085
eBay Inc.+                                   322       16,583
Franklin Resources Inc.                      386       16,536
Burlington Resources Inc.                    459       16,524
PPG Industries Inc.                          369       16,467
Sycamore Networks Inc.+                      260       16,445
Clorox Co.                                   367       16,377
Ralston Purina Co.                           675       16,369
Pitney Bowes Inc.                            541       16,061
Occidental Petroleum Corp.                   808       16,059
Bed Bath & Beyond Inc.+                      622       16,055
Paine Webber Group Inc.                      224       15,960
Nabors Industries Inc.+                      313       15,932
Consolidated Edison Inc.                     450       15,834
Rockwell International Corp.                 395       15,528
IMS Health Inc.                              656       15,498
Textron Inc.                                 305       15,383
McKesson HBOC Inc.                           548       15,378
MBIA Inc.                                    208       15,119
Jefferson-Pilot Corp.                        217       14,919
Phone.com Inc.+                              161       14,903
King Pharmaceuticals Inc.+                   332       14,878
Wellpoint Health Networks Inc.+              127       14,851
Advanced Micro Devices Inc.+                 656       14,842
Loews Corp.                                  162       14,732
Vignette Corp.+                              494       14,727
Inktomi Corp.+                               232       14,717
Nike Inc. "B"                                361       14,417
Apache Corp.                                 260       14,381
Federated Department Stores Inc.+            441       14,360
SunGard Data Systems Inc.+                   279       14,264
Fort James Corp.                             433       14,262
Progressive Corporation                      145       14,246
Staples Inc.+                                997       14,207
NTL Inc.+                                    323       14,192
Summit Bancorp                               376       14,100
Golden West Financial Corp.                  251       14,072
Cadence Design Systems Inc.+                 547       14,051
Stryker Corp.                                297       13,996
Archer-Daniels-Midland Co.                 1,267       13,937
Campbell Soup Co.                            475       13,894
UNUMProvident Corp.                          487       13,758
CP&L Energy Inc.                             341       13,747
Fiserv Inc.+                                 262       13,739
Bear Stearns Companies Inc.                  226       13,701
American Tower Corp.+                        334       13,673
McLeodUSA Inc. "A"+                          709       13,648
Danaher Corp.                                216       13,635
3Com Corp.+                                  765       13,579
MGIC Investment Corp.                        199       13,557
Apple Computer Inc.+                         692       13,537
Metromedia Fiber Network Inc.+               712       13,528
Watson Pharmaceutical Inc.+                  216       13,514
Atmel Corp.+                                 898       13,414
KLA-Tencor Corp.+                            395       13,356
Convergys Corp.+                             304       13,243
Constellation Energy Group Inc.              316       13,173
SCI Systems Inc.+                            306       13,158
Tiffany & Co.                                307       13,105
Devon Energy Corp.                           259       13,054
Electronic Arts Inc.+                        260       13,000
Kerr-McGee Corp.                             199       12,997
Broadwing Inc.+                              459       12,967
IVAX Corporation+                            298       12,963
BroadVision Inc.+                            433       12,882
Dynegy Inc.                                  278       12,875
Kellogg Co.                                  503       12,764
Conexant Systems Inc.+                       485       12,762
Biomet Inc.                                  351       12,702
PP&L Resources Inc.                          306       12,603
FirstEnergy Corp.                            486       12,575
Wrigley (William Jr.) Co.                    158       12,512
Praxair Inc.                                 334       12,442
Micromuse Inc.+                               73       12,387
Telephone & Data Systems Inc.                117       12,344
Union Carbide Corp.                          287       12,341
Delta Air Lines Inc.                         261       12,332
CSX Corp.                                    486       12,302
Equity Residential Properties Trust          261       12,283
Symbol Technologies Inc.                     270       12,268
Starwood Hotels & Resorts Worldwide Inc.     413       12,235
Columbia Energy Group                        170       12,229
Ingersoll-Rand Co.                           322       12,155
Xerox Corp.                                1,440       12,150
Genzyme General+                             171       12,141
Price (T. Rowe) Associates                   259       12,124
CDW Computer Centers Inc.+                   188       12,114
Ambac Financial Group Inc.                   151       12,052
Cintas Corp.                                 259       12,011
Abgenix Inc.+                                152       11,989
Univision Communications Inc.+               313       11,972
Mattel Inc.                                  925       11,967
AmSouth Bancorp                              856       11,930

-------------------------------------------------------------
iShares Schedules of Investments                      page 21
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

Security                                    Shares       Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
StorageNetworks Inc.+                          188  $    11,926
New York Times Co. "A"                         324       11,907
Noble Drilling Corp.+                          286       11,887
Avery Dennison Corp.                           235       11,867
PerkinElmer Inc.                                99       11,831
Norfolk Southern Corp.                         837       11,823
Software.com Inc.+                              79       11,771
Hershey Foods Corp.                            216       11,731
Ameren Corp.                                   295       11,726
Integrated Device Technology Inc.+             208       11,713
SouthTrust Corp.                               359       11,623
Cablevision Systems Corp.+                     154       11,473
Crown Castle International Corp.+              378       11,458
Regions Financial Corp.                        486       11,451
CenturyTel Inc.                                297       11,434
Novellus Systems Inc.+                         279       11,422
Newell Rubbermaid Inc.                         592       11,359
Lexmark International Group Inc. "A"+          277       11,357
Cincinnati Financial Corp.                     307       11,282
BMC Software Inc.+                             548       11,131
Amdocs Ltd.+                                   171       11,083
Protein Design Labs Inc.+                       82       11,076
Florida Progress Corp.                         208       11,063
Healthsouth Corp.+                             919       11,028
DTE Energy Co.                                 304       10,982
Teradyne Inc.+                                 349       10,906
Vertex Pharmaceuticals Inc.+                   116       10,801
Johnson Controls Inc.                          181       10,792
Zions Bancorp                                  187       10,741
DST Systems Inc.+                              174       10,723
Health Management Associates Inc. "A"+         539       10,679
Thermo Electron Corp.+                         368       10,672
Equifax Inc.                                   305       10,522
Ecolab Inc.                                    268       10,502
Sepracor Inc.+                                 154       10,491
Eaton Corp.                                    154       10,482
Parker Hannifin Corp.                          253       10,468
Robert Half International Inc.+                342       10,431
Cinergy Corp.                                  340       10,412
AMR Corp.+                                     316       10,349
Charter One Financial Inc.                     448       10,276
Rohm & Haas Co. "A"                            340       10,221
Conoco Inc. "B"                                395       10,196
Power-One Inc.+                                142       10,073
Fortune Brands Inc.                            342       10,068
KeySpan Corp.                                  286       10,064
Transwitch Corp.+                              172        9,933
St. Jude Medical Inc.+                         180        9,900
TMP Worldwide Inc.+                            142        9,885
Synovus Financial Corp.                        457        9,854
National Semiconductor Corp.+                  378        9,828
Finisar Corp.+                                 341        9,825
Global Marine Inc.+                            370        9,805
InfoSpace.com Inc.+                            487        9,801
Dollar General Corp.                           629        9,749
National Commerce Bancorp                      457        9,711
Union Planters Corp.                           287        9,704
Georgia-Pacific Corp.                          361        9,702
Cypress Semiconductor Corp.+                   259        9,696
Medarex Inc.+                                  158        9,658
Charter Communications Inc.+                   494        9,633
Foundry Networks Inc.+                         145        9,633
Allegheny Energy Inc.                          234        9,579
Sabre Holdings Corp.                           286        9,563
EOG Resources Inc.                             242        9,529
Cabletron Systems Inc.+                        351        9,521
UST Inc.                                       376        9,494
R&B Falcon Corporation+                        379        9,475
Sempra Energy                                  458        9,475
Quest Diagnostics Inc.+                         98        9,433
Emulex Corp.+                                   64        9,400
Tricon Global Restaurants Inc.+                313        9,390
Marshall & Ilsley Corp.                        207        9,380
Tribune Co.                                    252        9,340
BJ Services Co.+                               178        9,334
Torchmark Corp.                                280        9,328
Chiron Corp.+                                  215        9,312
Polycom Inc.+                                  143        9,295
ENSCO International Inc.                       279        9,277
Echostar Communications Corp.+                 205        9,276
Rambus Inc.+                                   206        9,257
NCR Corp.+                                     214        9,229
Interwoven Inc.+                                91        9,168
Willamette Industries Inc.                     251        9,114
Coca-Cola Enterprises Inc.                     494        9,077
Northrop Grumman Corp.                         108        9,072
USA Networks Inc.+                             448        9,072
Countrywide Credit Industries Inc.             242        9,060
Edwards (A.G.) Inc.                            178        9,033
TRW Inc.                                       214        8,988
Toys R Us Inc.+                                520        8,938
Amerada Hess Corp.                             143        8,866
Unisys Corp.+                                  691        8,810
Tosco Corp.                                    307        8,788

---------------------------------------------------------------
page 22                                                 iShares
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

Security                                   Shares    Value
-----------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------
Citrix Systems Inc.+                       395      $ 8,739
Acxiom Corp.+                              215        8,654
GPU Inc.                                   261        8,629
R.J. Reynolds Tobacco Holdings Inc.        241        8,616
Sealed Air Corp.+                          179        8,614
Knight Ridder Inc.                         171        8,593
Portal Software Inc.+                      243        8,551
M&T Bank Corp.                             170        8,534
Gilead Sciences Inc.+                       99        8,514
PE Corp. (Celera Genomics Group)+          126        8,505
Citizen Communications Co.+                585        8,482
Macromedia Inc.+                           109        8,400
Moody's Corp.                              316        8,315
Genuine Parts Co.                          385        8,205
North Fork Bancorp                         406        8,196
Dana Corp.                                 369        8,187
Goodrich (B.F.) Co.                        200        8,187
Celgene Corp.+                             127        8,176
Pepsi Bottling Group Inc.                  235        8,137
Micrel Inc.+                               179        8,100
Molex Inc. "A"                             206        8,098
Mylan Laboratories Inc.                    288        8,064
Avaya Inc.+                                599        8,049
TECO Energy Inc.                           288        8,028
Old Kent Financial Corp.                   290        8,024
Microchip Technology Inc.+                 253        8,001
Newport Corp.                               70        7,994
Agile Software Corp.+                      106        7,990
Harrah's Entertainment Inc.+               278        7,958
Readers Digest Association Inc. (The) "A"  216        7,925
Weatherford International Inc.+            217        7,921
Spieker Properties Inc.                    143        7,919
Phelps Dodge Corp.                         169        7,901
NVIDIA Corp.+                              127        7,892
Cooper Industries Inc.                     206        7,879
TIBCO Software Inc.+                       125        7,875
Whirlpool Corp.                            181        7,874
Internet Security Systems Inc.+             89        7,854
Family Dollar Stores Inc.                  404        7,853
Vishay Intertechnology Inc.+               261        7,830
Pinnacle West Capital Corp.                180        7,819
Knight Trading Group Inc.+                 261        7,814
Raytheon Co. "A"                           244        7,808
Sherwin-Williams Co.                       360        7,808
Smurfit-Stone Container Corp.+             577        7,790
SPX Corp.+                                  63        7,788
Leggett & Platt Inc.                       475        7,778
Andrx Group+                               108        7,776
DPL Inc.                                   273        7,746
CIT Group Inc. (The)                       444        7,742
CMGI Inc.+                                 457        7,712
H & R Block, Inc.                          216        7,709
TCF Financial Corp.                        190        7,683
Ceridian Corp.+                            307        7,675
Parametric Technology Corp.+               620        7,634
Eastman Chemical Co.                       178        7,632
Tektronix Inc.                             107        7,624
Smith International Inc.+                  108        7,614
Huntington Bancshares Inc.                 529        7,604
Western Wireless Corp. "A"+                160        7,600
Old Republic International Corp.           287        7,462
Black & Decker Corp.                       198        7,450
Hilton Hotels Corp.                        783        7,438
Art Technology Group Inc.+                 118        7,404
PMI Group Inc. (The)                       100        7,388
Allmerica Financial Corp.                  117        7,378
WebMD Corp.+                               648        7,371
United States Cellular Corp.+              115        7,360
SEI Investment Co.                          81        7,351
Prologis Trust                             350        7,350
Boston Scientific Corp.+                   460        7,331
Keebler Foods Co.                          181        7,330
Everest Re Group Ltd.                      125        7,328
LG&E Energy Corp.                          296        7,270
Powerwave Technologies Inc.+               151        7,267
Scripps (E.W.) Company                     124        7,246
Cree Inc.+                                  73        7,245
Archstone Communities Trust                306        7,210
SanDisk Corp.+                             134        7,200
Laboratory Corp. of America Holdings+       53        7,148
Akamai Technologies Inc.+                  140        7,140
AutoZone Inc.+                             266        7,132
NiSource Inc.                              286        7,132
Peregrine Systems Inc.+                    296        7,104
Donaldson, Lufkin & Jenrette Inc.           79        7,095
Minimed Inc.+                               97        7,075
Estee Lauder Companies Inc. "A"            152        7,058
Dime Bancorp Inc.                          288        7,038
First Tennessee National Corp.             306        7,038
Affiliated Computer Services Inc.+         126        7,017
Brinker International Inc.+                178        6,986
AvalonBay Communities Inc.                 152        6,983
SAFECO Corp.                               288        6,966
Apartment Investment & Management Co. "A"  152        6,945

-----------------------------------------------------------

iShares Schedules of Investments                    page 23
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Westvaco Corp.                                 243    $   6,926
New Focus Inc.+                                109        6,922
Enzon Inc.+                                     97        6,911
Nucor Corp.                                    199        6,903
Critical Path Inc.+                            142        6,896
Imclone Systems Inc.+                          126        6,891
Bowater Inc.                                   127        6,874
Kinder Morgan Inc.                             178        6,864
Vornado Realty Trust                           197        6,858
Sybron International Corp.+                    277        6,856
Arrow Electronics Inc.+                        214        6,848
CMS Energy Corp.                               253        6,831
Allegiance Telecom Inc.+                       217        6,822
RF Micro Devices Inc.+                         342        6,819
E*trade Group Inc.+                            468        6,815
Novell Inc.+                                   756        6,804
Sunoco Inc.                                    226        6,766
Office Depot Inc.+                             809        6,725
Lattice Semiconductor Corp.+                   230        6,713
CacheFlow Inc.+                                 62        6,696
ITT Industries Inc.                            205        6,675
COR Therapeutics Inc.+                         118        6,667
Winn-Dixie Stores Inc.                         346        6,661
Apollo Group Inc.+                             170        6,651
Kmart Corp.+                                 1,116        6,626
Servicemaster Co.                              721        6,579
Montana Power Co.                              232        6,554
TriQuint Semiconductor Inc.+                   171        6,551
Harcourt General Inc.                          116        6,502
Cytyc Corp.+                                   109        6,472
Vulcan Materials Co.                           154        6,468
Temple-Inland Inc.                             144        6,444
Pall Corp.                                     298        6,426
Northeast Utilities                            315        6,418
Internet Capital Group LLC+                    484        6,413
Mercantile Bankshares Corp.                    170        6,396
Goodyear Tire & Rubber Co.                     343        6,345
Sapient Corp.+                                 178        6,330
Wind River Systems Inc.+                       154        6,324
Darden Restaurants Inc.                        281        6,322
CheckFree Corp.+                               127        6,318
GlobeSpan Inc.+                                 82        6,309
Trigon Healthcare Inc.+                         88        6,309
Radian Group Inc.                               89        6,308
Manpower Inc.                                  181        6,301
Compuware Corp.+                               800        6,300
Gallagher (Arthur J.) & Co.                     99        6,249
Dow Jones & Co. Inc.                           106        6,241
Niagara Mohawk Holdings Inc.+                  390        6,240
Park Place Entertainment Corp.+                487        6,209
Potomac Electric Power Co.                     271        6,199
Manugistics Group Inc.+                         54        6,153
RSA Security Inc.+                             106        6,148
Murphy Oil Corp.                               106        6,141
Legg Mason Inc.                                117        6,077
Informatica Corp.+                              64        6,048
Network Associates Inc.+                       314        6,045
Medicis Pharmaceutical Corp. "A"+               82        6,037
Simon Property Group Inc.                      270        6,024
Dallas Semiconductor Corp.                     152        6,023
UnitedGlobalCom Inc. "A"+                      189        6,013
Sawtek Inc.+                                   118        6,003
Donnelley (R.R.) & Sons Co.                    279        5,998
CNET Networks Inc.+                            190        5,985
Utilicorp United Inc.                          225        5,977
Cooper Cameron Corp.+                          109        5,940
Synopsys Inc.+                                 170        5,929
Ultramar Diamond Shamrock Corp.                225        5,906
Mead Corp.                                     204        5,903
BJ's Wholesale Club Inc.+                      178        5,863
ICN Pharmaceuticals Inc.                       154        5,862
Duke-Weeks Realty Corp.                        247        5,851
Ashland Inc.                                   178        5,829
Circuit City Stores Inc.                       439        5,817
Energy East Corp.                              288        5,814
Engelhard Corp.                                277        5,782
SCANA Corp.                                    218        5,777
Expeditors International Washington Inc.       111        5,758
Macrovision Corp.+                              79        5,757
Visteon Corp.                                  325        5,748
At Home Corp. "A"+                             557        5,744
Ocean Energy Inc.+                             414        5,744
KEMET Corp.+                                   206        5,742
Amphenol Corp. "A"+                             89        5,718
American Water Works Inc.                      234        5,704
Avnet Inc.                                     212        5,697
Continental Airlines Inc. "B"+                 108        5,670
Tekelec+                                       154        5,669
Crescent Real Estate Equities Co.              280        5,635
Millipore Corp.                                107        5,618
Plexus Corp.+                                   89        5,613
Bard (C.R.) Inc.                               134        5,611
Wisconsin Energy Corp.                         298        5,606
ICOS Corp.+                                    109        5,600

-----------------------------------------------------------

page 24                                             iShares
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

Security                                   Shares      Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Dollar Tree Stores Inc.+                       143      $ 5,595
E.piphany Inc.+                                 62        5,588
Advanced Fibre Communications Inc.+            171        5,568
Invitrogen Corp.+                               73        5,553
Lincare Holdings Inc.+                         132        5,552
Homestore.com Inc.+                            163        5,542
MCN Energy Group Inc.                          225        5,541
Federated Investors Inc. "B"                   190        5,534
International Rectifier Corp.+                 124        5,533
Nuance Communications Inc.+                     64        5,520
Quantum DLT & Storage Group+                   368        5,520
Express Scripts Inc. "A"+                       82        5,509
Sigma-Aldrich Corp.                            154        5,506
Newmont Mining Corp.                           405        5,493
Bisys Group Inc.+                              116        5,466
Fluor Corp.                                    156        5,460
Commerce Bancorp Inc.                           90        5,451
Sonoco Products Co.                            280        5,408
Rowan Companies Inc.+                          214        5,390
IDACorp Inc.                                   109        5,375
Lam Research Corp.+                            277        5,367
Astoria Financial Corp.                        143        5,362
Hibernia Corp. "A"                             448        5,348
Puget Sound Energy Inc.                        217        5,330
Navistar International Corp.+                  161        5,323
AMB Property Corp.                             226        5,311
Conseco Inc.                                   764        5,300
Vitria Technology Inc.+                        197        5,294
Molex Inc.                                      98        5,292
Caremark Rx Inc.+                              423        5,287
Tech Data Corp.+                               127        5,286
Myriad Genetics Inc.+                           44        5,280
Equitable Resources Inc.                        91        5,278
Catalina Marketing Corp.+                      134        5,259
Jones Apparel Group Inc.+                      189        5,257
Compass Bancshares Inc.                        289        5,256
Cephalon Inc.+                                  98        5,255
First Virginia Banks Inc.                      127        5,255
IPALCO Enterprises Inc.                        234        5,250
Southdown Inc.                                  74        5,245
PACCAR Inc.                                    124        5,216
US Airways Group Inc.+                         138        5,210
Viacom Inc. "A"+                                91        5,210
Fox Entertainment Group Inc.+                  242        5,203
Grant Prideco Inc.+                            280        5,198
Energizer Holdings Inc.+                       262        5,174
Viad Corp.                                     241        5,151
Martin Marietta Materials Inc.                 134        5,146
Kimco Realty Corp.                             127        5,112
Eastern Enterprises                             79        5,086
Hispanic Broadcasting Corp.+                   162        5,062
Greenpoint Financial Corp.                     170        5,057
True North Communications Inc.                 134        5,050
Abercrombie & Fitch Co.+                       214        5,042
Cirrus Logic Inc.+                             116        5,003
Technitrol Inc.                                 45        4,989
Alliant Energy Corp.                           164        4,971
Hercules Inc.                                  271        4,963
American Standard Companies Inc.+              108        4,954
Amerisource Health Corp. "A"+                  114        4,952
Incyte Pharmaceuticals Inc.+                   135        4,944
Liberty Property Trust                         187        4,944
VF Corp.                                       181        4,944
Penney (J.C.) Company Inc.                     422        4,932
Diamond Offshore Drilling Inc.                 142        4,908
Silicon Valley Bancshares+                     106        4,903
Silicon Storage Technology Inc.+               215        4,891
Boise Cascade Corp.                            170        4,877
Super Value Inc.                               317        4,874
Gentex Corp.+                                  196        4,851
RealNetworks Inc.+                             235        4,843
Netegrity Inc.+                                 62        4,836
NICOR Inc.                                     136        4,803
Maytag Corp.                                   167        4,780
Centura Banks Inc.                             124        4,766
Old National Bancorp                           161        4,750
Questar Corp.                                  175        4,736
Wilmington Trust Corp.                          90        4,736
Georgia-Pacific (Timber Group)                 167        4,728
Coors (Adolf) Company "B"                       74        4,713
Metris Companies Inc.                          145        4,694
L-3 Communications Holdings Inc.+               71        4,682
National-Oilwell Inc.+                         160        4,680
Litton Industries Inc.+                         90        4,674
MGM Grand Inc.                                 135        4,666
MRV Communications Inc.+                       118        4,661
Kana Communications Inc.+                      198        4,653
Symantec Corp.+                                119        4,648
Spectrasite Holdings Inc.+                     235        4,641
ALLETE                                         215        4,636
Alpha Industries Inc.+                         116        4,626
Beckman Coulter Inc.                            66        4,624
American Power Conversion Corp.+               357        4,619
Public Storage Inc.                            205        4,613

---------------------------------------------------------------

iShares Schedules of Investments                        page 25
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
OGE Energy Corp.                               224  $     4,606
Semtech Corp.+                                 142        4,580
Grainger (W.W.) Inc.                           143        4,567
Conectiv Inc.                                  252        4,520
SkyWest Inc.                                    89        4,495
Hillenbrand Industries Inc.                     97        4,486
Affymetrix Inc.+                                81        4,485
CH Robinson Worldwide Inc.                      82        4,484
Tidewater Inc.                                  97        4,480
Whitman Corp.                                  342        4,446
Hudson City Bancorp Inc.                       243        4,420
Edwards (J.D.) & Co.+                          170        4,399
National Fuel Gas Co.                           82        4,397
Hanover Compressor Co.+                        134        4,372
Bank United Corp. "A"                           77        4,365
AutoNation Inc.+                               646        4,360
Viasystems Group Inc.+                         306        4,341
Arden Realty Inc.                              180        4,320
Andrew Corp.+                                  164        4,315
Oxford Health Plans Inc.+                      127        4,286
Cummins Engine Company Inc.                    126        4,284
Herman Miller Inc.                             164        4,284
Kansas City Power & Light Co.                  178        4,283
Lear Corp.+                                    157        4,278
Helmerich & Payne Inc.                         136        4,275
Washington Post Company (The) "B"                8        4,273
USX-U.S. Steel Group Inc.                      268        4,271
Delhaize America Inc. "A"                      250        4,250
International Game Technology Inc.+            116        4,249
DoubleClick Inc.+                              261        4,241
CarrAmerica Realty Corp.                       143        4,227
FirstMerit Corp.                               185        4,220
UAL Corp.                                      111        4,211
Tyson Foods Inc. "A"                           376        4,207
Quintiles Transnational Corp.+                 301        4,195
AmeriCredit Corp.+                             156        4,193
Primedia Inc.+                                 369        4,174
Snap-On Inc.                                   163        4,167
Red Hat Inc.+                                  332        4,150
Loral Space & Communications Ltd.+             728        4,141
Sovereign Bancorp Inc.                         498        4,140
Flowers Industries Inc.                        269        4,136
Adaptec Inc.+                                  261        4,127
Insight Enterprises Inc.+                      127        4,127
Sirius Satellite Radio Inc.+                    82        4,121
Elantec Semiconductor Inc.+                     37        4,116
Protective Life Corp.                          178  $     4,116
Alkermes Inc.+                                 111        4,114
Aeroflex Inc.+                                  69        4,105
Hormel Foods Corp.                             244        4,102
CuraGen Corp.+                                  63        4,071
Highwoods Properties Inc.                      188        4,066
Pentair Inc.                                   136        4,055
DQE Inc.                                       116        4,053
Boston Properties Inc.                         100        4,050
Consolidated Stores Corp.+                     341        4,049
Internap Network Services Corp.+               253        4,048
Post Properties Inc.                           115        4,018
Amkor Technology Inc.+                         181        4,016
Waddell & Reed Financial Inc. "A"              126        4,016
Powertel Inc.+                                  46        4,014
Noble Affiliates Inc.                          109        3,999
Host Marriott Corp.                            376        3,995
DeVry Inc.+                                    108        3,989
Chris-Craft Industries Inc.+                    54        3,969
Getty Images Inc.+                             125        3,969
Republic Services Inc. "A"+                    295        3,964
OSI Pharmaceuticals Inc.+                       55        3,960
Ameritrade Holding Corp. "A"+                  270        3,949
Webster Financial Corp.                        162        3,949
Techne Corp.+                                   35        3,946
Wendy's International Inc.                     181        3,937
Valero Energy Corp.                            119        3,934
Bemis Co.                                      152        3,933
Deluxe Corp.                                   174        3,926
Iron Mountain Inc.+                            116        3,922
Retek Inc.+                                     99        3,904
Aurora Biosciences Corp.+                       64        3,900
Cousins Properties Inc.                        150        3,900
ON Semiconductor Corp.+                        387        3,894
Lamar Advertising Co.+                          81        3,888
Pegasus Communications Corp.+                  109        3,876
Shaw Industries Inc.                           208        3,861
Safeguard Scientifics Inc.+                    251        3,859
Universal Health Services Inc. "B"+             46        3,858
Diebold Inc.                                   148        3,848
Marine Drilling Co. Inc.+                      161        3,844
Golden State Bancorp Inc.                      147        3,840
VISX Inc.+                                     179        3,837
Rouse Co.                                      155        3,827
Omnicare Inc.                                  218        3,815
OM Group Inc.                                   82        3,793
Liz Claiborne Inc.                              89        3,783
Brown-Forman Corp. "B"                          62        3,774

--------------------------------------------------------------------------------
page 26                                                                  iShares
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
CSG Systems International Inc.+                 81  $     3,761
REMEC Inc.+                                    126        3,756
Exar Corp.+                                     84        3,754
Sybase Inc.+                                   177        3,706
Time Warner Telecom Inc. "A"+                   62        3,697
Inhale Therapeutic Systems Inc.+                74        3,681
Infonet Services Corp. "B"+                    566        3,679
Mastec Inc.+                                   127        3,675
C&D Technologies Inc.                           62        3,666
Advent Software Inc.+                           61        3,648
Winstar Communications Inc.+                   187        3,647
Royal Caribbean Cruises Ltd.                   162        3,645
Northwest Airlines Corp. "A"+                  127        3,620
Dura Pharmaceuticals Inc.+                     105        3,616
Cell Therapeutics Inc.+                         54        3,612
Stanley Works (The)                            135        3,594
Informix Corp.+                                844        3,587
Health Care Property Investors Inc.            122        3,584
Intermedia Communications Inc.+                161        3,562
Fastenal Co.                                    62        3,561
St. Joe Company (The)                          175        3,533
Western Resources Inc.                         165        3,527
FMC Corp.+                                      46        3,496
Infocus Corp.+                                  79        3,491
Commerce Bancshares Inc.                        97        3,486
CTS Corp.                                       81        3,478
Belo (A.H.) Corp.                              181        3,473
Newfield Exploration Co.+                       92        3,473
Pride International Inc.+                      137        3,468
Aether Systems Inc.+                            43        3,467
Dycom Industries Inc.+                          92        3,462
Hasbro Inc.                                    322        3,461
Alpharma Inc.                                   89        3,454
Reckson Associates Realty Corp.                152        3,439
Bausch & Lomb Inc.                              89        3,432
Iomega Corp.+                                  699        3,432
Harris Corp.                                   108        3,422
McCormick & Co. Inc.                           108        3,422
Nordstrom Inc.                                 208        3,419
Dun & Bradstreet Corp.+                        158        3,417
Fairchild Semiconductor Corp. "A"+             162        3,412
National Instruments Corp.+                     73        3,408
Humana Inc.+                                   279        3,383
Patterson Dental Co.+                          108        3,382
Jack Henry & Associates Inc.                    61        3,355
Vicor Corp.+                                    62        3,348
Cerner Corp.+                                   54  $     3,345
IBP Inc.                                       162        3,331
Plantronics Inc.+                               73        3,331
Santa Fe International Corp.                    91        3,322
Outback Steakhouse Inc.+                       116        3,306
Natural Microsystems Corp.+                     73        3,299
Venator Group Inc.+                            233        3,291
Allied Capital Corp.                           157        3,238
Manor Care Inc.+                               187        3,121
Lennar Corp.                                    97        3,116
SBA Communications Corp.+                       62        3,108
Clarent Corp.+                                 100        3,106
Investors Financial Services Corp.              43        3,083
Cabot Corp.                                    140        3,080
Quanta Services Inc.+                           99        3,075
Cox Radio Inc. "A"+                            135        3,071
GATX Corporation                                73        3,071
Ditech Communications Corp.+                    89        3,065
Efficient Networks Inc.+                        73        3,063
Precision Castparts Corp.                       81        3,058
American Superconductor Corp.+                  64        3,056
Cobalt Networks Inc.+                           55        3,032
Callaway Golf Co.                              189        3,024
Shaw Group Inc.+                                37        3,016
VerticalNet Inc.+                              108        3,012
Terayon Communications Systems Inc.+           134        2,998
Adelphia Communications Corp. "A"+              90        2,987
Mandalay Resort Group Inc.+                    143        2,976
Quantum Hard Disk Drive Group+                 260        2,974
Great Lakes Chemical Corp.                      89        2,970
Mercury General Corp.                           81        2,967
AudioCodes Ltd.+                                74        2,928
Allegheny Technologies Inc.                    143        2,896
Comdisco Inc.                                  235        2,893
Inet Technologies Inc.+                         70        2,870
TeleCorp PCS Inc.+                             153        2,869
APW Ltd.+                                       62        2,864
First Health Group Corp.+                       73        2,847
Galileo International Inc.                     143        2,824
Dentsply International Inc.                     81        2,810
Silicon Laboratories Inc.+                     100        2,806
Aspect Communications Corp.+                   170        2,802
Alexion Pharmaceuticals Inc.+                   27        2,791
Actuate Software Corp.+                         99        2,790
Brunswick Corp.                                143        2,780
Barr Laboratories Inc.+                         44        2,778
Universal Access Inc.+                         189        2,764
CV Therapeutics Inc.+                           35        2,756

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 27
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
Entercom Communications Corp.+                  70  $     2,743
Leap Wireless International Inc.+               55        2,736
Reinsurance Group of America Inc.               73        2,728
Focal Communications Corp.+                    188        2,726
FreeMarkets Inc.+                               55        2,719
International Flavors & Fragrances Inc.        162        2,713
Quest Software Inc.+                            62        2,709
Anaren Microwave Inc.+                          26        2,704
Cullen/Frost Bankers Inc.                       81        2,698
Centillium Communications Inc.+                 71        2,697
SERENA Software Inc.+                           53        2,696
Teletech Holdings Inc.+                         97        2,692
Eaton Vance Corp.                               54        2,690
Tollgrade Communications Inc.+                  28        2,681
FuelCell Energy Inc.+                           35        2,680
Newport News Shipbuilding Inc.                  54        2,656
Matrixone Inc.+                                 89        2,642
EarthLink Inc.+                                404        2,639
Crane Co.                                      100        2,619
Owens-Illinois Inc.+                           439        2,607
Proxim Inc.+                                    43        2,607
Michaels Stores Inc.+                          107        2,601
Transatlantic Holdings Inc.                     28        2,601
WatchGuard Technologies Inc.+                   52        2,600
Associated Bancorp                             108        2,599
Harman International Industries Inc.            54        2,592
IndyMac Mortgage Holdings Inc.+                124        2,588
Rite Aid Corp.+                              1,006        2,578
Liberate Technologies Inc.+                    135        2,573
Meredith Corp.                                  81        2,572
Krispy Kreme Doughnuts Inc.+                    26        2,563
IMC Global Inc.                                198        2,562
Cable Design Technologies Corp.+               111        2,560
Kopin Corp.+                                   181        2,557
Smithfield Foods Inc.+                          89        2,553
AVX Corp.                                       89        2,548
iStar Financial Inc.                           127        2,540
RenaissanceRe Holdings Ltd.                     35        2,540
Pacific Century Financial Corp.                200        2,538
Nationwide Financial Services Inc.              52        2,529
Proxicom Inc.+                                 187        2,525
Roslyn Bancorp Inc.                            116        2,516
American Eagle Outfitters Inc.+                 73        2,514
City National Corp.                             73        2,509
Cross Timbers Oil Co.                          133        2,502
DMC Stratex Networks Inc.+                     108        2,497
Maxygen Inc.+                                   62  $     2,496
Harmonic Inc.+                                 172        2,494
Entrust Technologies Inc.+                      81        2,486
Saks Inc.+                                     244        2,486
PurchasePro.com Inc.+                           92        2,484
UnionBanCal Corporation                        118        2,478
Trimeris Inc.+                                  35        2,476
Cymer Inc.+                                     99        2,475
Valassis Communications Inc.+                   89        2,470
Varco International Inc.+                      143        2,467
Software Technologies Corp.+                   145        2,465
Fidelity National Financial Inc.               100        2,456
Storage Technology Corp.+                      251        2,447
Orthodontic Centers of America+                 73        2,436
Caliper Technologies Corp.+                     43        2,424
Cytec Industries Inc.+                          70        2,424
Solutia Inc.                                   190        2,423
Sotheby's Holdings Inc.                         89        2,420
Mack-Cali Realty Corp.                          89        2,414
Pixar Inc.+                                     73        2,409
General Growth Properties Inc.                  81        2,389
Harte-Hanks Inc.                               108        2,389
Hollinger International Inc.                   154        2,377
BancWest Corporation                           116        2,371
Raymond James Financial Corp.                   70        2,367
Credence Systems Corp.+                        126        2,362
ADTRAN Inc.+                                    62        2,356
United Therapeutics Inc.+                       44        2,354
Verity Inc.+                                   100        2,350
Mentor Graphics Corp.+                         100        2,344
Pulte Corp.                                     70        2,332
Markel Corp.+                                   16        2,318
Veeco Instruments Inc.+                         35        2,317
NPS Pharmaceuticals Inc.+                       54        2,315
Documentum Inc.+                                27        2,295
Immunomedics Inc.+                              99        2,289
Oak Technology Inc.+                            81        2,273
Oakley Inc.+                                   108        2,268
Pier 1 Imports Inc.                            171        2,266
Tularik Inc.+                                   71        2,254
Key Energy Group Inc.+                         250        2,250
Triton Energy Ltd.+                             73        2,245
Concurrent Computer Corp.+                     127        2,238
Sensormatic Electronics Corp.+                 124        2,232
Westamerica Bancorp                             62        2,228
BRE Properties Inc.                             70        2,214
Leucadia National Corp.                         89        2,214
Talbots Inc. (The)                              28        2,214

--------------------------------------------------------------------------------
page 28                                                                  iShares
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
StanCorp Financial Group Inc.                   54  $     2,201
Wireless Facilities Inc.+                       44        2,200
Artesyn Technologies Inc.+                      54        2,194
FelCor Lodging Trust Inc.                      100        2,194
Lafarge Corp.                                  116        2,190
Digital Lightware Inc.+                         43        2,180
Kaufman & Broad Home Corp.                      73        2,172
Scholastic Corp.+                               27        2,160
Ticketmaster Online-CitySearch Inc. "B"+       135        2,160
Tetra Tech Inc.+                                62        2,155
Adaptive Broadband Corp.+                      134        2,152
Autodesk Inc.                                   97        2,140
Sierra Pacific Resources Corp.                 124        2,131
Suiza Foods Corp.+                              46        2,130
Provident Financial Group Inc.                  70        2,118
Mohawk Industries Inc.+                         97        2,116
PLX Technology Inc.+                            88        2,112
Unitrin Inc.                                    68        2,112
Affiliated Managers Group Inc.+                 35        2,104
First American Financial Corp.                 100        2,094
Dial Corp.                                     187        2,092
Cognex Corp.+                                   62        2,077
Reynolds & Reynolds Co. "A"                    116        2,074
Virata Corp.+                                  107        2,073
National Data Corp.                             54        2,059
RCN Corp.+                                     116        2,059
Crown Cork & Seal Co. Inc.                     225        2,053
Downey Financial Corp.                          43        2,053
Trustmark Corp.                                108        2,052
Commscope Inc.+                                 81        2,050
Emcore Corp.+                                   50        2,050
SICOR Inc.+                                    160        2,050
Vintage Petroleum Inc.                          97        2,049
Maxim Pharmaceuticals Inc.+                     46        2,041
Barnes & Noble Inc.+                           108        2,038
Cheesecake Factory (The)+                       46        2,038
Methode Electronics Inc. "A"                    54        2,032
Power Integrations Inc.+                       151        2,029
Lexicon Genetics Inc.+                         100        2,025
People's Bank                                  100        2,025
DuPont Photomasks Inc.+                         36        2,020
Zebra Technologies Corp. "A"+                   46        2,015
Transkaryotic Therapies Inc.+                   54        2,012
Microstrategy Inc.+                             84        2,011
Millennium Chemicals Inc.                      124        2,000
Borders Group Inc.+                            144        1,998
Siliconix Inc.+                                 46  $     1,990
Whole Foods Market Inc.+                        43        1,989
Louis Dreyfus Natural Gas Corp.+                62        1,988
Legato Systems Inc.+                           223        1,986
Wiley (John) & Sons Inc. "A"                    97        1,982
Ryder System Inc.                              100        1,975
Varian Inc.+                                    64        1,972
New Plan Excel Realty Trust                    160        1,970
Wave Systems Corp. "A"+                        170        1,966
Dillards Inc. "A"                              187        1,963
Atlas Air Inc.+                                 54        1,957
Independence Community Bank Corp.              133        1,953
Osicom Technologies Inc.+                       61        1,952
Covad Communications Group Inc.+               369        1,949
CNF Transportation Inc.                         73        1,948
Scient Corp.+                                  108        1,944
Delhaize America Inc. "B"                      116        1,943
Hubbell Inc. "B"                                81        1,939
Six Flags Inc.+                                124        1,938
IDT Corp.+                                      54        1,930
Selectica Inc.+                                 73        1,925
Hospitality Properties Trust                    89        1,919
Reebok International Ltd.+                      89        1,919
Carlisle Companies Inc.                         46        1,915
First Industrial Realty Trust                   62        1,914
Valspar Corp.                                   70        1,912
American Financial Group Inc.                   89        1,908
Linens 'N Things Inc.+                          62        1,906
Blyth Industries Inc.                           73        1,898
CNA Financial Corp.+                            52        1,898
Visible Genetics Inc.+                          62        1,876
Steris Corp.+                                  125        1,875
Photon Dynamics Inc.+                           52        1,872
Chesapeake Energy Corp.+                       331        1,862
Peoples Energy Corp.                            54        1,856
Williams-Sonoma Inc.+                           89        1,852
D.R. Horton Inc.                               100        1,850
Molecular Devices Corp.+                        27        1,846
Zale Corp.+                                     54        1,829
ArvinMeritor Inc.                              109        1,826
Hain Celestial Group Inc.+                      46        1,826
ONEOK Inc.                                      46        1,823
HSB Group Inc.                                  46        1,820
NOVA Corporation+                              116        1,820
American Greetings Corp. "A"                   100        1,819
AGL Resources Inc.                              89        1,813
Ethan Allen Interiors Inc.                      62        1,813
Alberto-Culver Co. "B"                          54        1,812

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 29
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
Hudson United Bancorp                           81  $     1,812
Washington Federal Inc.                         81        1,807
PSINET Inc.+                                   271        1,804
Stillwater Mining Co.+                          62        1,798
Global Telesystems Group Inc.                  664        1,785
Ross Stores Inc.                               135        1,780
Black Box Corp.+                                27        1,779
Jacobs Engineering Group Inc.+                  43        1,779
Quorum Health Group Inc.+                      133        1,779
Silicon Valley Group Inc.+                      54        1,779
Aspen Technology Inc.+                          43        1,776
Camden Property Trust                           62        1,775
Coventry Health Care Inc.+                      97        1,770
Greater Bay Bancorp                             54        1,758
AK Steel Holding Corp.                         190        1,757
Lubrizol Corp.                                  81        1,757
Toll Brothers Inc.+                             54        1,755
Alexander & Baldwin Inc.                        70        1,746
Colonial BancGroup Inc.                        198        1,745
Citizens Banking Corp.                          73        1,738
Dean Foods Co.                                  54        1,728
Comcast Corp.+                                  43        1,725
NetIQ Corp.+                                    20        1,723
SonicWALL Inc.+                                115        1,718
Echelon Corp.+                                  54        1,714
Global Industries Ltd.+                        163        1,711
Advance Paradigm Inc.+                          35        1,710
Public Service Company of New Mexico            62        1,709
Homestake Mining Company+                      414        1,708
Imperial Bancorp+                               70        1,702
Security Capital Group "B"+                     89        1,697
Houghton Mifflin Co.                            46        1,693
OpenTV Corp.+                                   63        1,693
Pennzoil-Quaker State Co.                      144        1,692
York International Corp.                        62        1,686
Barrett Resources Corp.+                        46        1,673
RPM Inc.                                       187        1,671
Cleco Corp.                                     35        1,665
GoAmerica Inc.+                                159        1,660
Emmis Communications Corp.+                     62        1,658
Enzo Biochem Inc.+                              43        1,655
Donaldson Co. Inc.                              73        1,652
Crompton Corp.                                 206        1,648
Williams Communications Group Inc.+             90        1,648
Renal Care Group Inc.+                          70        1,645
Avista Corp.                                    73        1,638
International Speedway Corp. "A"                51  $     1,638
Next Level Communications Inc.+                 35        1,638
Intranet Solutions Inc.+                        35        1,627
HNC Software Inc.+                              80        1,625
Borg-Warner Automotive Inc.                     43        1,623
United Stationers Inc.+                         54        1,623
Apria Healthcare Group Inc.+                    81        1,620
Perot Systems Corp. "A"+                       163        1,620
Ball Corp.                                      46        1,616
Louisiana-Pacific Corp.                        190        1,615
Anchor Gaming+                                  19        1,614
Station Casinos Inc.+                          100        1,613
Roper Industries Inc.                           46        1,610
Varian Semiconductor Equipment
  Associates Inc.+                              70        1,610
VA Linux Systems Inc.+                          55        1,609
RGS Energy Group Inc.                           54        1,593
Netro Corp.+                                    73        1,592
CBRL Group Inc.                                 89        1,591
Kenneth Cole Productions "A"+                   35        1,590
Learning Tree International Inc.+               35        1,584
Prentiss Properties Trust                       62        1,573
Southwest Bancorp of Texas Inc.+                43        1,570
Diamond Technology Partners Inc.+               35        1,562
Noven Pharmaceuticals Inc.+                     35        1,560
Corn Products International Inc.                62        1,558
Commercial Federal Corp.                        89        1,557
First Midwest Bancorp Inc.                      62        1,554
Nordson Corp.                                   54        1,549
Maxtor Corp.+                                  198        1,547
Titan Corp. (The)+                             115        1,538
Scotts Co. (The) "A"+                           43        1,537
Pre-Paid Legal Services Inc.+                   35        1,536
MedQuist Inc.+                                 136        1,530
Tut Systems Inc.+                               46        1,530
Tupperware Corp.                                89        1,524
Forrester Research Inc.+                        37        1,519
Jack in the Box Inc.+                           62        1,519
Delta & Pine Land Co.                           62        1,515
Hawaiian Electric Industries Inc.               46        1,515
Rayonier Inc.                                   43        1,513
Interstate Bakeries Corp.                      108        1,512
Henry Schein Inc.+                              62        1,511
Intertrust Technologies Corp.+                 151        1,510
Electro Scientific Industries Inc.+             43        1,502
Coherent Inc.+                                  43        1,497
Polaris Industries Partners LP "A"              43        1,494
Trinity Industries Inc.                         62        1,492

--------------------------------------------------------------------------------
page 30                                                                  iShares
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

Security                                   Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
Benchmark Electronics Inc.+                     37  $     1,489
Johns Manville Corp.                           162        1,488
Mercury Computer Systems Inc.+                  48        1,488
Cooper Tire & Rubber Co.                       136        1,487
S3 Inc.+                                       163        1,472
Claire's Stores Inc.                            73        1,469
Berkley (W.R.) Corp.                            43        1,465
Lancaster Colony Corp.                          62        1,465
Superior Industries International Inc.          43        1,465
Ligand Pharmaceuticals Inc. "B"+                98        1,458
O'Reilly Automotive Inc.+                       81        1,458
Priority Healthcare Corp. "B"+                  27        1,451
HRPT Properties Trust                          225        1,448
NorthPoint Communications Group Inc.+          214        1,445
Extended Systems Inc.+                          37        1,443
Alliant Techsystems Inc.+                       16        1,439
Swift Transportation Co. Inc.+                 100        1,425
Freeport-McMoRan Copper & Gold Inc.+           179        1,421
U.S. Industries Inc.                           160        1,420
Earthgrains Company (The)                       70        1,417
Lone Star Technologies Inc.+                    35        1,405
Keane Inc.+                                    108        1,404
Piedmont Natural Gas Co.                        46        1,403
Alliance Semiconductor Corp.+                   70        1,400
Western Digital Corp.+                         233        1,398
Meristar Hospitality Corp.                      73        1,396
Stein Mart Inc.+                                90        1,395
Allscripts Inc.+                               116        1,392
HCC Insurance Holdings Inc.                     73        1,392
Spherion Corporation+                          117        1,389
Stone Energy Corp.+                             27        1,382
WebTrends Corp.+                                43        1,382
AnnTaylor Stores Corp.+                         46        1,380
PC-Tel Inc.+                                    80        1,380
Three-Five Systems, Inc.+                       40        1,380
Electronics For Imaging Inc.+                   89        1,379
Silicon Graphics Inc.+                         306        1,377
IDX Systems Corp.+                              43        1,376
Avis Rent A Car Inc.+                           46        1,374
Digex Inc.+                                     35        1,374
Werner Enterprises Inc.                         98        1,372
CEC Entertainment Inc.+                         43        1,371
Timken Co.                                      97        1,364
Wisconsin Central Transportation Corp.+        106        1,358
Longs Drug Stores Inc.                          62        1,356
Micron Electronics Inc.+                       171        1,352
Kennametal Inc.                                 46  $     1,351
Dendrite International Inc.+                    62        1,348
Pharmaceutical Product Development Inc.+        43        1,346
Thomas & Betts Corp.                            89        1,346
M-Systems Flash Disk Pioneers Ltd.+             54        1,343
American Management Systems Inc.+               62        1,341
AGCO Corp.                                     117        1,331
Xoma Ltd.+                                     109        1,328
Casey's General Store Inc.                     106        1,325
National Discounts Brokers Group Inc.+          27        1,315
Invacare Corp.                                  46        1,311
El Paso Electric Co.+                          109        1,307
Applebee's International Inc.                   43        1,299
IDEXX Laboratories Inc.+                        54        1,296
Patterson Energy Inc.+                          46        1,294
ADVO Inc.+                                      35        1,288
Priceline.com Inc.+                            224        1,288
Universal Corporation                           46        1,288
Azurix Corp.+                                  206        1,287
Pittston Brink's Group                          81        1,286
Actel Corp.+                                    35        1,282
Mutual Risk Management Ltd.                     70        1,269
Plug Power Inc.+                                53        1,269
National Service Industries Inc.                62        1,267
Mueller Industries Inc.+                        54        1,259
Footstar Inc.+                                  35        1,256
Valuevision International Inc. "A"+             62        1,256
Rent-A-Center Inc.+                             43        1,255
Sylvan Learning Systems Inc.+                   81        1,250
Briggs & Stratton Corp.                         35        1,249
Flowserve Corp.                                 62        1,248
USG Corp.                                       73        1,246
Olin Corp.                                      70        1,243
Mid Atlantic Medical Services Inc.+             73        1,241
Cabot Microelectronics Corp.+                   28        1,237
Healthcare Realty Trust                         62        1,236
CompuCredit Corp.+                              40        1,235
Tom Brown Inc.+                                 54        1,235
Furniture Brands International Inc.+            73        1,232
Digital Island Inc.+                            97        1,225
Donnelley (R.H.) Co.+                           54        1,222
Robert Mondavi Corp. (The) "A"+                 27        1,222
Copart Inc.+                                    81        1,220
DSP Group Inc.+                                 43        1,220
FileNET Corp.+                                  46        1,219
Modine Manufacturing Co.                        46        1,213
C-Cube Microsystems Inc.+                       62        1,209
Storage USA Inc.                                43        1,201
--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 31
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
Newpark Resources Inc.+                        133  $     1,197
Staten Island Bancorp Inc.                      62        1,197
Catalytica Inc.+                                89        1,196
Federal Realty Investment Trust                 62        1,193
Motient Corp.+                                  98        1,188
Brandywine Realty Trust                         62        1,186
Wellman Inc.                                    79        1,185
Tredegar Corporation                            62        1,182
Lands' End Inc.+                                46        1,180
Copper Mountain Networks Inc.+                 103        1,178
Excalibur Technologies Corp.+                   20        1,177
Scios Inc.+                                     82        1,174
Seacor Smit Inc.+                               28        1,173
Broadbase Software Inc.+                       109        1,172
Manitowoc Co. Inc.                              43        1,169
MascoTech Inc.                                  70        1,168
Bob Evans Farms Inc.                            62        1,166
Developers Diversified Realty Corp.             97        1,158
Papa John's International Inc.+                 46        1,156
AXT Inc.+                                       30        1,155
Sl Green Realty Corp.                           43        1,153
Pinnacle Holdings Inc.+                         73        1,150
Regeneron Pharmaceuticals Inc.+                 43        1,150
AnswerThink Consulting Group Inc.+              70        1,146
Packeteer Inc.+                                 46        1,144
ProBusiness Services Inc.+                      35        1,144
Chittenden Corp.                                43        1,142
Fairfield Communities Inc.+                     90        1,142
EGL Inc.+                                       40        1,140
PanAmSat Corp.+                                 34        1,139
Dionex Corp.+                                   35        1,135
AmerUs Group Co.                                43        1,134
Community First Bankshares Inc.                 73        1,131
Kilroy Realty Corp.                             43        1,121
Forest Oil Corp.+                               81        1,119
AptarGroup Inc.                                 54        1,117
Alaska Air Group Inc.+                          43        1,115
Children's Place Retail Stores Inc.+            43        1,115
Bio-Technology General Corp.+                  106        1,113
Washington Group International Inc.+           106        1,113
Doral Financial Corp.                           62        1,108
Ferro Corp.                                     54        1,107
US Freightways Corp.                            43        1,107
Syncor International Corp.+                     43        1,105
Charming Shoppes Inc.+                         179        1,096
Phoenix Investment Partners Ltd.                70        1,094
Polymedica Industries Inc.+                     19  $     1,093
Nationwide Health Properties Inc.               73        1,090
Carpenter Technology Corp.                      35        1,085
F5 Networks Inc.+                               35        1,085
Aware Inc.+                                     35        1,083
Concord Camera Corp.+                           35        1,083
Richmond County Financial Corp.                 46        1,081
Core Laboratories NV+                           50        1,078
E-Town Corp.                                    16        1,078
Tower Automotive Inc.+                          98        1,078
Dole Food Co.                                   89        1,074
Insituform Technologies Inc. "A"+               30        1,071
Computer Network Technology Corp.+              35        1,064
Cell Genesys Inc.+                              46        1,061
Macerich Co. (The)                              54        1,060
Respironics Inc.+                               54        1,060
Aztar Corp.+                                    70        1,059
Dreyer's Grand Ice Cream Inc.                   43        1,059
Hall Kinion & Associates Inc.+                  40        1,057
Park Electrochemical Corp.                      16        1,057
Advanced Digital Information Corp.+             81        1,053
Superior Energy Services Inc.+                 117        1,053
Lilly Industries Inc. "B"                       35        1,050
Veritas DGC Inc.+                               35        1,050
Silicon Image Inc.+                             89        1,046
Shurgard Storage Centers Inc.                   46        1,044
Maverick Tube Corp.+                            67        1,043
Avant! Corp.+                                   62        1,042
Horace Mann Educators Corp.                     62        1,042
Coulter Pharmaceutical Inc.+                    27        1,034
Stewart & Stevenson Services Inc.               43        1,032
Alliance Pharmaceutical Corp.+                  73        1,031
Kulicke & Soffa Industries Inc.+                70        1,028
WMS Industries Inc.+                            46        1,024
Pharmacyclics Inc.+                             19        1,022
Service Corp. International+                   441        1,020
Wallace Computer Services Inc.                  70        1,015
Haemonetics Corp.+                              43        1,010
Kaydon Corp.                                    46        1,009
Western Gas Resources Inc.                      46        1,009
Northwest Natural Gas Co.                       43        1,008
Overseas Shipholding Group Inc.                 42        1,008
Key3Media Group Inc.+                          106        1,007
UTStarcom, Inc.+                                50        1,000
CBL & Associates Properties Inc.                43          994
GoTo.com Inc.+                                  70          993
Banta Corp.                                     43          992
MacDermid Inc.                                  46          989
--------------------------------------------------------------------------------
  page 32                                                                iShares
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
HI/FN Inc.+                                     16  $       988
Pharmacopeia Inc.+                              54          986
Sonic Corp.+                                    27          986
Ohio Casualty Corp.                            117          984
Acuson Corp.+                                   43          981
Granite Construction Inc.                       43          981
Pinnacle Entertainment Inc.+                    43          981
Cost Plus Inc.+                                 35          980
LTX Corp.+                                      70          980
Queens County Bancorp Inc.                      35          980
Helix Technology Corp.                          35          976
Wolverine World Wide Inc.                       90          973
Photronics Inc.+                                43          970
G&K Services Inc. "A"                           35          967
Interface Inc.                                 106          967
Atlantic Coast Airlines Holdings Inc.+          27          965
Glenayre Technologies Inc.+                    117          965
ANADIGICS Inc.+                                 43          962
ESS Technology Inc.+                            62          961
Jeffries Group Inc.                             35          954
LookSmart Ltd.+                                135          953
Zoran Corp.+                                    19          952
Georgia Gulf Corp.                              71          950
Unifi Inc.+                                    109          947
ATMI, Inc.+                                     50          944
Hutchinson Technology Inc.+                     43          943
Michael Foods Inc.                              35          943
Pacific Sunwear of California Inc.+             46          943
NCO Group Inc.+                                 43          941
Zygo Corp.+                                     19          941
Covance Inc.+                                  109          940
Gene Logic Inc.+                                43          938
Regis Corp.                                     62          938
Fleetwood Enterprises Inc.                      71          936
Prime Hospitality Corp.+                        98          931
Kansas City Southern Industries Inc.           107          930
LNR Property Corp.                              43          930
Wausau-Mosinee Paper Corp.                     106          928
Constellation Brands Inc.+                      19          926
Ciber Inc.+                                    117          914
Metro-Goldwyn-Mayer Inc.+                       46          906
Sinclair Broadcast Group "A"+                   98          903
Trans World Entertainment Corp.+               106          901
internet.com LLC+                               43          895
Waste Connections Inc.+                         35          895
Input/Output Inc.+                             106          894
S1 Corp.+                                       73  $       881
Fleming Companies Inc.                          62          880
Bally Total Fitness Holding Corp.+              35          873
Triarc Companies Inc.+                          35          873
Chelsea GCA Realty Inc.                         27          871
Manufactured Home Communities Inc.              35          871
eLoyalty Corp.+                                 90          866
Guilford Pharmaceuticals Inc.+                  35          864
JDN Realty Corp.                                79          864
Parker Drilling Co.+                           144          864
Russell Corp.                                   54          864
Milacron Inc.                                   54          861
Colonial Properties Trust                       35          860
Rural Cellular Corp. "A"+                       16          860
US Oncology Inc.+                              160          860
Republic Bancorp Inc.                           90          855
Complete Business Solutions Inc.+               82          851
AMCORE Financial Inc.                           43          844
Cabot Oil & Gas Corp. "A"                       43          844
Petsmart Inc.+                                 190          843
Puma Technology Inc.+                           62          841
MAF Bancorp Inc.                                35          840
New Era of Networks Inc.+                       54          840
Kellwood Co.                                    43          836
Network Plus Corp.+                            106          835
Trimble Navigation Ltd.+                        35          831
AXENT Technologies Inc.+                        43          825
Ultratech Stepper Inc.+                         35          823
Great Atlantic & Pacific Tea Co.                82          820
Sunrise Assisted Living Inc.+                   35          818
Metricom Inc.+                                  46          817
Texas Industries Inc.                           35          816
Biosite Diagnostics Inc.+                       37          814
Health Care Inc.                                46          814
Provident Bankshares Corp.                      43          814
NBTY Inc.+                                     125          813
RFS Hotel Investors Inc.                        63          811
NextCard Inc.+                                 106          808
Allen Telecom Inc.+                             43          803
MSC Industrial Direct Co. Inc. "A"+             54          803
eToys Inc.+                                    214          802
Kent Electronics Corp.+                         43          801
InterDigital Communications Corp.+              73          798
Kaman Corp. "A"                                 55          797
PRI Automation Inc.+                            35          792
Duane Reade Inc.+                               27          788
Remedy Corp.+                                   46          788
ITC DeltaCom Inc.+                              97          785
--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 33
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
Littelfuse Inc.+                                27  $       783
Ocwen Financial Corp.+                         133          781
Advanced Tissue Sciences Inc.+                 109          777
Schulman (A.) Inc.                              71          777
Yellow Corporation+                             43          774
Harbor Florida Bancshares Inc.                  63          772
Tumbleweed Communications Corp.+                45          771
Performance Food Group Co.+                     19          770
Cytogen Corp.+                                 133          765
Zomax Optical Media Inc.+                      126          764
First Sentinel Bancorp Inc.                     82          761
Mentor Corp.                                    43          758
Steelcase Inc.                                  43          758
Cato Corp. "A"                                  63          756
Landstar System Inc.+                           16          756
Valence Technology Inc.+                        54          753
P-Com Inc.+                                    133          748
Phillips-Van Heusen Corporation                 63          748
Selective Insurance Group Inc.                  43          742
Airborne Freight Corp.                          73          739
Glenborough Realty Trust Inc.                   46          739
IHOP Corp.+                                     35          739
Sterling Bancshares Inc.                        43          739
Tesoro Petroleum Corp.+                         71          737
Home Properties of NY Inc.                      27          734
PacifiCare Health Systems Inc. "A"+             70          731
Read-Rite Corp.+                                98          729
Del Webb Corp.+                                 27          726
Presstek Inc.+                                  46          725
SCM Microsystems Inc.+                          19          722
Enhance Financial Services Group Inc.           62          721
C-COR Electronics Inc.+                         46          719
Republic Security Financial Corp.              106          719
RadiSys Corp.+                                  27          716
Brooks Automation Inc.+                         27          715
Trico Marine Services Inc.+                     43          715
BE Aerospace Inc.+                              43          709
Sunrise Technologies International Inc.+        98          707
Brightpoint Inc.+                              106          706
Hunt (J.B.) Transport Services Inc.             54          705
Modis Professional Services Inc.+              171          705
Watts Industries Inc. "A"                       63          705
Polaroid Corp.                                  70          704
Viatel Inc.+                                    73          703
Sunglass Hut International Inc.+                90          698
Owens & Minor Inc.                              46          696
Inprise Corp.+                                 109  $       695
InterVoice Inc.+                                71          694
Sanchez Computer Associates Inc.+               43          691
Asyst Technologies Inc.+                        46          690
ACTV Inc.+                                      70          689
Mpower Communications Corp.+                   106          689
FirstFed Financial Corp.+                       27          688
UniSource Energy Corp.                          46          687
Koger Equity Inc.                               43          685
Nautica Enterprises Inc.+                       54          682
Meridian Gold Inc.+                            136          680
Meridian Resource Corp. (The)+                  98          680
Dress Barn Inc.+                                27          677
IMRglobal Corp.+                                82          676
Adelphia Business Solutions Inc.+              108          675
NBC Internet Inc. "A"+                         109          674
IGEN International Inc.+                        27          672
Meditrust Corp.+                               244          671
Presidential Life Corp.                         46          670
Biomatrix Inc.+                                 35          669
Quiksilver Inc.+                                35          669
StarMedia Network Inc.+                        109          668
Lone Star Steakhouse & Saloon Inc.              79          667
Anchor Bancorp Wisconsin Inc.                   43          664
Systems & Computer Technology Corp.+            46          664
East West Bancorp Inc.                          35          663
Bowne & Co. Inc.                                79          662
Ryan's Family Steak Houses Inc.+                79          662
Xcelera.com Inc.+                               55          660
Metasolv Software Inc.+                         53          659
ANTEC Corp.+                                    54          658
Datascope Corp.                                 19          658
Hughes Supply Inc.                              35          656
Citadel Communications Corp.+                   54          655
SLI Inc.                                        79          652
Orbital Sciences Corp.+                         82          651
WebLink Wireless Inc.+                          82          651
Xircom Inc.+                                    46          650
About.com Inc.+                                 27          648
Standard Microsystems Corp.+                    27          648
Bethlehem Steel Corp.+                         225          647
Ralcorp Holdings Inc.+                          46          647
Seitel Inc.+                                    43          645
Hyperion Solutions Corp.+                       46          644
Genzyme Transgenics Corp.+                      30          643
Fuller (H.B.) Co.                               19          642
South Financial Group Inc. (The)                63          642
Atwood Oceanics Inc.+                           19          638
--------------------------------------------------------------------------------
  page 34                                                                iShares
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
Auspex Systems Inc.+                            63  $       638
Springs Industries Inc. "A"                     27          636
Caraustar Industries Inc.                       63          634
Geron Corp.+                                    27          634
MetaCreations Corp.+                            63          630
Cyberonics Inc.+                                27          628
Cell Pathways Inc.+                             82          625
OfficeMax Inc.+                                217          624
Genesco Inc.+                                   35          621
Scott Technologies Inc.+                        27          621
Transaction Systems Architects Inc. "A"+        46          621
Internet Pictures Corp.+                       288          616
Stericycle Inc.+                                19          615
Arthocare Corp.+                                27          613
Intergraph Corp.+                               98          612
SilverStream Software Inc.+                     27          608
GBC Bancorp                                     19          606
Offshore Logistics Inc.+                        35          604
Esterline Corp.+                                27          602
Fossil Inc.+                                    46          601
Mills Corp.                                     35          597
Pioneer-Standard Electronics Inc.               43          597
American Capital Strategies Ltd.                27          596
Activision Inc.+                                43          594
NUI Corp.                                       19          593
EntreMed Inc.+                                  19          591
WD-40 Company                                   27          591
Regal-Beloit Corp.                              35          586
Cheap Tickets Inc.+                             55          584
UCBH Holdings Inc.                              16          582
Westpoint Stevens Inc.                          81          582
UCAR International Inc.+                        70          578
Bay View Capital Corp.                          71          577
Organogenesis Inc.+                             46          577
Razorfish Inc.+                                127          572
World Access Inc.+                             117          570
Texas Regional Bancshares "A"                   19          568
Ionics Inc.+                                    27          565
Checkpoint Systems Inc.+                        71          564
Cygnus Inc.+                                    63          563
Arkansas Best Corp.+                            35          560
Ask Jeeves Inc.+                                43          559
Structural Dynamics Research Corp.+             54          557
Multex.com Inc.+                                43          556
Airtran Holdings Inc.+                         125          555
Roadway Express Inc.                            27          555
Supergen Inc.+                                  43  $       554
THQ Inc.+                                       27          554
Cohu Inc.                                       35          553
Hyseq Inc.+                                     19          552
Parexel International Corp.+                    63          551
NaviSite Inc.+                                  54          550
Globix Corp.+                                   54          547
Prodigy Communications Corp. "A"+              125          547
Accrue Software Inc.+                          118          546
American Italian Pasta Co.+                     27          542
Southwest Securities Group Inc.                 19          537
Basin Exploration Inc.+                         27          535
Kos Pharmaceuticals Inc.+                       27          535
Take-Two Interactive Software Inc.+             43          535
Viant Corp.+                                    90          534
Micros Systems Inc.+                            27          533
Inter-Tel Inc.                                  46          532
Chesapeake Corp.                                27          530
I-Stat Corp.+                                   27          530
Trenwick Group Ltd.                             27          530
Terex Corp.+                                    43          529
APAC Customer Services Inc.+                    98          527
JDA Software Group Inc.+                        35          527
Profit Recovery Group International Inc.
  (The)+                                        98          527
Chemed Corp.                                    16          526
Network Equipment Technologies Inc.+            55          523
Evergreen Resources Inc.+                       19          522
Picturetel Corp.+                               82          521
Battle Mountain Gold Co.+                      376          517
AAR Corp.                                       43          513
RTI International Metals Inc.+                  35          508
Equity Inns Inc.                                82          507
Grace (W.R.) & Company+                        133          507
Albany International Corp.+                     46          494
Electroglas Inc.+                               35          492
Oceaneering International Inc.+                 35          492
Avid Technology Inc.+                           35          486
Mail-Well Inc.+                                 98          484
Stride Rite Corp.                               90          484
Sykes Enterprises Inc.+                         90          484
BackWeb Technologies Ltd.+                      54          483
NABI Inc.+                                      79          483
Calgon Carbon Corp.                             82          482
Fremont General Corp.                          133          482
Emisphere Technologies Inc.+                    19          481
Data Broadcasting Corp.+                       109          480
Finish Line Inc. (The)+                         63          480
--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 35
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (Continued)
October 31, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Novoste Corp.+                                  19  $       480
Audiovox Corp. "A"+                             35          479
Casella Waste Systems Inc. "A"+                 55          478
Pep Boys-Manny Moe & Jack Inc.                 106          477
General Cable Corp.                             79          474
Ryerson Tull Inc.                               63          473
Friede Goldman Halter Inc.+                     82          471
Teligent Inc. "A"+                              62          471
Young Broadcasting Corp. "A"+                   19          471
MP3.com Inc.+                                  133          470
Hearst-Argyle Television Inc.+                  26          466
Guitar Center Inc.+                             35          464
ZixIt Corp.+                                    19          464
Intraware Inc.+                                 63          461
Monaco Coach Corp.+                             27          461
Haven Bancorp Inc.                              16          458
StarBase Corp.+                                 90          458
International Multifoods Corp.                  27          457
Project Software & Development Inc.+            35          455
Cambridge Technology Partners Inc.+            117          453
Shopko Stores Inc.+                             71          453
Capital Automotive                              35          451
ePresence Inc.+                                 63          445
Viropharma Inc.+                                19          444
Wabash National Corp.                           55          440
Uniroyal Technology Corp.+                      43          438
Carrier Access Corp.+                           35          437
SpeedFam-IPEC Inc.+                             46          437
Columbia Laboratories Inc.+                     71          435
Pediatrix Medical Group Inc.+                   27          430
Dime Community Bancshares                       19          422
Elcor Corp.                                     27          420
Rare Medium Group Inc.+                         90          416
EMCOR Group Inc.+                               16          415
Magic Software Enterprises Ltd.+                71          413
Miravant Medical Technologies+                  27          408
Genome Therapeutics Corp.+                      27          403
Winnebago Industries Inc.                       35          403
FSI International Inc.+                         43          400
Net.B@nk Inc.+                                  46          400
Primus Telecommunications Group Inc.+           79          400
PSS World Medical Inc.+                        133          399
kForce.com Inc.+                                98          398
OceanFirst Financial Corp.                      19          398
USinternetworking Inc.+                        171          395
CACI International Inc. "A"+                    19          392
Cleveland-Cliffs Inc.                           19          392
Talk.com Inc.+                                 125          387
Burnham Pacific Properties Inc.                 71          386
Stamps.com Inc.+                                98          386
Immune Response Corp.+                          63          382
Champion Enterprises Inc.+                      98          380
Ha-Lo Industries Inc.+                          98          380
Stewart Enterprises Inc. "A"                   179          380
US LEC Corp. "A"+                               63          378
American Classic Voyages Co.+                   27          373
Dura Automotive Systems Inc.+                   44          371
Imatron Inc.+                                  171          369
Jupiter Media Metrix Inc.+                      27          368
InfoCure Corp.+                                 71          362
Pacific Northwest Bancorp                       27          361
Digital River Inc.+                             55          359
E.W. Blanch Holdings Inc.                       19          359
National Information Consortium Inc.+          106          358
Symmetricom Inc.+                               28          357
Computer Horizons Corp.+                        71          355
PFF Bancorp Inc.                                19          352
Wild Oats Markets Inc.+                         55          347
Navigant Consulting Co.+                        90          343
iXL Enterprises Inc.+                          133          341
Tenneco Automotive Inc.                         79          341
NetSpeak Corp.+                                 44          336
Vertel Corp.+                                   63          335
Theragenics Corp.+                              71          333
General Magic Inc.+                             82          331
NEON Communications Inc.+                       27          326
CPI Corp.                                       16          323
Modem Media Inc.+                               55          323
Arch Wireless Inc.+                            106          318
Rhythms Netconnections Inc.+                   144          315
Allaire Corp.+                                  43          314
High Speed Access Corp.+                       106          311
CyberSource Corp.+                              55          302
Finova Group Inc.                              117          300
SportsLine USA Inc.+                            35          300
Open Market Inc.+                               90          298
Actuant Corp. "A"                               82          297
Westell Technologies Inc.+                      54          297
Pope & Talbot Inc.                              19          296
Student Advantage Inc.+                         79          296
Neotopia Inc.+                                  27          294
Medallion Financial Corp.                       19          292
e.spire Communications Inc.+                   106          291
Warnaco Group Inc. "A"                         109          286

--------------------------------------------------------------------------------
  page 36                                                              iShares
iShares Dow Jones U.S. Total Market Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
24/7 Media Inc.+                                55  $       285
Ames Department Stores Inc.+                    71          280
Applica Inc.+                                   55          278
Astec Industries Inc.+                          27          278
Hollywood Entertainment Corp.+                  90          276
CellStar Corp.+                                117          271
Labor Ready Inc.+                               90          270
Sangstat Medical Corp.+                         27          270
3Dfx Interactive Inc.+                          63          268
Wolverine Tube Inc.+                            19          259
Laser Vision Centers Inc.+                      63          256
Geoworks Corp.+                                 52          255
EMS Technologies Inc.+                          16          254
Advanced Radio Telecom Corp.+                   63          248
Vans Inc.+                                      19          246
Be Inc.+                                        79          242
Osteotech Inc.+                                 44          242
Jakks Pacific Inc.+                             27          238
ePlus Inc.+                                     16          234
BSB Bancorp Inc.                                16          232
CAIS Internet Inc.+                             55          232
Gliatech Inc.+                                  36          232
Brooktrout Technology Inc.+                     16          231
Ventro Corporation+                             46          221
Elcom International Inc.+                       63          220
Juno Online Services Inc.+                      82          218
LTV Corp.                                      179          213
Mercator Software Inc.+                         46          210
Northfield Laboratories Inc.+                   19          210
Concord Communications Inc.+                    27          209
Marimba Inc.+                                   35          208
SYNAVANT Inc.+                                  45          205
Per-Se Technologies Inc.+                       46          203
PTEK Holdings Inc.+                             98          199
Superconductor Technologies Inc.+               19          192
Clarus Corp.+                                   19          190
Trans World Airlines Inc.+                     117          183
Armstrong Holdings Inc.                         62          178
Epicor Software Corp.+                          82          161
QRS Corp.+                                      19          160
Net Perceptions Inc.+                           43          142
Exchange Applications Inc.+                     43          138
Robotic Vision Systems Inc.+                    25          137
InterWorld Corp.+                               43           94
Federal-Mogul Corp.                             25           81
Allied Riser Communications Corp.+              25           80

                                          Shares or
Security                                  Principal        Value
---------------------------------------------------------------
ICG Communications Inc.+                        98  $        43
Xceed Inc.+                                     52           41
---------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $30,627,662)                                  30,123,353
---------------------------------------------------------------

REPURCHASE AGREEMENT - 0.07%
---------------------------------------------------------------
Investors Bank & Trust Tri Party Repurchase
  Agreement, dated 10/31/00, due 11/01/00,
  with a maturity value of $20,374 and an
  effective yield of 5.65%.               $ 20,370       20,370
---------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $20,370)                                          20,370
---------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 100.02%
(Cost: $30,648,032)                                  30,143,723
---------------------------------------------------------------
Other Assets, Less Liabilities -- (0.02%)                (6,375)
---------------------------------------------------------------
NET ASSETS -- 100.00%                               $30,137,348
===============================================================

+   Non-income earning securities.

See notes to financial statements.
--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 37
iShares Dow Jones U.S. Basic Materials Sector Index Fund
Schedule of Investments
October 31, 2000 (Unaudited)

Security                                   Shares       Value
-------------------------------------------------------------

COMMON STOCKS - 100.01%
-------------------------------------------------------------
Du Pont (E.I.) de Nemours                  40,097  $1,819,401
Alcoa Inc.                                 33,264     954,261
Dow Chemical Co.                           26,093     799,098
International Paper Co.                    18,603     681,335
Weyerhaeuser Co.                            8,205     385,122
Air Products & Chemicals Inc.               8,802     328,425
Praxair Inc.                                6,068     226,033
Union Carbide Corp.                         5,176     222,568
Avery Dennison Corp.                        4,279     216,089
Georgia-Pacific Corp.                       6,540     175,763
Rohm & Haas Co. "A"                         5,816     174,844
Ecolab Inc.                                 4,249     166,508
Phelps Dodge Corp.                          3,017     141,045
Willamette Industries Inc.                  3,693     134,102
Eastman Chemical Co.                        2,963     127,039
Westvaco Corp.                              3,893     110,951
Mead Corp.                                  3,720     107,648
Bowater Inc.                                1,880     101,755
Engelhard Corp.                             4,874     101,745
Nucor Corp.                                 2,882      99,969
Georgia-Pacific (Timber Group)              3,061      86,665
Sigma-Aldrich Corp.                         2,423      86,622
Newmont Mining Corp.                        5,814      78,852
Hercules Inc.                               4,079      74,697
Boise Cascade Corp.                         2,228      63,916
Cabot Corp.                                 2,568      56,496
Great Lakes Chemical Corp.                  1,662      55,469
USX-U.S. Steel Group Inc.                   3,421      54,522
Solutia Inc.                                4,123      52,568
IMC Global Inc.                             3,979      51,478
Cytec Industries Inc.+                      1,408      48,752
Lubrizol Corp.                              2,072      44,937
Allegheny Technologies Inc.                 2,144      43,416
Stillwater Mining Co.+                      1,483      43,007
OM Group Inc.                                 920      42,550
Millennium Chemicals Inc.                   2,467      39,780
Cabot Microelectronics Corp.+                 889      39,283
AK Steel Holding Corp.                      4,016      37,147
Rayonier Inc.                               1,047      36,841
RPM Inc.                                    3,945      35,258
Crompton Corp.                              4,403      35,224
Louisiana-Pacific Corp.                     4,035      34,297
Homestake Mining Company+                   7,909      32,625
Olin Corp.                                  1,742  $   30,921
Ferro Corp.                                 1,337      27,408
Lilly Industries Inc. "B"                     877      26,310
Carpenter Technology Corp.                    757      23,467
MacDermid Inc.                              1,059      22,768
Wellman Inc.                                1,227      18,405
Fuller (H. B.) Co.                            541      18,293
Freeport-McMoRan Copper & Gold Inc.+        2,283      18,121
Tredegar Corporation                          927      17,671
Georgia Gulf Corp.                          1,117      14,940
Meridian Gold Inc.+                         2,868      14,340
Bethlehem Steel Corp.+                      4,840      13,915
WD-40 Company                                 592      12,950
Wausau-Mosinee Paper Corp.                  1,469      12,854
Schulman (A.) Inc.                          1,162      12,709
Caraustar Industries Inc.                     992       9,982
Grace (W.R.) & Company+                     2,605       9,932
Battle Mountain Gold Co.+                   6,380       8,772
Pope & Talbot Inc.                            541       8,419
Cleveland-Cliffs Inc.                         406       8,374
RTI International Metals Inc.+                551       7,990
Calgon Carbon Corp.                         1,333       7,831
Ryerson Tull Inc.                             954       7,155
LTV Corp.                                   3,876       4,603
-------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $8,953,438)                                  8,606,233
-------------------------------------------------------------

REPURCHASE AGREEMENT - 0.04%
-------------------------------------------------------------
Investors Bank & Trust Tri Party Repurchase
  Agreement, dated 10/31/00, due 11/01/00,
  with a maturity value of $3,270 and an
  effective yield of 5.65%.               $ 3,269       3,269
-------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $3,269)                                          3,269
-------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 100.05%
(Cost: $8,956,707)                                  8,609,502
-------------------------------------------------------------
Other Assets, Less Liabilities -- (0.05%)              (4,180)
-------------------------------------------------------------
NET ASSETS -- 100.00%                              $8,605,322
=============================================================

+   Non-income earning securities.

See notes to financial statements.
--------------------------------------------------------------------------------
  page 38                                                              iShares
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
Schedule of Investments
October 31, 2000 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS - 99.98%
--------------------------------------------------------------
Wal-Mart Stores Inc.                       27,439  $ 1,245,045
Home Depot Inc.                            22,954      987,022
Time Warner Inc.                           10,885      826,280
Walt Disney Co. (The)                      20,657      739,779
Viacom Inc. "B"+                           12,635      718,616
Ford Motor Company                         18,762      490,157
Walgreen Co.                               10,018      457,071
AT&T - Liberty Media Group "A"+            23,514      423,252
McDonald's Corp.                           13,090      405,790
Comcast Corp. "A"+                          8,667      353,180
Clear Channel Communications Inc.+          5,328      320,013
General Motors Corp. "A"                    5,028      312,365
Cardinal Health Inc.                        2,716      257,341
Target Corporation                          9,042      249,785
CVS Corp.                                   3,868      204,762
Omnicom Group Inc.                          1,772      163,467
Costco Wholesale Corp.+                     4,448      162,908
Lowe's Companies Inc.                       3,498      159,815
Gannett Co. Inc.                            2,622      152,076
Kohls Corp.+                                2,700      146,306
Harley-Davidson Inc.                        3,008      144,948
Gap Inc.                                    5,584      144,137
Eastman Kodak Co.                           3,051      136,914
Interpublic Group of Companies Inc.         2,990      128,383
Southwest Airlines Co.                      4,416      125,856
McGraw-Hill Companies Inc.                  1,939      124,460
RadioShack Corp.                            1,852      110,426
Carnival Corp. "A"                          4,398      109,125
Sears, Roebuck and Co.                      3,487      103,669
Best Buy Co. Inc.+                          2,037      102,232
Limited Inc.                                3,580       90,395
Delphi Automotive Systems Corp.             5,539       86,893
Amazon.com Inc.+                            2,362       86,508
Cox Communications Inc. "A"+                1,941       85,525
May Department Stores Co.                   3,148       82,635
Starbucks Corp.+                            1,830       81,778
TJX Companies Inc.                          2,932       79,897
Marriott International Inc.                 1,861       75,370
Bed Bath & Beyond Inc.+                     2,803       72,352
McKesson HBOC Inc.                          2,448       68,697
Nike Inc. "B"                               1,682       67,175
Federated Department Stores Inc.+           2,048       66,688
NTL Inc.+                                   1,497       65,774
Staples Inc.+                               4,525       64,481
Tiffany & Co.                               1,457  $    62,196
Electronic Arts Inc.+                       1,198       59,900
Delta Air Lines Inc.                        1,205       56,936
Starwood Hotels & Resorts Worldwide Inc.    1,910       56,584
CDW Computer Centers Inc.+                    861       55,481
Cablevision Systems Corp.+                    728       54,236
Mattel Inc.                                 4,191       54,221
New York Times Co. "A"                      1,437       52,810
Univision Communications Inc.+              1,348       51,561
Johnson Controls Inc.                         846       50,443
AMR Corp.+                                  1,482       48,535
TMP Worldwide Inc.+                           685       47,682
Tribune Co.                                 1,169       43,326
Dollar General Corp.                        2,787       43,198
TRW Inc.                                    1,024       43,008
Tricon Global Restaurants Inc.+             1,433       42,990
Charter Communications Inc.+                2,203       42,958
Echostar Communications Corp.+                943       42,671
Knight Ridder Inc.                            747       37,537
Toys R Us Inc.+                             2,147       36,902
USA Networks Inc.+                          1,771       35,863
Genuine Parts Co.                           1,631       34,761
Scripps (E.W.) Company                        592       34,595
Harrah's Entertainment Inc.+                1,202       34,407
AutoZone Inc.+                              1,254       33,623
Family Dollar Stores Inc.                   1,689       32,830
Dana Corp.                                  1,475       32,727
Hilton Hotels Corp.                         3,419       32,480
Leggett & Platt Inc.                        1,954       31,997
Readers Digest Association Inc. (The) "A"     857       31,441
Whirlpool Corp.                               705       30,668
Park Place Entertainment Corp.+             2,371       30,230
Harcourt General Inc.                         527       29,538
Dow Jones & Co. Inc.                          498       29,320
Goodyear Tire & Rubber Co.                  1,545       28,582
Kmart Corp.+                                4,757       28,245
Darden Restaurants Inc.                     1,217       27,382
Continental Airlines Inc. "B"+                513       26,932
Circuit City Stores Inc.                    2,022       26,791
Caremark Rx Inc.+                           2,103       26,287
Brinker International Inc.+                   646       25,355
Office Depot Inc.+                          3,029       25,179
US Airways Group Inc.+                        663       25,028
VF Corp.                                      902       24,636
Viacom Inc. "A"+                              428       24,503
Jones Apparel Group Inc.+                     875       24,336

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 39
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------
Fox Entertainment Group Inc.+               1,122  $    24,123
UnitedGlobalCom Inc. "A"+                     757       24,082
BJ's Wholesale Club Inc.+                     723       23,814
International Game Technology Inc.+           642       23,513
Abercrombie & Fitch Co.+                      992       23,374
Penney (J.C.) Company Inc.                  1,958       22,884
Dollar Tree Stores Inc.+                      583       22,810
Visteon Corp.                               1,287       22,764
Maytag Corp.                                  774       22,156
Amerisource Health Corp. "A"+                 508       22,066
MGM Grand Inc.                                629       21,740
AutoNation Inc.+                            3,203       21,620
Liz Claiborne Inc.                            482       20,485
Hispanic Broadcasting Corp.+                  654       20,437
Herman Miller Inc.                            777       20,299
Wendy's International Inc.                    912       19,836
DoubleClick Inc.+                           1,207       19,614
Northwest Airlines Corp. "A"+                 685       19,522
UAL Corp.                                     510       19,348
Washington Post Company (The) "B"              36       19,229
Outback Steakhouse Inc.+                      672       19,152
Lamar Advertising Co.+                        374       17,952
Lear Corp.+                                   652       17,767
Fastenal Co.                                  307       17,633
Belo (A.H.) Corp.                             916       17,576
Primedia Inc.+                              1,546       17,489
Shaw Industries Inc.                          924       17,152
Gentex Corp.+                                 692       17,127
Royal Caribbean Cruises Ltd.                  753       16,943
Sirius Satellite Radio Inc.+                  331       16,633
Hasbro Inc.                                 1,547       16,630
True North Communications Inc.                441       16,620
Venator Group Inc.+                         1,167       16,484
Brunswick Corp.                               796       15,472
Lennar Corp.                                  479       15,388
Harman International Industries Inc.          315       15,120
Valassis Communications Inc.+                 538       14,930
Nordstrom Inc.                                887       14,580
Mandalay Resort Group Inc.+                   694       14,444
Pixar Inc.+                                   431       14,223
Pegasus Communications Corp.+                 395       14,047
Adelphia Communications Corp. "A"+            414       13,740
SkyWest Inc.                                  267       13,484
Saks Inc.+                                  1,308       13,325
Consolidated Stores Corp.+                  1,097  $    13,027
Pier 1 Imports Inc.                           969       12,839
Entercom Communications Corp.+                322       12,618
Insight Enterprises Inc.+                     388       12,610
Chris-Craft Industries Inc.+                  167       12,274
Callaway Golf Co.                             759       12,144
Six Flags Inc.+                               777       12,141
Linens 'N Things Inc.+                        388       11,931
ArvinMeritor Inc.                             701       11,742
Zale Corp.+                                   325       11,009
Scholastic Corp.+                             137       10,960
Ross Stores Inc.                              819       10,801
Cheesecake Factory (The)+                     243       10,768
American Greetings Corp. "A"                  592       10,767
Houghton Mifflin Co.                          292       10,749
Mohawk Industries Inc.+                       492       10,732
Borders Group Inc.+                           772       10,712
Reebok International Ltd.+                    493       10,630
Pulte Corp.                                   307       10,227
CBRL Group Inc.                               565       10,099
Hollinger International Inc.                  648       10,004
D.R. Horton Inc.                              538        9,953
Wiley (John) & Sons Inc. "A"                  487        9,953
Comcast Corp.+                                243        9,750
Barnes & Noble Inc.+                          505        9,532
Meredith Corp.                                300        9,525
Harte-Hanks Inc.                              430        9,514
Anchor Gaming+                                112        9,513
Ethan Allen Interiors Inc.                    324        9,477
Dillards Inc. "A"                             900        9,450
Williams-Sonoma Inc.+                         445        9,262
Talbots Inc. (The)                            117        9,250
American Eagle Outfitters Inc.+               268        9,229
Jack in the Box Inc.+                         374        9,163
Borg-Warner Automotive Inc.                   241        9,098
Cox Radio Inc. "A"+                           395        8,986
Claire's Stores Inc.                          440        8,855
Emmis Communications Corp.+                   327        8,747
AnnTaylor Stores Corp.+                       281        8,430
Rite Aid Corp.+                             3,272        8,385
CEC Entertainment Inc.+                       262        8,351
Furniture Brands International Inc.+          493        8,319
Polaris Industries Partners LP "A"            233        8,097
Priority Healthcare Corp. "B"+                148        7,955
Michaels Stores Inc.+                         324        7,877
O'Reilly Automotive Inc.+                     437        7,866

--------------------------------------------------------------------------------
  page 40                                                              iShares
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------
Valuevision International Inc. "A"+           377     $  7,634
Toll Brothers Inc.+                           227        7,378
Applebee's International Inc.                 242        7,309
ADVO Inc.+                                    198        7,289
Cooper Tire & Rubber Co.                      653        7,142
Footstar Inc.+                                190        6,816
Alaska Air Group Inc.+                        258        6,692
Donnelley (R.H.) Co.+                         294        6,652
Kaufman & Broad Home Corp.                    222        6,604
Bob Evans Farms Inc.                          345        6,490
Superior Industries International Inc.        189        6,438
Pacific Sunwear of California Inc.+           309        6,334
Sonic Corp.+                                  171        6,242
Charming Shoppes Inc.+                      1,012        6,199
Atlantic Coast Airlines Holdings Inc.+        170        6,077
Aztar Corp.+                                  397        6,005
Bally Total Fitness Holding Corp.+            237        5,910
Cost Plus Inc.+                               202        5,656
Tower Automotive Inc.+                        488        5,368
MascoTech Inc.                                318        5,307
Rent-A-Center Inc.+                           181        5,283
Concord Camera Corp.+                         168        5,197
Pinnacle Entertainment Inc.+                  227        5,178
Unifi Inc.+                                   581        5,047
Duane Reade Inc.+                             172        5,020
Stein Mart Inc.+                              318        4,929
Del Webb Corp.+                               179        4,811
Oakley Inc.+                                  225        4,725
Longs Drug Stores Inc.                        212        4,637
Kellwood Co.                                  236        4,587
Kenneth Cole Productions "A"+                 100        4,544
Petsmart Inc.+                              1,007        4,469
Modine Manufacturing Co.                      167        4,405
International Speedway Corp. "A"              137        4,401
Papa John's International Inc.+               175        4,397
Metro-Goldwyn-Mayer Inc.+                     222        4,371
Citadel Communications Corp.+                 360        4,365
Polaroid Corp.                                421        4,236
Quiksilver Inc.+                              220        4,208
Fleetwood Enterprises Inc.                    319        4,207
Sinclair Broadcast Group "A"+                 450        4,148
ACTV Inc.+                                    407        4,006
IHOP Corp.+                                   187        3,950
eToys Inc.+                                 1,044        3,915
Nautica Enterprises Inc.+                     305        3,851
THQ Inc.+                                     187        3,834
Wolverine World Wide Inc.                     349        3,774
Genesco Inc.+                                 210        3,727
Interface Inc.                                407        3,714
Prime Hospitality Corp.+                      382        3,629
Station Casinos Inc.+                         225        3,628
Take-Two Interactive Software Inc.+           282        3,507
Dress Barn Inc.+                              137        3,434
WMS Industries Inc.+                          154        3,427
Lands' End Inc.+                              132        3,386
Steelcase Inc.                                192        3,384
Trans World Entertainment Corp.+              387        3,290
Young Broadcasting Corp. "A"+                 132        3,275
Activision Inc.+                              237        3,274
Airtran Holdings Inc.+                        698        3,097
Sunglass Hut International Inc.+              357        2,767
Stride Rite Corp.                             512        2,752
American Classic Voyages Co.+                 194        2,680
OfficeMax Inc.+                               927        2,665
Children's Place Retail Stores Inc.+          100        2,594
Pep Boys-Manny Moe & Jack Inc.                569        2,561
Ha-Lo Industries Inc.+                        632        2,449
Wink Communications Inc.+                     236        2,419
Phillips-Van Heusen Corporation               202        2,399
Ryan's Family Steak Houses Inc.+              282        2,362
Cato Corp. "A"                                189        2,268
Fossil Inc.+                                  169        2,208
Champion Enterprises Inc.+                    566        2,193
Hearst-Argyle Television Inc.+                119        2,135
Lone Star Steakhouse & Saloon Inc.            246        2,076
Guitar Center Inc.+                           156        2,067
Russell Corp.                                 127        2,032
Federal-Mogul Corp.                           602        1,956
Vans Inc.+                                    147        1,902
Tenneco Automotive Inc.                       431        1,859
Shopko Stores Inc.+                           290        1,849
Winnebago Industries Inc.                     156        1,794
Zomax Optical Media Inc.+                     292        1,770
24/7 Media Inc.+                              327        1,696
Jakks Pacific Inc.+                           190        1,674
Dura Automotive Systems Inc.+                 197        1,662
Finish Line Inc. (The)+                       202        1,540
Trans World Airlines Inc.+                    879        1,371
Warnaco Group Inc. "A"                        430        1,129
Hollywood Entertainment Corp.+                360        1,103

--------------------------------------------------------------
iShares Schedules of Investments                       page 41
iShares Dow Jones U.S. Consumer Cyclical Sector Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

                                          Shares or
Security                                  Principal        Value
----------------------------------------------------------------
COMMON STOCKS (continued)
----------------------------------------------------------------
Modem Media Inc.+                              179    $    1,052
Student Advantage Inc.+                        277         1,039
MP3.com Inc.+                                  287         1,013
Ames Department Stores Inc.+                   241           949
Applica Inc.+                                  177           896
----------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $15,209,365)                                   14,472,897
----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.07%
----------------------------------------------------------------
Investors Bank & Trust Tri Party
  Repurchase Agreement, dated 10/31/00,
  due 11/01/00, with a maturity value
  of $10,240 and an  effective yield
  of 5.65%.                                $10,239        10,239
----------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $10,239)                                           10,239
----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 100.05%
(Cost: $15,219,604)                                   14,483,136
----------------------------------------------------------------
Other Assets, Less Liabilities -- (0.05%)                 (7,834)
----------------------------------------------------------------
NET ASSETS -- 100.00%                                $14,475,302
================================================================

+   Non-income earning securities.

See notes to financial statements.


--------------------------------------------------------------------------------
page 42                                                                  iShares
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund
Schedule of Investments
October 31, 2000 (Unaudited)

Security                                           Shares             Value
------------------------------------------------------------------------------

COMMON STOCKS - 99.95%
------------------------------------------------------------------------------
Coca-Cola Co.                                      32,303          $ 1,950,295
America Online Inc.+                               35,088            1,769,488
Procter & Gamble Co.                               18,777            1,341,382
Philip Morris Companies Inc.                       34,227            1,253,564
PepsiCo Inc.                                       21,936            1,062,525
Anheuser-Busch Companies Inc.                      13,766              629,794
Kimberly-Clark Corp.                                8,183              540,078
Gillette Co.                                       14,553              507,536
Colgate-Palmolive Co.                               8,075              474,487
Safeway Inc.+                                       7,553              413,055
Yahoo! Inc.+                                        5,105              299,281
Sara Lee Corp.                                     13,246              285,617
Kroger Co.+                                        12,547              283,092
Sysco Corp.                                         5,078              265,008
Heinz (H.J.) Co.                                    5,302              222,353
General Mills Inc.                                  4,330              180,777
Avon Products Inc.                                  3,599              174,551
ConAgra Inc.                                        8,095              173,031
Quaker Oats Co.                                     2,007              163,696
Albertson's Inc.                                    5,987              141,817
Cendant Corp.+                                     11,021              132,252
Nabisco Group Holdings Corp. "A"                    4,472              129,129
eBay Inc.+                                          2,286              117,729
Clorox Co.                                          2,637              117,676
Ralston Purina Co.                                  4,655              112,884
Fort James Corp.                                    3,101              102,139
Campbell Soup Co.                                   3,367               98,485
Archer-Daniels-Midland Co.                          8,789               96,679
Kellogg Co.                                         3,424               86,884
Wrigley (William Jr.) Co.                           1,094               86,631
Hershey Foods Corp.                                 1,431               77,721
Newell Rubbermaid Inc.                              4,045               77,613
Fortune Brands Inc.                                 2,382               70,120
UST Inc.                                            2,462               62,166
Coca-Cola Enterprises Inc.                          3,364               61,813
InfoSpace.com Inc.+                                 3,031               60,999
T.J. Reynolds Tobacco Holdings Inc.                 1,570               56,128
Keebler Foods Co.                                   1,283               51,962
Estee Lauder Companies Inc. "A"                     1,080               50,153
Pepsi Bottling Group Inc.                           1,410               48,821
H & R Block, Inc.                                   1,293               46,144
Apollo Group Inc.+                                  1,131               44,250
At Home Corp. "A"+                                  4,070               41,972
Winn-Dixie Stores Inc.                              2,157               41,522
Coors (Adolf) Company "B"                             551               35,092
DeVry Inc.+                                           919               33,946
Super Value Inc.                                    2,023               31,104
IBP Inc.                                            1,437               29,548
Energizer Holdings Inc.+                            1,466               28,953
Brown-Forman Corp. "B"                                474               28,855
Delhaize America Inc. "A"                           1,622               27,574
Hormel Foods Corp.                                  1,622               27,270
McCormick & Co. Inc.                                  828               26,237
Whitman Corp.                                       2,012               26,156
Flowers Industries Inc.                             1,551               23,847
Smithfield Foods Inc.+                                730               20,942
Tyson Foods Inc. "A"                                1,849               20,686
International Flavors & Fragrances Inc.             1,192               19,966
Suiza Foods Corp.+                                    416               19,266
Whole Foods Market Inc.+                              399               18,454
Sotheby's Holdings Inc.                               630               17,128
Hain Celestial Group Inc.+                            418               16,589
Alberto-Culver Co. "B"                                491               16,479
Dean Foods Co.                                        501               16,032
Pre-Paid Legal Services Inc.+                         359               15,751
Tupperware Corp.                                      913               15,635
Dial Corp.                                          1,327               14,846
Scotts Co. (The) "A"+                                 411               14,693
Lancaster Colony Corp.                                582               13,750
Krispy Kreme Doughnuts Inc.+                          139               13,700
Corn Products International Inc.                      523               13,140
Interstate Bakeries Corp.                             935               13,090
Blyth Industries Inc.                                 500               13,000
EarthLink Inc.+                                     1,955               12,769
Earthgrains Company (The)                             627               12,697
Universal Corporation                                 422               11,816
Avis Rent A Car Inc.+                                 388               11,591
Constellation Brands Inc.+                            230               11,212
GoTo.com Inc.+                                        726               10,300
Learning Tree International Inc.+                     210                9,503
Service Corp. International+                        4,065                9,400
Sylvan Learning Systems Inc.+                         589                9,093
Casey's General Store Inc.                            685                8,562
Delhaize America Inc. "B"                             501                8,392
Fleming Companies Inc.                                588                8,342
Performance Food Group Co.+                           200                8,100
Ticketmaster Online-CitySearch Inc. "B"+              505                8,080
Regis Corp.                                           531                8,031
Valence Technology Inc.+                              476                6,634
Dole Food Co.                                         523                6,309

------------------------------------------------------------------------------
iShares Schedules of Investments                                       page 43
iShares Dow Jones U.S. Consumer Non-Cyclical Sector Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

                                          Shares or
Security                                  Principal        Value
----------------------------------------------------------------
COMMON STOCKS (continued)
----------------------------------------------------------------
Ralcorp Holdings Inc.+                         446   $     6,272
About.com Inc.+                                258         6,192
Michael Foods Inc.                             228         6,142
Priceline.com Inc.+                          1,064         6,118
LookSmart Ltd.+                                839         5,925
StarMedia Network Inc.+                        933         5,715
Robert Mondavi Corp. (The) "A"+                120         5,430
American Italian Pasta Co.+                    264         5,297
NBTY Inc.+                                     814         5,291
Ask Jeeves Inc.+                               357         4,641
International Multifoods Corp.                 272         4,607
Triarc Companies Inc.+                         173         4,314
Dreyer's Grand Ice Cream Inc.                  167         4,112
Cheap Tickets Inc.+                            376         3,995
Springs Industries Inc. "A"                    157         3,699
Stewart Enterprises Inc. "A"                 1,596         3,392
Westpoint Stevens Inc.                         469         3,371
NBC Internet Inc. "A"+                         412         2,549
Great Atlantic & Pacific Tea Co.               253         2,530
Stamps.com Inc.+                               610         2,402
SportsLine USA Inc.+                           274         2,346
Wild Oats Markets Inc.+                        337         2,127
CPI Corp.                                      102         2,059
High Speed Access Corp.+                       416         1,222
Juno Online Services Inc.+                     309           821
----------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $14,146,779)                                   14,876,428
----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.03%
----------------------------------------------------------------
Investors Bank & Trust Tri Party
  Repurchase Agreement, dated 10/31/00,
  due 11/01/00, with a maturity value of
  $5,187 and an effective yield of
  5.65%.                                   $ 5,186         5,186
----------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $5,186)                                             5,186
----------------------------------------------------------------
Security                                                   Value
----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 99.98%
(Cost: $14,151,965)                                  $14,881,614
----------------------------------------------------------------
Other Assets, Less Liabilities -- 0.02%                    2,743
----------------------------------------------------------------
NET ASSETS -- 100.00%                                $14,884,357
================================================================

+   Non-income earning securities.

See notes to financial statements.

--------------------------------------------------------------------------------
Page 44                                                                  iShares
iShares Dow Jones U.S. Energy Sector Index Fund
Schedule of Investments
October 31, 2000 (Unaudited)

Security                                   Shares       Value
---------------------------------------------------------------
COMMON STOCKS - 100.02%
---------------------------------------------------------------
Exxon Mobil Corp.                          103,698  $ 9,248,565
Chevron Corp.                               47,967    3,939,290
Texaco Inc.                                 41,298    2,439,163
Schlumberger Ltd.                           31,878    2,426,713
Phillips Petroleum Co.                      18,642    1,151,143
Williams Companies Inc.                     25,262    1,056,267
Halliburton Co.                             27,206    1,008,322
Anadarko Petroleum Corp.                    14,624      936,667
Conoco Inc.                                 34,038      925,408
Murphy Oil Corp.                            14,634      847,857
El Paso Energy Corp.                        12,544      786,352
Burlington Resources Inc.                   19,560      704,160
Coastal Corp.                                9,242      697,193
USX-Marathon Group Inc.                     22,726      617,863
Baker Hughes Inc.                           17,234      592,419
Unocal Corp.                                17,126      584,425
Transocean Sedco Forex Inc.                 11,006      583,318
Occidental Petroleum Corp.                  28,689      570,194
Kerr-McGee Corp.                             7,654      499,902
Nabors Industries Inc.+                      9,604      488,844
Apache Corp.                                 8,194      453,231
Tidewater Inc.                               9,282      428,712
Helmerich & Payne Inc.                      12,658      397,936
Devon Energy Corp.                           7,616      383,846
Amerada Hess Corp.                           5,674      351,788
Conoco Inc. "B"                             12,776      329,781
EOG Resources Inc.                           8,052      317,048
Tosco Corp.                                 10,834      310,123
Ashland Inc.                                 9,108      298,287
Noble Drilling Corp.+                        6,822      283,539
Sunoco Inc.                                  8,942      267,701
Grant Prideco Inc.+                         14,207      263,717
Diamond Offshore Drilling Inc.               7,482      258,597
Santa Fe International Corp.                 6,642      242,433
ENSCO International Inc.                     7,196      239,267
Cooper Cameron Corp.+                        4,380      238,710
Evergreen Resources Inc.+                    7,992      219,780
Noble Affiliates Inc.                        5,764      211,467
Stone Energy Corp.+                          3,724      190,669
Newfield Exploration Co.+                    4,548      171,687
Smith International Inc.+                    2,326      163,983
BJ Services Co.+                             3,016      158,152
Kinder Morgan Inc.                           3,886      149,854
Lone Star Technologies Inc.+                 3,424      137,474
Weatherford International Inc.+              3,722      135,853
Tom Brown Inc.+                              5,928      135,603
National-Oilwell Inc.+                       4,500      131,625


                                           Shares or
Security                                   Principal       Value
----------------------------------------------------------------
Global Marine Inc.+                          4,602     $ 121,953
Hanover Compressor Co.+                      3,582       116,863
Ultramar Diamond Shamrock Corp.              4,154       109,042
Ocean Energy Inc.+                           7,509       104,187
Louis Dreyfus Natural Gas Corp.+             3,224       103,370
Barrett Resources Corp.+                     2,764       100,540
Veritas DGC Inc.+                            3,000        90,000
Basin Exploration Inc.+                      4,408        87,333
Cabot Oil & Gas Corp. "A"                    3,422        67,157
Valero Energy Corp.                          1,962        64,869
Varco International Inc.+                    3,372        58,167
Seacor Smit Inc.+                            1,154        48,324
Vintage Petroleum Inc.                       2,208        46,644
Maverick Tube Corp.+                         2,862        44,540
Patterson Energy Inc.+                       1,384        38,925
Atwood Oceanics Inc.+                        1,066        35,778
Forest Oil Corp.+                            2,529        34,932
Global Industries Ltd.+                      2,663        27,961
Rowan Companies Inc.+                          986        24,835
Western Gas Resources Inc.                   1,112        24,395
Marine Drilling Co. Inc.+                    1,020        24,352
Oceaneering International Inc.+              1,359        19,111
R&B Falcon Corporation+                        692        17,300
Core Laboratories NV+                          692        14,921
Pennzoil-Quaker State Co.                      667         7,837
Input/Output Inc.+                             893         7,535
----------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $39,608,862)                                   38,415,799
----------------------------------------------------------------
REPURCHASE AGREEMENT - 0.03%
----------------------------------------------------------------
Investors Bank & Trust Tri Party
  Repurchase Agreement, dated 10/31/00,
  due 11/01/00, with a maturity value
  of $12,597 and an effective yield of
  5.65%.                                  $ 12,595        12,595
----------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $12,595)                                           12,595
----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 100.05%
(Cost: $39,621,457)                                   38,428,394
----------------------------------------------------------------
Other Assets, Less Liabilities -- (0.05%)                (18,986)
----------------------------------------------------------------
NET ASSETS -- 100.00%                                $38,409,408
================================================================

+   Non-income earning securities.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 45
iShares Dow Jones U.S. Financial Sector Index Fund
Schedule of Investments
October 31, 2000 (Unaudited)

Security                                    Shares         Value
----------------------------------------------------------------

COMMON STOCKS - 99.91%
----------------------------------------------------------------
Citigroup Inc.                             257,066  $ 13,528,098
American International Group Inc.          114,169    11,188,562
Morgan Stanley Dean Witter & Co.            64,683     5,194,853
Wells Fargo & Company                       97,790     4,528,899
Bank of America Corp.                       93,891     4,512,636
Fannie Mae                                  58,262     4,486,174
American Express Co.                        67,447     4,046,820
Chase Manhattan Corp.                       74,456     3,387,748
Merrill Lynch & Co. Inc.                    41,219     2,885,330
Bank of New York Co. Inc.                   42,152     2,426,375
Bank One Corp.                              66,044     2,410,606
Freddie Mac                                 39,819     2,389,140
Schwab (Charles) Corp.                      61,329     2,154,181
Marsh & McLennan Companies Inc.             15,507     2,027,540
FleetBoston Financial Corp.                 51,572     1,959,736
First Union Corp.                           56,292     1,706,351
Allstate Corp.                              41,963     1,689,011
MBNA Corp.                                  42,704     1,604,069
Associates First Capital Corp.              41,632     1,545,588
Morgan (J.P.) & Co. Inc.                     9,084     1,503,402
Household International Inc.                27,036     1,360,249
Washington Mutual Inc.                      30,798     1,355,112
Mellon Financial Corp.                      27,902     1,346,271
AXA Financial Inc.                          24,698     1,335,236
Fifth Third Bancorp                         24,947     1,281,652
MetLife Inc.+                               44,289     1,223,484
American General Corp.                      14,433     1,161,856
State Street Corp.                           9,208     1,148,606
AFLAC Inc.                                  15,169     1,108,285
PNC Bank Corp.                              16,562     1,107,584
Firstar Corp.                               54,766     1,078,206
US Bancorp Inc.                             42,628     1,031,065
Northern Trust Corp.                        11,890     1,015,109
Hartford Financial Services Group Inc.      12,282       914,241
Lehman Brothers Holdings Inc.               13,868       894,486
Providian Financial Corp.                    8,158       848,432
Chubb Corp.                                  9,981       842,771
Goldman Sachs Group Inc. (The)               8,301       828,544
BB&T Corp.                                  22,849       728,312
SunTrust Banks Inc.                         14,688       716,958
Capital One Financial Corp.                 11,184       705,990
National City Corp.                         30,008       641,421
St. Paul Companies Inc.                     12,358       633,348
Wachovia Corp.                              11,618       627,372
KeyCorp                                     24,599  $    607,288
Stilwell Financial Inc.                     12,835       575,168
Hancock (John) Financial Services Inc.+     18,009       569,535
Comerica Inc.                                8,933       538,772
AON Corp.                                   12,778       529,488
Lincoln National Corp.                      10,325       499,472
USA Education Inc.                           8,865       495,332
Equity Office Properties Trust              16,168       487,061
Franklin Resources Inc.                     10,353       443,523
Paine Webber Group Inc.                      5,870       418,237
MBIA Inc.                                    5,628       409,085
Jefferson-Pilot Corp.                        5,896       405,350
Golden West Financial Corp.                  6,790       380,664
Summit Bancorp                              10,048       376,800
Bear Stearns Companies Inc.                  6,148       372,723
MGIC Investment Corp.                        5,387       366,989
Loews Corp.                                  3,886       353,383
UNUMProvident Corp.                         12,068       340,921
Progressive Corporation                      3,403       334,345
Equity Residential Properties Trust          7,049       331,744
Price (T. Rowe) Associates                   6,898       322,913
Ambac Financial Group Inc.                   3,999       319,170
AmSouth Bancorp                             22,452       312,923
SouthTrust Corp.                             9,602       310,865
Regions Financial Corp.                     12,538       295,427
Charter One Financial Inc.                  12,033       276,007
Cincinnati Financial Corp.                   7,498       275,551
Zions Bancorp                                4,722       271,220
Synovus Financial Corp.                     12,341       266,103
Union Planters Corp.                         7,696       260,221
National Commerce Bancorp                   11,582       246,118
Torchmark Corp.                              7,287       242,748
Countrywide Credit Industries Inc.           6,481       242,632
Edwards (A.G.) Inc.                          4,710       239,032
M&T Bank Corp.                               4,682       235,036
Marshall & Ilsley Corp.                      4,969       225,158
Old Kent Financial Corp.                     7,821       216,544
Knight Trading Group Inc.+                   7,010       209,862
Spieker Properties Inc.                      3,747       207,490
North Fork Bancorp                           9,965       201,168
Prologis Trust                               9,386       197,106
CIT Group Inc. (The)                        10,986       191,568
Allmerica Financial Corp.                    3,032       191,205
Huntington Bancshares Inc.                  13,108       188,428
PMI Group Inc. (The)                         2,524       186,461
TCF Financial Corp.                          4,595       185,810

--------------------------------------------------------------------------------
  page 46                                                               iShares
iShares Dow Jones U.S. Financial Sector Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

Security                                    Shares         Value
----------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------
E*trade Group Inc.+                         12,627  $    183,881
Donaldson, Lufkin & Jenrette Inc.            2,044       183,577
SAFECO Corp.                                 7,298       176,520
SEI Investment Co.                           1,941       176,146
AvalonBay Communities Inc.                   3,815       175,252
Old Republic International Corp.             6,708       174,408
Vornado Realty Trust                         4,960       172,670
First Tennessee National Corp.               7,409       170,407
Dime Bancorp Inc.                            6,937       169,523
Simon Property Group Inc.                    7,471       166,697
Apartment Investment & Management
  Co. "A"                                    3,611       164,978
Legg Mason Inc.                              3,168       164,538
Archstone Communities Trust                  6,979       164,443
Duke-Weeks Realty Corp.                      6,843       162,094
Everest Re Group Ltd.                        2,616       153,363
Radian Group Inc.                            2,153       152,594
Mercantile Bankshares Corp.                  4,026       151,478
Homestore.com Inc.+                          4,438       150,892
Federated Investors Inc. "B"                 5,157       150,198
Greenpoint Financial Corp.                   5,022       149,404
Bisys Group Inc.+                            3,170       149,386
Kimco Realty Corp.                           3,507       141,157
Gallagher (Arthur J.) & Co.                  2,178       137,486
Conseco Inc.                                18,625       129,211
Silicon Valley Bancshares+                   2,749       127,141
Crescent Real Estate Equities Co.            6,300       126,788
Compass Bancshares Inc.                      6,934       126,112
Boston Properties Inc.                       2,966       120,123
Hudson City Bancorp Inc.                     6,529       118,746
AmeriCredit Corp.+                           4,337       116,557
FirstMerit Corp.                             5,056       115,340
CarrAmerica Realty Corp.                     3,826       113,106
Metris Companies Inc.                        3,479       112,633
Public Storage Inc.                          4,952       111,420
Astoria Financial Corp.                      2,933       109,987
First Virginia Banks Inc.                    2,636       109,065
Hibernia Corp. "A"                           9,109       108,739
Sovereign Bancorp Inc.                      12,942       107,580
AMB Property Corp.                           4,555       107,042
Commerce Bancorp Inc.                        1,748       105,863
Commerce Bancshares Inc.                     2,932       105,369
Bank United Corp. "A"                        1,852       104,985
Liberty Property Trust                       3,852       101,837
Investors Financial Services Corp.           1,388        99,502
St. Joe Company (The)                        4,863  $     98,172
Wilmington Trust Corp.                       1,846        97,146
Host Marriott Corp.                          8,882        94,371
Rouse Co.                                    3,790        93,566
Cullen/Frost Bankers Inc.                    2,752        91,676
Old National Bancorp                         3,053        90,063
Allied Capital Corp.                         4,337        89,451
Ameritrade Holding Corp. "A"+                6,050        88,481
Centura Banks Inc.                           2,277        87,522
Golden State Bancorp Inc.                    3,338        87,205
Arden Realty Inc.                            3,626        87,024
Associated Bancorp                           3,563        85,735
Health Care Property Investors Inc.          2,918        85,716
Protective Life Corp.                        3,696        85,470
Eaton Vance Corp.                            1,685        83,934
General Growth Properties Inc.               2,796        82,482
Raymond James Financial Corp.                2,409        81,454
City National Corp.                          2,320        79,750
IndyMac Mortgage Holdings Inc.+              3,697        77,175
Roslyn Bancorp Inc.                          3,515        76,232
Waddell & Reed Financial Inc. "A"            2,391        76,213
BRE Properties Inc.                          2,402        75,963
Westamerica Bancorp                          2,097        75,361
Fidelity National Financial Inc.             3,054        75,014
StanCorp Financial Group Inc.                1,826        74,410
Post Properties Inc.                         2,125        74,242
Webster Financial Corp.                      3,033        73,929
Highwoods Properties Inc.                    3,411        73,763
Transatlantic Holdings Inc.                    792        73,557
Mack-Cali Realty Corp.                       2,703        73,319
Cousins Properties Inc.                      2,788        72,488
Hospitality Properties Trust                 3,234        69,733
First Industrial Realty Trust                2,212        68,296
UnionBanCal Corporation                      3,235        67,935
RenaissanceRe Holdings Ltd.                    935        67,846
Affiliated Managers Group Inc.+              1,113        66,919
Nationwide Financial Services Inc.           1,369        66,568
Washington Federal Inc.                      2,983        66,558
Greater Bay Bancorp                          2,038        66,362
HSB Group Inc.                               1,657        65,555
Camden Property Trust                        2,183        62,488
New Plan Excel Realty Trust                  5,036        62,006
Hudson United Bancorp                        2,766        61,889
Downey Financial Corp.                       1,282        61,215
Markel Corp.+                                  420        60,848
Trustmark Corp.                              3,106        59,014

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 47
iShares Dow Jones U.S. Financial Sector Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

Security                                    Shares         Value
----------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------
First American Financial Corp.               2,799  $     58,604
Citizens Banking Corp.                       2,453        58,412
Reckson Associates Realty Corp.              2,576        58,282
Imperial Bancorp+                            2,387        58,034
Pacific Century Financial Corp.              4,564        57,906
Commercial Federal Corp.                     3,234        56,595
Colonial BancGroup Inc.                      6,347        55,933
Mercury General Corp.                        1,491        54,608
Southwest Bancorp of Texas Inc.+             1,488        54,312
Provident Financial Group Inc.               1,790        54,148
Prentiss Properties Trust                    2,076        52,679
First Midwest Bancorp Inc.                   2,053        51,453
FelCor Lodging Trust Inc.                    2,310        50,676
Leucadia National Corp.                      2,036        50,646
Independence Community Bank Corp.            3,431        50,393
Meristar Hospitality Corp.                   2,626        50,222
Berkley (W.R.) Corp.                         1,464        49,867
CNA Financial Corp.+                         1,362        49,713
HRPT Properties Trust                        7,564        48,693
Unitrin Inc.                                 1,516        47,091
HCC Insurance Holdings Inc.                  2,422        46,169
Healthcare Realty Trust                      2,290        45,657
Community First Bankshares Inc.              2,889        44,779
Storage USA Inc.                             1,580        44,141
Reinsurance Group of America Inc.            1,181        44,140
Doral Financial Corp.                        2,439        43,597
Federal Realty Investment Trust              2,246        43,235
Mutual Risk Management Ltd.                  2,348        42,558
Security Capital Group "B"+                  2,153        41,042
Phoenix Investment Partners Ltd.             2,548        39,813
Nationwide Health Properties Inc.            2,660        39,734
Chittenden Corp.                             1,492        39,631
Horace Mann Educators Corp.                  2,356        39,610
Kilroy Realty Corp.                          1,510        39,354
Macerich Co. (The)                           1,950        38,269
Sl Green Realty Corp.                        1,392        37,323
Staten Island Bancorp Inc.                   1,906        36,810
American Financial Group Inc.                1,712        36,701
iStar Financial Inc.                         1,810        36,200
Shurgard Storage Centers Inc.                1,590        36,073
Trenwick Group Ltd.                          1,816        35,639
Jeffries Group Inc.                          1,302        35,479
Developers Diversified Realty Corp.          2,931        34,989
Richmond County Financial Corp.              1,481        34,804
BancWest Corporation                         1,644  $     33,599
National Discounts Brokers Group Inc.+         659        32,085
American Capital Strategies Ltd.             1,409        31,086
MAF Bancorp Inc.                             1,276        30,624
CBL & Associates Properties Inc.             1,291        29,854
Brandywine Realty Trust                      1,550        29,644
People's Bank                                1,463        29,626
Provident Bankshares Corp.                   1,553        29,410
LNR Property Corp.                           1,357        29,345
Chelsea GCA Realty Inc.                        909        29,315
Health Care Inc.                             1,631        28,848
Home Properties of NY Inc.                   1,057        28,737
Queens County Bancorp Inc.                   1,022        28,616
CompuCredit Corp.+                             917        28,312
Manufactured Home Communities Inc.           1,123        27,935
AMCORE Financial Inc.                        1,419        27,848
Fairfield Communities Inc.+                  2,056        26,086
Sterling Bancshares Inc.                     1,516        26,056
Selective Insurance Group Inc.               1,510        26,048
Southwest Securities Group Inc.                906        25,595
South Financial Group Inc. (The)             2,492        25,387
Presidential Life Corp.                      1,735        25,266
Ohio Casualty Corp.                          3,000        25,219
FirstFed Financial Corp.+                      956        24,378
Enhance Financial Services Group Inc.        2,019        23,471
Glenborough Realty Trust Inc.                1,459        23,435
Mills Corp.                                  1,370        23,376
Meditrust Corp.+                             8,231        22,635
Texas Regional Bancshares "A"                  753        22,496
East West Bancorp Inc.                       1,099        20,812
NextCard Inc.+                               2,696        20,557
Anchor Bancorp Wisconsin Inc.                1,303        20,115
Republic Bancorp Inc.                        2,078        19,741
Republic Security Financial Corp.            2,904        19,693
UCBH Holdings Inc.                             533        19,388
GBC Bancorp                                    599        19,093
AmerUs Group Co.                               720        18,990
RFS Hotel Investors Inc.                     1,418        18,257
First Sentinel Bancorp Inc.                  1,888        17,523
Koger Equity Inc.                            1,075        17,133
JDN Realty Corp.                             1,549        16,942
Harbor Florida Bancshares Inc.               1,330        16,292
Capital Automotive                           1,233        15,894
Colonial Properties Trust                      575        14,123
E.W. Blanch Holdings Inc.                      745        14,062
Bay View Capital Corp.                       1,714        13,926

--------------------------------------------------------------------------------
 page 48                                                               iShares
iShares Dow Jones U.S. Financial Sector Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

                                          Shares or
Security                                  Principal         Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
Fremont General Corp.                        3,710   $     13,449
Net.B@nk Inc.+                               1,546         13,431
Equity Inns Inc.                             2,155         13,334
Haven Bancorp Inc.                             460         13,167
PFF Bancorp Inc.                               695         12,858
OceanFirst Financial Corp.                     606         12,688
Pacific Northwest Bancorp                      939         12,559
Ocwen Financial Corp.+                       2,126         12,490
Medallion Financial Corp.                      802         12,331
Dime Community Bancshares                      529         11,737
Burnham Pacific Properties Inc.              1,916         10,418
BSB Bancorp Inc.                               594          8,613
Finova Group Inc.                            3,154          8,082
-----------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $109,803,496)                                  127,190,753
-----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 0.71%
-----------------------------------------------------------------
Freddie Mac Discount Note
  6.40%, 11/21/00++                       $136,122        136,122
Goldman Sachs Financial Square Prime
  Obligation Fund++                        151,878        151,878
Providian Temp Cash Money Market Fund++    167,200        167,200
Short Term Investment Company Liquid
  Assets Portfolio++                       455,999        455,999
-----------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $911,199)                                          911,199
-----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.05%
-----------------------------------------------------------------
Investors Bank & Trust Tri Party Repurchase
  Agreement, dated 10/31/00, due 11/01/00,
  with a maturity value of $58,471 and an
  effective yield of
  5.65%.                                    58,462         58,462
-----------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $58,462)                                            58,462
-----------------------------------------------------------------

Security                                                    Value
-----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 100.67%
(Cost: $110,773,157)                                 $128,160,414
-----------------------------------------------------------------
Other Assets, Less Liabilities -- (0.67%)                (851,895)
-----------------------------------------------------------------
NET ASSETS -- 100.00%                                $127,308,519
=================================================================

+   Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 49
iShares Dow Jones U.S. Healthcare Sector Index Fund
Schedule of Investments
October 31, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS - 99.99%
---------------------------------------------------------------
Pfizer Inc.                                124,845  $ 5,391,742
Merck & Co. Inc.                            45,630    4,103,848
Johnson & Johnson                           26,092    2,403,726
Bristol-Myers Squibb Co.                    38,996    2,376,319
Lilly (Eli) and Company                     19,059    1,703,398
American Home Products Corp.                25,865    1,642,427
Abbott Laboratories                         28,709    1,516,194
Schering-Plough Corp.                       29,064    1,502,246
Pharmacia & Upjohn Inc.                     25,194    1,385,670
Medtronic Inc.                              23,786    1,291,877
Amgen Inc.+                                 20,381    1,180,824
PE Corp. (Biosystems Group)                  4,139      484,263
Baxter International Inc.                    5,803      476,934
HCA - The Healthcare Company                 9,916      396,020
CIGNA Corp.                                  3,121      380,606
UnitedHealth Group Inc.                      3,183      348,141
Guidant Corp.+                               6,099      322,866
MedImmune Inc.+                              3,922      256,401
Tenet Healthcare Corp.                       6,273      246,607
Millennium Pharmaceuticals Inc.+             3,240      235,103
Forest Laboratories Inc. "A"+                1,728      228,960
Allergan Inc.                                2,570      216,041
ALZA Corp.+                                  2,304      186,480
Immunex Corp.+                               4,299      182,976
Biogen Inc.+                                 2,986      179,720
IDEC Pharmaceuticals Corp.+                    878      172,198
Becton Dickinson & Co.                       5,014      167,969
Human Genome Sciences Inc.+                  1,898      167,765
Aetna Inc.                                   2,798      161,759
King Pharmaceuticals Inc.+                   3,092      138,560
Wellpoint Health Networks Inc.+              1,157      135,297
Watson Pharmaceutical Inc.+                  2,034      127,252
Stryker Corp.                                2,620      123,468
Biomet Inc.                                  3,274      118,478
IVAX Corporation+                            2,674      116,319
Genzyme General+                             1,588      112,748
Abgenix Inc.+                                1,414      111,529
Protein Design Labs Inc.+                      772      104,280
Vertex Pharmaceuticals Inc.+                 1,067       99,348
Sepracor Inc.+                               1,451       98,849
Health Management Associates Inc. "A"+       4,828       95,655
Healthsouth Corp.+                           7,629       91,548
Medarex Inc.+                                1,440       88,020
Quest Diagnostics Inc.+                        899       86,529
St. Jude Medical Inc.+                       1,573       86,515
Chiron Corp.+                                1,990  $    86,192
Gilead Sciences Inc.+                          929       79,894
Celgene Corp.+                               1,211       77,958
Mylan Laboratories Inc.                      2,464       68,992
Minimed Inc.+                                  934       68,124
Andrx Group+                                   942       67,824
Boston Scientific Corp.+                     4,101       65,360
Imclone Systems Inc.+                        1,184       64,750
ICN Pharmaceuticals Inc.                     1,574       59,910
Enzon Inc.+                                    799       56,929
COR Therapeutics Inc.+                         993       56,104
Invitrogen Corp.+                              727       55,297
Trigon Healthcare Inc.+                        741       53,120
Sybron International Corp.+                  2,080       51,480
Express Scripts Inc. "A"+                      759       50,995
Myriad Genetics Inc.+                          407       48,840
Incyte Pharmaceuticals Inc.+                 1,269       46,477
Lincare Holdings Inc.+                       1,059       44,544
Oxford Health Plans Inc.+                    1,299       43,841
Cytyc Corp.+                                   722       42,869
Bard (C.R.) Inc.                             1,009       42,252
ICOS Corp.+                                    821       42,179
Affymetrix Inc.+                               760       42,085
Medicis Pharmaceutical Corp. "A"+              569       41,893
Universal Health Services Inc. "B"+            490       41,099
Beckman Coulter Inc.                           582       40,776
Techne Corp.+                                  360       40,590
Alkermes Inc.+                               1,072       39,731
Cephalon Inc.+                                 739       39,629
Patterson Dental Co.+                        1,264       39,579
Inhale Therapeutic Systems Inc.+               777       38,656
Hillenbrand Industries Inc.                    826       38,202
Bausch & Lomb Inc.                             983       37,907
CuraGen Corp.+                                 584       37,741
OSI Pharmaceuticals Inc.+                      520       37,440
Humana Inc.+                                 2,768       33,562
Cell Therapeutics Inc.+                        491       32,843
Omnicare Inc.                                1,843       32,252
Dentsply International Inc.                    894       31,011
Dura Pharmaceuticals Inc.+                     887       30,546
Quintiles Transnational Corp.+               2,181       30,398
Orthodontic Centers of America+                826       27,568
Manor Care Inc.+                             1,607       26,817
VISX Inc.+                                   1,201       25,746
Alexion Pharmaceuticals Inc.+                  244       25,223
Barr Laboratories Inc.+                        387       24,429
Advance Paradigm Inc.+                         494       24,144

--------------------------------------------------------------------------------
  page 50                                                          iShares
iShares Dow Jones U.S. Healthcare Sector Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
CV Therapeutics Inc.+                          303  $    23,861
Alpharma Inc.                                  599       23,249
Aurora Biosciences Corp.+                      374       22,791
Maxygen Inc.+                                  559       22,500
Trimeris Inc.+                                 310       21,933
Coventry Health Care Inc.+                   1,173       21,407
United Therapeutics Inc.+                      397       21,240
Renal Care Group Inc.+                         898       21,103
Tularik Inc.+                                  661       20,987
Maxim Pharmaceuticals Inc.+                    447       19,836
Lexicon Genetics Inc.+                         948       19,197
Henry Schein Inc.+                             784       19,110
NPS Pharmaceuticals Inc.+                      433       18,565
Coherent Inc.+                                 532       18,520
Steris Corp.+                                1,218       18,270
Noven Pharmaceuticals Inc.+                    406       18,092
Pharmacyclics Inc.+                            314       16,897
Mid Atlantic Medical Services Inc.+            969       16,473
IDEXX Laboratories Inc.+                       682       16,368
SICOR Inc.+                                  1,238       15,862
Xoma Ltd.+                                   1,293       15,758
Immunomedics Inc.+                             669       15,471
Invacare Corp.                                 539       15,361
Polymedica Industries Inc.+                    260       14,950
Enzo Biochem Inc.+                             384       14,784
Apria Healthcare Group Inc.+                   733       14,660
Cell Genesys Inc.+                             630       14,529
Quorum Health Group Inc.+                    1,083       14,485
Alliance Pharmaceutical Corp.+               1,001       14,139
Ligand Pharmaceuticals Inc. "B"+               919       13,670
Molecular Devices Corp.+                       199       13,607
Transkaryotic Therapies Inc.+                  361       13,447
Coulter Pharmaceutical Inc.+                   337       12,911
Delta & Pine Land Co.                          524       12,805
Respironics Inc.+                              652       12,796
Syncor International Corp.+                    473       12,150
Regeneron Pharmaceuticals Inc.+                446       11,931
Acuson Corp.+                                  507       11,566
Guilford Pharmaceuticals Inc.+                 460       11,356
Bio-Technology General Corp.+                1,079       11,329
Scios Inc.+                                    776       11,107
Haemonetics Corp.+                             450       10,575
Gene Logic Inc.+                               476       10,383
Geron Corp.+                                   424        9,964
Owens & Minor Inc.                             656  $     9,922
Visible Genetics Inc.+                         326        9,862
US Oncology Inc.+                            1,834        9,858
Arthocare Corp.+                               429        9,733
EntreMed Inc.+                                 310        9,649
Catalytica Inc.+                               680        9,138
Datascope Corp.                                261        9,037
Genzyme Transgenics Corp.+                     417        8,939
Mentor Corp.                                   501        8,830
Emisphere Technologies Inc.+                   343        8,682
Cytogen Corp.+                               1,436        8,257
Organogenesis Inc.+                            630        7,900
Novoste Corp.+                                 297        7,499
Pharmacopeia Inc.+                             403        7,355
Sunrise Assisted Living Inc.+                  314        7,340
Cyberonics Inc.+                               314        7,300
Supergen Inc.+                                 557        7,171
Advanced Tissue Sciences Inc.+               1,004        7,154
Viropharma Inc.+                               300        7,013
PacifiCare Health Systems Inc. "A"+            662        6,910
Sunrise Technologies International Inc.+       954        6,887
Hyseq Inc.+                                    224        6,510
Kos Pharmaceuticals Inc.+                      324        6,419
Genome Therapeutics Corp.+                     404        6,035
Biosite Diagnostics Inc.+                      273        6,006
IGEN International Inc.+                       203        5,050
I-Stat Corp.+                                  243        4,769
Miravant Medical Technologies+                 314        4,749
Cygnus Inc.+                                   526        4,701
Pediatrix Medical Group Inc.+                  290        4,622
NABI Inc.+                                     724        4,423
Cell Pathways Inc.+                            523        3,988
Biomatrix Inc.+                                200        3,825
Imatron Inc.+                                1,734        3,739
Sangstat Medical Corp.+                        341        3,410
Columbia Laboratories Inc.+                    518        3,173
Immune Response Corp.+                         464        2,813
Northfield Laboratories Inc.+                  247        2,732
Theragenics Corp.+                             527        2,470
Laser Vision Centers Inc.+                     446        1,812
Osteotech Inc.+                                247        1,359
Gliatech Inc.+                                 176        1,133
---------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $32,279,872)                                  34,145,442
---------------------------------------------------------------

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 51
iShares Dow Jones U.S. Healthcare Sector Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

Security                                      Principal       Value
-------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.03%
-------------------------------------------------------------------
Investors Bank & Trust Tri Party Repurchase
   Agreement, dated 10/31/00, due 11/01/00,
   with a maturity value of $10,300 and an
   effective yield of 5.65%.                  $ 10,299   $   10,299
-------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $10,299)                                              10,299
-------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 100.02%
(Cost $32,290,171)                                       34,155,741
-------------------------------------------------------------------
Other Assets, Less Liabilities -- (0.02%)                    (8,488)
-------------------------------------------------------------------
NET ASSETS -- 100.00%                                   $34,147,253
===================================================================
+ Non-income earning securities.

See notes to financial statements.

--------------------------------------------------------------------------------
page 52                                                                  iShares
iShares Dow Jones U.S. Industrial Sector Index Fund
Schedule of Investments
October 31, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS - 100.00%
---------------------------------------------------------------
General Electric Co.                       106,870  $ 5,857,812
Tyco International Ltd.                     27,823    1,577,216
Corning Inc.                                13,986    1,069,929
Boeing Co.                                  15,547    1,054,281
Minnesota Mining & Manufacturing Co.        10,081      974,077
JDS Uniphase Corp.+                         11,701      952,169
Automatic Data Processing Inc.              12,273      801,580
Honeywell International Inc.                13,023      700,800
Emerson Electric Co.                         9,422      691,928
United Technologies Corp.                    9,018      629,569
First Data Corp.                             9,194      460,849
Solectron Corp.+                             9,503      418,132
Paychex Inc.                                 6,516      369,376
Electronic Data Systems Corp.                7,648      358,978
Illinois Tool Works Inc.                     5,916      328,708
Agilent Technologies Inc.+                   6,540      302,884
SDL Inc.+                                    1,112      288,286
Caterpillar Inc.                             7,196      252,310
Union Pacific Corp.                          5,060      237,188
FedEx Corp.+                                 5,004      234,487
Gemstar-TV Guide International Inc.+         3,283      225,091
Burlington Northern Santa Fe Corp.           8,451      224,480
Lockheed Martin Corp.                        6,092      218,398
Concord EFS Inc.+                            5,270      217,717
Exodus Communications Inc.+                  6,449      216,445
Waste Management Inc.                       10,759      215,180
General Dynamics Corp.                       2,986      213,686
Computer Sciences Corp.+                     2,934      184,842
Waters Corp.+                                2,386      173,134
Masco Corp.                                  9,223      172,355
Deere & Co.                                  4,580      168,601
PPG Industries Inc.                          3,686      164,488
Equifax Inc.                                 4,478      154,491
Dover Corp.                                  3,538      150,144
Textron Inc.                                 2,954      148,992
United Parcel Service Inc.                   2,400      145,800
Rockwell International Corp.                 3,325      130,714
DST Systems Inc.+                            2,064      127,194
Danaher Corp.                                1,978      124,861
Fiserv Inc.+                                 2,274      119,243
Cintas Corp.                                 2,554      118,442
Moody's Corp.                                4,138      108,881
Convergys Corp.+                             2,458      107,077
IMS Health Inc.                              4,473      105,675
Raytheon Co. "B"                             3,062      104,682
Norfolk Southern Corp.                       7,376      104,186
CSX Corp.                                    3,966      100,389
SCI Systems Inc.+                            2,278  $    97,954
PerkinElmer Inc.                               804       96,078
StorageNetworks Inc.+                        1,500       95,156
Robert Half International Inc.+              3,090       94,245
Molex Inc.                                   1,722       92,988
Vulcan Materials Co.                         2,202       92,484
Ingersoll-Rand Co.                           2,430       91,732
Thermo Electron Corp.+                       2,978       86,362
Symbol Technologies Inc.                     1,778       80,788
Northrop Grumman Corp.                         936       78,624
PE Corp. (Celera Genomics Group)+            1,108       74,790
PACCAR Inc.                                  1,726       72,600
Power-One Inc.+                              1,000       70,938
Eaton Corp.                                  1,008       68,607
Sealed Air Corp.+                            1,368       65,835
Temple-Inland Inc.                           1,470       65,783
Parker Hannifin Corp.                        1,578       65,290
Donnelley (R.R.) & Sons Co.                  2,754       59,211
Newport Corp.                                  500       57,102
Goodrich (B.F.) Co.                          1,394       57,067
Molex Inc. "A"                               1,422       55,902
Ceridian Corp.+                              2,234       55,850
Sabre Holdings Corp.                         1,650       55,172
CMGI Inc.+                                   3,266       55,114
Laboratory Corp. of America Holdings+          400       53,950
Sherwin-Williams Co.                         2,478       53,742
SPX Corp.+                                     432       53,406
Cooper Industries Inc.                       1,394       53,320
Vishay Intertechnology Inc.+                 1,762       52,860
Southdown Inc.                                 708       50,180
WebMD Corp.+                                 4,402       50,073
Fluor Corp.                                  1,394       48,790
Tektronix Inc.                                 680       48,450
Servicemaster Co.                            5,192       47,377
Akamai Technologies Inc.+                      900       45,900
American Standard Companies Inc.+              984       45,141
Dun & Bradstreet Corp.+                      2,069       44,742
Manpower Inc.                                1,274       44,351
Macrovision Corp.+                             604       44,016
Deluxe Corp.                                 1,950       43,997
Pall Corp.                                   2,002       43,168
Acxiom Corp.+                                1,042       41,940
Internet Capital Group LLC+                  3,162       41,896
Grainger (W.W.) Inc.                         1,298       41,455
Arrow Electronics Inc.+                      1,250       40,000
Plexus Corp.+                                  612       38,594
Critical Path Inc.+                            793       38,510
CH Robinson Worldwide Inc.                     700       38,281
Avnet Inc.                                   1,416       38,055

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         Page 53
iShares Dow Jones U.S. Industrial Sector Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS (Continued)
---------------------------------------------------------------
CheckFree Corp.+                               745  $    37,064
GATX Corporation                               880       37,015
Comdisco Inc.                                2,985       36,753
ITT Industries Inc.                          1,122       36,535
Expeditors International Washington Inc.       704       36,520
Stanley Works (The)                          1,370       36,476
Affiliated Computer Services Inc.+             652       36,308
American Power Conversion Corp.+             2,730       35,319
Viad Corp.                                   1,626       34,756
Catalina Marketing Corp.+                      840       32,970
Millipore Corp.                                624       32,760
Alexander & Baldwin Inc.                     1,298       32,369
Sonoco Products Co.                          1,674       32,329
CSG Systems International Inc.+                680       31,577
Smurfit-Stone Container Corp.+               2,306       31,131
Martin Marietta Materials Inc.                 808       31,027
Black & Decker Corp.                           800       30,100
First Health Group Corp.+                      728       28,392
Sawtek Inc.+                                   552       28,083
Republic Services Inc. "A"+                  2,081       27,963
Tekelec+                                       728       26,800
Dycom Industries Inc.+                         708       26,638
VerticalNet Inc.+                              936       26,106
National Instruments Corp.+                    556       25,958
Safeguard Scientifics Inc.+                  1,687       25,938
Vicor Corp.+                                   480       25,920
Banta Corp.                                  1,094       25,230
Quanta Services Inc.+                          800       24,850
Atlas Air Inc.+                                680       24,650
CNET Networks Inc.+                            776       24,444
National Service Industries Inc.             1,194       24,402
Iron Mountain Inc.+                            700       23,669
C&D Technologies Inc.                          400       23,650
APW Ltd.+                                      504       23,278
Reynolds & Reynolds Co. "A"                  1,298       23,202
FuelCell Energy Inc.+                          300       22,969
Technitrol Inc.                                200       22,175
Bemis Co.                                      856       22,149
Tech Data Corp.+                               528       21,978
AVX Corp.                                      754       21,583
Navistar International Corp.+                  652       21,557
Veeco Instruments Inc.+                        324       21,450
FMC Corp.+                                     280       21,280
Anaren Microwave Inc.+                         200       20,800
Getty Images Inc.+                             652       20,701
PurchasePro.com Inc.+                          752       20,304
Raytheon Co. "A"                               632       20,224
Mastec Inc.+                                   684  $    19,793
L-3 Communications Holdings Inc.+              300       19,781
FreeMarkets Inc.+                              400       19,775
NOVA Corporation+                            1,246       19,547
Tollgrade Communications Inc.+                 200       19,150
Crane Co.                                      728       19,064
Jacobs Engineering Group Inc.+                 456       18,867
Litton Industries Inc.+                        352       18,282
ePlus Inc.+                                  1,228       17,940
Teletech Holdings Inc.+                        636       17,649
Chemed Corp.                                   528       17,358
Methode Electronics Inc. "A"                   456       17,157
Crown Cork & Seal Co. Inc.                   1,878       17,137
Ryder System Inc.                              856       16,906
Tetra Tech Inc.+                               480       16,680
Diebold Inc.                                   632       16,432
Shaw Group Inc.+                               200       16,300
PSINET Inc.+                                 2,421       16,115
Valspar Corp.                                  584       15,949
Snap-On Inc.                                   608       15,542
Varian Inc.+                                   500       15,406
Hubbell Inc. "B"                               632       15,129
Aeroflex Inc.+                                 250       14,875
Carlisle Companies Inc.                        352       14,652
Granite Construction Inc.                      632       14,418
Cognex Corp.+                                  428       14,338
United Stationers Inc.+                        456       13,709
Pentair Inc.                                   456       13,594
Diamond Technology Partners Inc.+              304       13,566
Johns Manville Corp.                         1,426       13,101
Scient Corp.+                                  722       12,996
Lafarge Corp.                                  684       12,911
Digital Island Inc.+                         1,008       12,726
REMEC Inc.+                                    420       12,521
Donaldson Co. Inc.                             552       12,489
Artesyn Technologies Inc.+                     304       12,350
Digex Inc.+                                    304       11,932
NCO Group Inc.+                                528       11,550
Copart Inc.+                                   760       11,447
Sensormatic Electronics Corp.+                 628       11,304
Newport News Shipbuilding Inc.                 228       11,215
Mueller Industries Inc.+                       480       11,190
Commscope Inc.+                                428       10,834
CTS Corp.                                      252       10,820
American Superconductor Corp.+                 224       10,696
Proxicom Inc.+                                 760       10,260
Owens-Illinois Inc.+                         1,711       10,159
Plug Power Inc.+                               400        9,575
AptarGroup Inc.                                456        9,434

--------------------------------------------------------------------------------
  page 54                                                                iShares
iShares Dow Jones U.S. Industrial Sector Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

Security                                    Shares         Value
----------------------------------------------------------------
COMMON STOCKS (CONTINUED)
----------------------------------------------------------------
Galileo International Inc.                     470  $      9,282
ProBusiness Services Inc.+                     280         9,153
Ball Corp.                                     256         8,992
Nordson Corp.                                  304         8,721
Zygo Corp.+                                    176         8,712
Dendrite International Inc.+                   400         8,700
Cymer Inc.+                                    304         7,600
Timken Co.                                     518         7,284
Overseas Shipholding Group Inc.                300         7,200
Xcelera.com Inc.+                              598         7,176
Roper Industries Inc.                          204         7,140
Insituform Technologies Inc. "A"+              200         7,137
Helix Technology Corp.                         256         7,136
Electro Scientific Industries Inc.+            204         7,127
Three-Five Systems, Inc.+                      200         6,900
Titan Corp. (The)+                             500         6,688
AnswerThink Consulting Group Inc.+             400         6,550
Littelfuse Inc.+                               224         6,496
Stericycle Inc.+                               200         6,475
Scott Technologies Inc.+                       260         5,980
National Data Corp.                            152         5,795
MSC Industrial Direct Co. Inc. "A"+            376         5,593
Audiovox Corp. "A"+                            400         5,475
Key3Media Group Inc.+                          575         5,462
American Management Systems Inc.+              252         5,449
eLoyalty Corp.+                                555         5,342
EMCOR Group Inc.+                              204         5,291
Hall Kinion & Associates Inc.+                 200         5,287
Uniroyal Technology Corp.+                     507         5,165
Wolverine Tube Inc.+                           369         5,028
GoAmerica Inc.+                                475         4,958
Pharmaceutical Product Development Inc.+       152         4,760
Swift Transportation Co. Inc.+                 332         4,731
Ionics Inc.+                                   224         4,690
Globix Corp.+                                  456         4,617
Kent Electronics Corp.+                        224         4,172
Forrester Research Inc.+                       100         4,106
Texas Industries Inc.                          176         4,103
Washington Group International Inc.+           380         3,990
APAC Customer Services Inc.+                   718         3,859
Precision Castparts Corp.                       96         3,624
Thomas & Betts Corp.                           239         3,615
Photon Dynamics Inc.+                          100         3,600
Wisconsin Central Transportation Corp.+        280         3,588
Kansas City Southern Industries Inc.           383         3,327
internet.com LLC+                              156         3,247
Presstek Inc.+                                 204         3,213
Spherion Corporation+                          265   $     3,147
Elcor Corp.                                    200         3,113
Superconductor Technologies Inc.+              299         3,027
USinternetworking Inc.+                      1,261         2,916
Ventro Corporation+                            583         2,806
NaviSite Inc.+                                 275         2,802
MedQuist Inc.+                                 239         2,689
Cummins Engine Company Inc.                     72         2,448
Avid Technology Inc.+                          176         2,442
Keynote Systems Inc.+                          100         2,400
Multex.com Inc.+                               176         2,277
Flowserve Corp.                                104         2,093
U.S. Industries Inc.                           231         2,050
Rare Medium Group Inc.+                        438         2,026
Pittston Brink's Group                         124         1,969
Internet Pictures Corp.+                       775         1,659
Covance Inc.+                                  172         1,483
SYNAVANT Inc.+                                 316         1,442
G&K Services Inc. "A"                           52         1,436
CellStar Corp.+                                588         1,360
CAIS Internet Inc.+                            314         1,325
Data Broadcasting Corp.+                       295         1,300
Per-Se Technologies Inc.+                      275         1,212
UCAR International Inc.+                       103           850
Parexel International Corp.+                    78           682
Razorfish Inc.+                                146           657
CNF Transportation Inc.                         24           640
National Information Consortium Inc.+          116           391
----------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $26,459,821)                                   27,070,764
----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.03%
----------------------------------------------------------------
Investors Bank & Trust Tri Party Repurchase
   Agreement, dated 10/31/00, due 11/01/00,
   with a maturity value of $7,542 and an
   effective yield of 5.65%.                $7,541         7,541
----------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $7,541)                                             7,541
----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 100.03%
(Cost: $26,467,362)                                   27,078,305
----------------------------------------------------------------
Other Assets, Less Liabilities -- (0.03%)                 (8,979)
----------------------------------------------------------------
NET ASSETS -- 100.00%                                $27,069,326
================================================================

+ Non-income earning securities.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 55
iShares Dow Jones U.S. Technology Sector Index Fund
Schedule of Investments
October 31, 2000 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS - 100.01%
------------------------------------------------------------------
Cisco Systems Inc.+                          235,759  $ 12,701,516
Microsoft Corp.+                             140,662     9,688,095
Intel Corp.                                  212,875     9,579,375
EMC Corp.+                                    73,185     6,518,039
Sun Microsystems Inc.+                        53,259     5,905,092
International Business Machines Corp.         59,109     5,822,236
Oracle Corp.+                                146,052     4,819,716
Texas Instruments Inc.                        57,862     2,838,854
Lucent Technologies Inc.                     112,118     2,613,751
Hewlett-Packard Co.                           55,922     2,596,878
Dell Computer Corp.+                          76,519     2,257,310
Veritas Software Corp.+                       13,499     1,903,570
Motorola Inc.                                 73,213     1,825,749
Compaq Computer Corp.                         57,002     1,733,431
QUALCOMM Inc.+                                25,009     1,628,320
Juniper Networks Inc.+                         7,955     1,551,225
Applied Materials Inc.+                       27,088     1,439,050
Siebel Systems Inc.+                          11,927     1,251,590
Network Appliance Inc.+                       10,073     1,198,687
Palm Inc.+                                    18,939     1,014,420
Ciena Corp.+                                   9,536     1,002,472
Broadcom Corp.+                                4,404       979,339
BEA Systems Inc.+                             12,584       902,902
PMC - Sierra Inc.+                             5,302       898,689
Ariba Inc.+                                    6,734       851,009
Brocade Communications System Inc.+            3,669       834,239
Xilinx Inc.+                                  11,015       797,899
VeriSign Inc.+                                 6,000       792,000
Analog Devices Inc.+                          11,908       774,020
Applied Micro Circuits Corp.+                  9,802       748,628
Linear Technology Corp.                       10,443       674,226
Check Point Software Technologies Ltd.+        3,970       628,749
Tellabs Inc.+                                 12,464       622,421
Adobe Systems Inc.                             8,044       611,847
Maxim Integrated Products Inc.+                9,005       597,144
Comverse Technology Inc.+                      5,330       595,627
i2 Technologies Inc.+                          3,375       573,750
Sanmina Corp.+                                 4,979       569,162
Seagate Technology Inc.+                       7,633       533,356
Altera Corp.+                                 12,504       511,883
Computer Associates International Inc.        15,742       501,776
Redback Networks Inc.+                         4,644       494,296
Level 3 Communications Inc.+                  10,294       490,895
Micron Technology Inc.+                       13,824       480,384
ADC Telecommunications Inc.+                  21,869       467,449
Vitesse Semiconductor Corp.+                   6,028       421,583
Commerce One Inc.+                             6,139       394,047
Intuit Inc.+                                   6,189       380,237
Rational Software Corp.+                       6,248       372,928
Scientific-Atlanta Inc.                        5,346       365,867
Gateway Inc.+                                  6,915       356,883
PeopleSoft Inc.+                               8,039       350,827
LSI Logic Corp.+                              10,443       343,314
ONI Systems Inc.+                              4,161       337,301
Handspring Inc.+                               4,207       304,219
Mercury Interactive Corp.+                     2,665       295,815
QLogic Corp.+                                  2,962       286,574
Extreme Networks Inc.+                         3,261       270,459
Jabil Circuit Inc.+                            4,542       259,178
Sycamore Networks Inc.+                        4,061       256,858
Pitney Bowes Inc.                              8,573       254,511
Phone.com Inc.+                                2,527       233,905
Vignette Corp.+                                7,781       231,971
Inktomi Corp.+                                 3,620       229,644
SunGard Data Systems Inc.+                     4,431       226,535
Advanced Micro Devices Inc.+                   9,960       225,345
American Tower Corp.+                          5,305       217,173
Apple Computer Inc.+                          10,948       214,170
Cadence Design Systems Inc.+                   8,260       212,179
KLA-Tencor Corp.+                              6,251       211,362
3Com Corp.+                                   11,752       208,598
Atmel Corp.+                                  13,828       206,556
Conexant Systems Inc.+                         7,653       201,370
Micromuse Inc.+                                1,152       195,480
BroadVision Inc.+                              6,534       194,386
Xerox Corp.                                   22,453       189,447
Integrated Device Technology Inc.+             3,315       186,676
Crown Castle International Corp.+              5,970       180,966
Novellus Systems Inc.+                         4,401       180,166
Lexmark International Group Inc. "A"+          4,340       177,940
Amdocs Ltd.+                                   2,730       176,938
Software.com Inc.+                             1,148       171,052
Teradyne Inc.+                                 5,460       170,625
BMC Software Inc.+                             8,329       169,183
Emulex Corp.+                                  1,083       159,066
Transwitch Corp.+                              2,740       158,235
National Semiconductor Corp.+                  5,990       155,740
Finisar Corp.+                                 5,366       154,608
Foundry Networks Inc.+                         2,321       154,201
Cypress Semiconductor Corp.+                   4,051       151,659
Cabletron Systems Inc.+                        5,401       146,502
Polycom Inc.+                                  2,252       146,380

--------------------------------------------------------------------------------
  Page 56                                                                iShares
iShares Dow Jones U.S. Technology Sector Index Fund
Schedule Of Investments (continued)
October 31, 2000 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS (CONTINUED)
------------------------------------------------------------------
Interwoven Inc.+                               1,441  $    145,181
Rambus Inc.+                                   3,217       144,564
Citrix Systems Inc.+                           6,222       137,662
Unisys Corp.+                                 10,497       133,837
NCR Corp.+                                     3,058       131,876
Macromedia Inc.+                               1,654       127,461
Micrel Inc.+                                   2,806       126,971
Microchip Technology Inc.+                     3,993       126,279
Avaya Inc.+                                    9,337       125,466
TIBCO Software Inc.+                           1,954       123,102
Portal Software Inc.+                          3,262       114,782
Peregrine Systems Inc.+                        4,685       112,440
Parametric Technology Corp.+                   9,122       112,315
SanDisk Corp.+                                 2,079       111,714
Art Technology Group Inc.+                     1,776       111,444
New Focus Inc.+                                1,735       110,173
Cree Inc.+                                     1,106       109,770
RF Micro Devices Inc.+                         5,409       107,842
NVIDIA Corp.+                                  1,707       106,074
Lattice Semiconductor Corp.+                   3,580       104,491
Agile Software Corp.+                          1,371       103,339
CacheFlow Inc.+                                  953       102,924
GlobeSpan Inc.+                                1,315       101,173
Internet Security Systems Inc.+                1,127        99,458
Novell Inc.+                                  11,047        99,423
TriQuint Semiconductor Inc.+                   2,582        98,923
Powerwave Technologies Inc.+                   2,046        98,464
Informatica Corp.+                             1,029        97,240
Compuware Corp.+                              12,235        96,351
Sapient Corp.+                                 2,565        91,218
Network Associates Inc.+                       4,657        89,647
Amphenol Corp. "A"+                            1,394        89,564
Manugistics Group Inc.+                          784        89,327
Nuance Communications Inc.+                    1,021        88,061
Advanced Fibre Communications Inc.+            2,698        87,854
E.piphany Inc.+                                  969        87,331
International Rectifier Corp.+                 1,911        85,278
Synopsys Inc.+                                 2,405        83,874
Vitria Technology Inc.+                        3,066        82,399
Wind River Systems Inc.+                       2,002        82,207
KEMET Corp.+                                   2,939        81,925
Lam Research Corp.+                            4,178        80,949
Cirrus Logic Inc.+                             1,815        78,272
Netegrity Inc.+                                  971        75,738
Quantum DLT & Storage Group+                   5,044        75,660
Dallas Semiconductor Corp.                     1,908        75,605
RSA Security Inc.+                             1,269        73,602
Spectrasite Holdings Inc.+                     3,713        73,332
Symantec Corp.+                                1,861        72,695
RealNetworks Inc.+                             3,444        70,979
Kana Communications Inc.+                      2,974        69,889
Elantec Semiconductor Inc.+                      625        69,531
Harris Corp.                                   2,114        66,987
Andrew Corp.+                                  2,545        66,965
Semtech Corp.+                                 2,070        66,758
MRV Communications Inc.+                       1,685        66,557
Red Hat Inc.+                                  5,300        66,250
Viasystems Group Inc.+                         4,543        64,454
Retek Inc.+                                    1,597        62,982
Silicon Storage Technology Inc.+               2,629        59,810
Internap Network Services Corp.+               3,715        59,440
Amkor Technology Inc.+                         2,645        58,686
Sybase Inc.+                                   2,792        58,458
Fairchild Semiconductor Corp. "A"+             2,763        58,196
ON Semiconductor Corp.+                        5,752        57,880
Loral Space & Communications Ltd.+             9,945        56,562
Exar Corp.+                                    1,258        56,217
Cerner Corp.+                                    899        55,682
Infonet Services Corp. "B"+                    8,542        55,523
Advent Software Inc.+                            928        55,506
Alpha Industries Inc.+                         1,336        53,273
Plantronics Inc.+                              1,167        53,244
DMC Stratex Networks Inc.+                     2,285        52,841
Adaptec Inc.+                                  3,332        52,687
Infocus Corp.+                                 1,185        52,362
Natural Microsystems Corp.+                    1,154        52,146
Proxim Inc.+                                     843        51,107
Jack Henry & Associates Inc.                     922        50,710
Documentum Inc.+                                 595        50,575
SBA Communications Corp.+                        991        49,674
Cobalt Networks Inc.+                            888        48,951
Edwards (J.D.) & Co.+                          1,827        47,274
Terayon Communications Systems Inc.+           2,091        46,786
AudioCodes Ltd.+                               1,174        46,446
Inet Technologies Inc.+                        1,129        46,289
Oak Technology Inc.+                           1,638        45,966
Iomega Corp.+                                  9,078        44,573
Silicon Laboratories Inc.+                     1,583        44,423
Actuate Software Corp.+                        1,569        44,226
Entrust Technologies Inc.+                     1,427        43,791
Universal Access Inc.+                         2,976        43,524
Quest Software Inc.+                             972        42,464

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         Page 57
iShares Dow Jones U.S. Technology Sector Index Fund
Schedule Of Investments (continued)
October 31, 2000 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------
Centillium Communications Inc.+                1,101  $     41,821
Matrixone Inc.+                                1,403        41,652
Black Box Corp.+                                 627        41,304
Informix Corp.+                                9,524        40,477
Efficient Networks Inc.+                         964        40,443
Software Technologies Corp.+                   2,316        39,372
Autodesk Inc.                                  1,743        38,455
Emcore Corp.+                                    916        37,556
Mentor Graphics Corp.+                         1,601        37,523
Silicon Valley Group Inc.+                     1,138        37,483
Zebra Technologies Corp. "A"+                    814        35,663
NetIQ Corp.+                                     402        34,622
Clarent Corp.+                                 1,096        34,045
Cable Design Technologies Corp.+               1,453        33,510
Aspen Technology Inc.+                           811        33,504
Storage Technology Corp.+                      3,392        33,072
Virata Corp.+                                  1,667        32,298
Quantum Hard Disk Drive Group+                 2,817        32,219
Selectica Inc.+                                1,204        31,756
Siliconix Inc.+                                  733        31,702
SERENA Software Inc.+                            621        31,593
Echelon Corp.+                                   984        31,242
Ditech Communications Corp.+                     902        31,063
FileNET Corp.+                                 1,149        30,448
Kopin Corp.+                                   2,116        29,888
Concurrent Computer Corp.+                     1,689        29,769
Caliper Technologies Corp.+                      526        29,653
Liberate Technologies Inc.+                    1,546        29,471
Actel Corp.+                                     801        29,337
C-Cube Microsystems Inc.+                      1,495        29,152
Western Digital Corp.+                         4,811        28,866
Aspect Communications Corp.+                   1,729        28,501
Intranet Solutions Inc.+                         609        28,318
Netro Corp.+                                   1,291        28,160
Credence Systems Corp.+                        1,500        28,125
Harmonic Inc.+                                 1,922        27,869
OpenTV Corp.+                                  1,004        26,983
Silicon Graphics Inc.+                         5,927        26,672
VA Linux Systems Inc.+                           911        26,647
Electronics For Imaging Inc.+                  1,688        26,164
SonicWALL Inc.+                                1,738        25,961
Legato Systems Inc.+                           2,903        25,855
Verity Inc.+                                   1,094        25,709
Pinnacle Holdings Inc.+                        1,619        25,499
Next Level Communications Inc.+                  539        25,232
Varian Semiconductor Equipment
  Associates Inc.+                             1,073        24,679
Computer Network Technology Corp.+               805        24,464
Benchmark Electronics Inc.+                      605        24,351
NorthPoint Communications Group Inc.+          3,478        23,477
Intertrust Technologies Corp.+                 2,334        23,340
Zoran Corp.+                                     462        23,158
S3 Inc.+                                       2,507        22,641
WebTrends Corp.+                                 699        22,466
Kulicke & Soffa Industries Inc.+               1,527        22,428
ANADIGICS Inc.+                                1,000        22,375
Advanced Digital Information Corp.+            1,718        22,334
ADTRAN Inc.+                                     585        22,230
S1 Corp.+                                      1,839        22,183
Keane Inc.+                                    1,700        22,100
DSP Group Inc.+                                  777        22,047
Avant! Corp.+                                  1,305        21,940
AXT Inc.+                                        569        21,906
LTX Corp.+                                     1,519        21,266
Excalibur Technologies Corp.+                    359        21,136
Williams Communications Group Inc.+            1,143        20,931
Aware Inc.+                                      672        20,790
ESS Technology Inc.+                           1,328        20,584
WatchGuard Technologies Inc.+                    407        20,350
Photronics Inc.+                                 897        20,239
F5 Networks Inc.+                                651        20,181
Adaptive Broadband Corp.+                      1,254        20,142
Microstrategy Inc.+                              823        19,701
UTStarcom, Inc.+                                 985        19,700
Copper Mountain Networks Inc.+                 1,690        19,329
Maxtor Corp.+                                  2,419        18,898
AXENT Technologies Inc.+                         969        18,593
HNC Software Inc.+                               915        18,586
Mercury Computer Systems Inc.+                   587        18,197
Digital Lightware Inc.+                          355        17,994
Puma Technology Inc.+                          1,321        17,916
Wave Systems Corp. "A"+                        1,548        17,899
HI/FN Inc.+                                      287        17,722
PRI Automation Inc.+                             780        17,648
C-COR Electronics Inc.+                        1,123        17,547
Trimble Navigation Ltd.+                         729        17,314
PanAmSat Corp.+                                  502        16,817
Silicon Image Inc.+                            1,412        16,591
Remedy Corp.+                                    966        16,543
ATMI, Inc.+                                      873        16,478
New Era of Networks Inc.+                      1,050        16,341
Asyst Technologies Inc.+                       1,080        16,200

--------------------------------------------------------------------------------
  Page 58                                                                iShares
iShares Dow Jones U.S. Technology Sector Index Fund
Schedule Of Investments (continued)
October 31, 2000 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------
Tut Systems Inc.+                                486  $     16,160
DuPont Photomasks Inc.+                          287        16,108
Systems & Computer Technology Corp.+           1,102        15,910
M-Systems Flash Disk Pioneers Ltd.+              636        15,820
Ultratech Stepper Inc.+                          672        15,792
Alliance Semiconductor Corp.+                    789        15,780
Glenayre Technologies Inc.+                    1,912        15,774
Hutchinson Technology Inc.+                      717        15,729
Read-Rite Corp.+                               2,065        15,358
Packeteer Inc.+                                  617        15,348
Hyperion Solutions Corp.+                      1,088        15,232
PLX Technology Inc.+                             619        14,856
Transaction Systems Architects Inc. "A"+       1,099        14,837
Allen Telecom Inc.+                              777        14,520
RadiSys Corp.+                                   534        14,151
Brooks Automation Inc.+                          500        13,250
International Fibercom Inc.+                   1,025        13,197
Inprise Corp.+                                 2,047        13,050
P-Com Inc.+                                    2,316        13,028
ANTEC Corp.+                                   1,040        12,675
Broadbase Software Inc.+                       1,163        12,502
ZixIt Corp.+                                     508        12,414
Tumbleweed Communications Corp.+                 723        12,381
Power Integrations Inc.+                         905        12,161
SilverStream Software Inc.+                      522        11,745
Osicom Technologies Inc.+                        365        11,680
Standard Microsystems Corp.+                     483        11,592
Integrated Silicon Solution Inc.+                862        11,529
Xircom Inc.+                                     797        11,258
Micros Systems Inc.+                             570        11,257
JDA Software Group Inc.+                         715        10,770
Sanchez Computer Associates Inc.+                662        10,633
Structural Dynamics Research Corp.+            1,023        10,550
InterVoice Inc.+                               1,046        10,231
Micron Electronics Inc.+                       1,275        10,080
Intergraph Corp.+                              1,607        10,044
Extended Systems Inc.+                           249         9,711
Allscripts Inc.+                                 806         9,672
Symmetricom Inc.+                                758         9,665
Metasolv Software Inc.+                          777         9,664
PC-Tel Inc.+                                     552         9,522
Project Software & Development Inc.+             731         9,503
Auspex Systems Inc.+                             932         9,436
Cohu Inc.                                        593         9,377
Electroglas Inc.+                                657         9,239
IMRglobal Corp.+                               1,067         8,803
Inter-Tel Inc.                                   693         8,013
StarBase Corp.+                                1,549         7,890
Westell Technologies Inc.+                     1,385         7,618
Picturetel Corp.+                              1,184         7,530
General Magic Inc.+                            1,851         7,462
SpeedFam-IPEC Inc.+                              773         7,344
World Access Inc.+                             1,466         7,147
FSI International Inc.+                          757         7,050
MetaCreations Corp.+                             701         7,010
BackWeb Technologies Ltd.+                       771         6,891
Network Equipment Technologies Inc.+             706         6,707
Allaire Corp.+                                   912         6,669
Neotopia Inc.+                                   577         6,275
Brooktrout Technology Inc.+                      410         5,919
InfoCure Corp.+                                1,135         5,781
ePresence Inc.+                                  812         5,735
3Dfx Interactive Inc.+                         1,280         5,440
Open Market Inc.+                              1,615         5,350
Clarus Corp.+                                    514         5,140
EMS Technologies Inc.+                           323         5,128
Vertel Corp.+                                    913         4,850
Mercator Software Inc.+                        1,022         4,663
Rhythms Netconnections Inc.+                   2,050         4,484
Carrier Access Corp.+                            352         4,400
Concord Communications Inc.+                     548         4,247
Accrue Software Inc.+                            856         3,959
CyberSource Corp.+                               637         3,503
Geoworks Corp.+                                  634         3,111
NetSpeak Corp.+                                  403         3,073
Be Inc.+                                         995         3,047
Magic Software Enterprises Ltd.+                 517         3,005
NEON Communications Inc.+                        241         2,907
Epicor Software Corp.+                         1,416         2,788
Elcom International Inc.+                        785         2,747
Net Perceptions Inc.+                            676         2,239
Marimba Inc.+                                    361         2,143
InterWorld Corp.+                                841         1,840
Exchange Applications Inc.+                      571         1,829
------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $124,730,214)                                   117,368,980
------------------------------------------------------------------

--------------------------------------------------------------------------------
iShares Schedules Of Investments                                         Page 59
iShares Dow Jones U.S. Technology Sector Index Fund
Schedule Of Investments (continued)
October 31, 2000 (Unaudited)

Security                                   Principal         Value
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 5.50%
------------------------------------------------------------------
Freddie Mac Discount Note
  6.40%, 11/21/00++                       $  964,065  $    964,065
Goldman Sachs Financial Square Prime
  Obligation Fund++                        1,624,397     1,624,397
Providian Temp Cash Money Market Fund++    1,184,058     1,184,058
Short Term Investment Company Liquid
  Assets Portfolio++                       2,680,313     2,680,313
------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $6,452,833)                                       6,452,833
------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.03%
------------------------------------------------------------------
Investors Bank & Trust Tri Party Repurchase
  Agreement, dated 10/31/00, due
  11/01/00, with a maturity value of
  $38,363 and an effective yield of 5.65%.    38,357        38,357
------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $38,357)                                             38,357
------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 105.54%
(Cost: $131,221,404)                                   123,860,170
------------------------------------------------------------------
Other Assets, Less Liabilities -- (5.54%)               (6,505,796)
------------------------------------------------------------------
NET ASSETS -- 100.00%                                 $117,354,374
==================================================================

  +   Non-income earning securities.
 ++ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.
--------------------------------------------------------------------------------
  Page 60                                                                iShares
iShares Dow Jones U.S. Telecommunications Sector Index Fund
Schedule of Investments
October 31, 2000 (Unaudited)

Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS - 100.02%
-----------------------------------------------------------------
SBC Communications Inc.                      130,094  $ 7,504,798
Verizon Communications                       104,114    6,019,091
AT&T Corp.                                   148,829    3,450,972
BellSouth Corp.                               68,220    3,295,879
WorldCom Inc.+                               115,083    2,733,221
Qwest Communications International Inc.+      50,523    2,456,681
Alltel Corp.                                  20,611    1,328,121
CenturyTel Inc.                               25,892      996,842
United States Cellular Corp.+                 14,293      914,752
Telephone & Data Systems Inc.                  8,610      908,355
Sprint Corp. (FON Group)                      32,122      819,111
Sprint Corp. (PCS Group)+                     20,264      772,565
Nextel Communications Inc. "A"+               19,522      750,377
Citizen Communications Co.+                   50,362      730,249
Broadwing Inc.+                               17,725      500,731
Voicestream Wireless Corp.+                    3,622      476,293
Western Wireless Corp. "A"+                    9,694      460,465
XO Communications Inc. "A"+                   12,053      406,600
Rural Cellular Corp. "A"+                      6,042      324,758
McLeodUSA Inc. "A"+                           15,776      303,688
Time Warner Telecom Inc. "A"+                  4,500      268,313
AT&T Wireless Group+                          10,300      256,856
Powertel Inc.+                                 2,758      240,636
Metromedia Fiber Network Inc.+                10,755      204,345
Wireless Facilities Inc.+                      3,500      175,000
Allegiance Telecom Inc.+                       5,205      163,632
IDT Corp.+                                     4,140      148,005
Focal Communications Corp.+                    9,543      138,373
US LEC Corp. "A"+                             22,670      136,020
Aether Systems Inc.+                           1,500      120,937
AirGate PCS Inc.+                              2,800      108,850
WebLink Wireless Inc.+                        13,612      108,045
RCN Corp.+                                     6,015      106,766
PTEK Holdings Inc.+                           52,230      106,092
Talk.com Inc.+                                33,667      104,157
Intermedia Communications Inc.+                4,643      102,726
ITC DeltaCom Inc.+                            12,482      101,026
Motient Corp.+                                 8,027       97,327
Winstar Communications Inc.+                   4,922       95,979
ITXC Corp.+                                    8,675       91,630
Arch Wireless Inc.+                           28,066       84,198
Network Plus Corp.+                           10,174       80,120
TeleCorp PCS Inc.+                             4,264       79,950
InterDigital Communications Corp.+             5,868       64,181
Allied Riser Communications Corp.+            18,575       59,208

                                           Shares or
Security                                   Principal        Value
-----------------------------------------------------------------
Advanced Radio Telecom Corp.+                 13,459  $    52,995
Covad Communications Group Inc.+               9,592       50,658
e.spire Communications Inc.+                  18,368       50,512
Teligent Inc. "A"+                             6,320       47,993
Global Telesystems Group Inc.                 17,591       47,276
Metricom Inc.+                                 2,617       46,452
Primus Telecommunications Group Inc.+          9,083       45,983
Adelphia Business Solutions Inc.+              6,929       43,306
Leap Wireless International Inc.+                850       42,288
Viatel Inc.+                                   4,228       40,695
Mpower Communications Corp.+                   5,493       35,705
ICG Communications Inc.+                      15,016        6,569
-----------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $40,296,314)                                    38,906,353
-----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 8.28%
-----------------------------------------------------------------
Freddie Mac Discount Note
  6.40%, 11/21/00++                       $  481,527      481,527
Goldman Sachs Financial Square Prime
  Obligation Fund++                        1,350,345    1,350,345
Providian Temp Cash Money Market Fund++ 591,464 591,464 Short Term Investment Company Liquid
  Assets Portfolio++                         800,000      800,000
-----------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $3,223,336)                                      3,223,336
-----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.04%
-----------------------------------------------------------------
Investors Bank & Trust Tri Party Repurchase
   Agreement, dated 10/31/00, due 11/01/00,
   with a maturity value of $14,365 and an
   effective yield of 5.65%.                  14,362       14,362
-----------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $14,362)                                            14,362
-----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 108.34%
(Cost: $43,534,012)                                    42,144,051
-----------------------------------------------------------------
Other Assets, Less Liabilities -- (8.34%)              (3,244,351)
-----------------------------------------------------------------
NET ASSETS -- 100.00%                                 $38,899,700
=================================================================

+   Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 61
iShares Dow Jones U.S. Utilities Sector Index Fund
Schedule of Investments
October 31, 2000 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS - 99.86%
--------------------------------------------------------------
Enron Corp.                                77,271  $ 6,341,051
Duke Energy Corp.                          38,490    3,326,979
AES Corp.+                                 39,049    2,206,268
Exelon Corp.                               33,840    2,034,630
Southern Co.                               67,815    1,992,066
Dominion Resources Inc.                    24,866    1,481,081
American Electric Power Inc.               33,648    1,396,392
Calpine Corp.+                             14,405    1,137,095
FPL Group Inc.                             16,825    1,110,450
PG&E Corp.                                 40,335    1,086,524
Reliant Energy Inc.                        26,251    1,084,494
TXU Corporation                            27,580    1,022,184
Public Service Enterprise Group Inc.       22,418      930,347
Entergy Corp.                              23,820      912,604
Xcel Energy Inc.                           35,310      902,612
Edison International                       34,075      813,541
Consolidated Edison Inc.                   22,189      780,775
CP&L Energy Inc.                           16,721      674,065
Constellation Energy Group Inc.            15,651      652,451
Dynegy Inc.                                13,677      633,416
PP&L Resources Inc.                        15,132      623,249
FirstEnergy Corp.                          23,872      617,688
Columbia Energy Group                       8,352      600,822
Ameren Corp.                               14,375      571,406
Florida Progress Corp.                     10,301      547,884
DTE Energy Co.                             14,901      538,299
Cinergy Corp.                              16,647      509,814
KeySpan Corp.                              14,067      494,983
Allegheny Energy Inc.                      11,533      472,132
Sempra Energy                              21,399      442,692
GPU Inc.                                   12,833      424,291
Pinnacle West Capital Corp.                 8,845      384,205
DPL Inc.                                   13,516      383,517
TECO Energy Inc.                           13,108      365,386
LG&E Energy Corp.                          13,589      333,780
NiSource Inc.                              12,705      316,831
Northeast Utilities                        15,519      316,200
Montana Power Co.                          11,033      311,682
CMS Energy Corp.                           11,462      309,474
SCANA Corp.                                10,939      289,883
Potomac Electric Power Co.                 11,844      270,932
Niagara Mohawk Holdings Inc.+              16,752      268,032
Energy East Corp.                          12,886      260,136
Utilicorp United Inc.                       9,670      256,859
American Water Works Inc.                  10,282      250,624
Alliant Energy Corp.                        8,247      249,987
Wisconsin Energy Corp.                     12,725      239,389
MCN Energy Group Inc.                       9,416      231,869
National Fuel Gas Co.                       4,105      220,131

                                          Shares or
Security                                  Principal        Value
----------------------------------------------------------------
Puget Sound Energy Inc.                      8,910   $   218,852
DQE Inc.                                     6,182       215,984
Questar Corp.                                7,764       210,113
IPALCO Enterprises Inc.                      9,009       202,139
Equitable Resources Inc.                     3,406       197,548
IDACorp Inc.                                 3,941       194,341
Eastern Enterprises                          2,830       182,181
NICOR Inc.                                   4,805       169,677
OGE Energy Corp.                             8,127       167,111
ALLETE                                       7,750       167,109
Conectiv Inc.                                8,892       159,500
Western Resources Inc.                       7,239       154,734
Kansas City Power & Light Co.                6,134       147,599
Sierra Pacific Resources Corp.               7,683       132,052
Peoples Energy Corp.                         3,699       127,153
AGL Resources Inc.                           5,667       115,465
Cleco Corp.                                  2,353       111,915
Hawaiian Electric Industries Inc.            3,374       111,131
Avista Corp.                                 4,934       110,707
RGS Energy Group Inc.                        3,675       108,412
Public Service Company of New Mexico         3,930       108,321
Piedmont Natural Gas Co.                     3,309       100,924
ONEOK Inc.                                   2,460        97,478
El Paso Electric Co.+                        5,713        68,499
E-Town Corp.                                   922        62,120
Northwest Natural Gas Co.                    2,636        61,781
UniSource Energy Corp.                       3,386        50,578
NUI Corp.                                    1,353        42,197
Azurix Corp.+                                3,871        24,194
----------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $40,925,249)                                   45,441,017
----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.05%
----------------------------------------------------------------
Investors Bank & Trust Tri Party Repurchase
  Agreement, dated 10/31/00, due 11/01/00,
  with a maturity value of $19,710 and an
  effective yield of 5.65%.                $19,707        19,707
----------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $19,707)                                           19,707
----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 99.91%
(Cost: $40,944,956)                                   45,460,724
----------------------------------------------------------------
Other Assets, Less Liabilities -- 0.09%                   43,063
----------------------------------------------------------------
NET ASSETS -- 100.00%                                $45,503,787
================================================================

+   Non-income earning securities.

See notes to financial statements.
--------------------------------------------------------------------------------
  page 62                                                                iShares
iShares Dow Jones U.S. Chemicals Index Fund
Schedule of Investments
October 31, 2000 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS - 99.99%
--------------------------------------------------------------
Du Pont (E.I.) de Nemours                  85,791  $ 3,892,767
Dow Chemical Co.                           87,448    2,678,095
Air Products & Chemicals Inc.              29,505    1,100,906
Union Carbide Corp.                        18,970      815,710
Avery Dennison Corp.                       15,512      783,356
Praxair Inc.                               20,956      780,611
Ecolab Inc.                                16,408      642,988
Rohm & Haas Co. "A"                        20,757      624,007
Eastman Chemical Co.                       12,859      551,330
Engelhard Corp.                            24,098      503,046
Sigma-Aldrich Corp.                        12,765      456,349
Hercules Inc.                              19,002      347,974
Lubrizol Corp.                             15,842      343,573
Great Lakes Chemical Corp.                  9,945      331,914
RPM Inc.                                   32,709      292,337
IMC Global Inc.                            21,767      281,611
Cytec Industries Inc.+                      7,830      271,114
Solutia Inc.                               21,185      270,109
OM Group Inc.                               5,715      264,319
Millennium Chemicals Inc.                  16,309      262,983
Cabot Corp.                                11,178      245,916
Olin Corp.                                 11,175      198,356
Ferro Corp.                                 9,566      196,103
Crompton Corp.                             23,311      186,488
MacDermid Inc.                              6,359      136,718
Cabot Microelectronics Corp.+               3,029      133,844
Fuller (H. B.) Co.                          3,592      121,454
Lilly Industries Inc. "B"                   3,761      112,830
Wellman Inc.                                6,975      104,625
WD-40 Company                               4,475       97,891
Schulman (A.) Inc.                          8,528       93,275
Georgia Gulf Corp.                          6,096       81,534
Grace (W.R.) & Company+                    12,285       46,836
Calgon Carbon Corp.                         6,318       37,118
--------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $18,217,839)                                 17,288,087
--------------------------------------------------------------

Security                                   Principal        Value
------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.03%
------------------------------------------------------------------
Investors Bank & Trust Tri Party Repurchase
  Agreement, dated 10/31/00, due 11/01/00,
  with a maturity value of $6,002 and an
  effective yield of 5.65%.                 $ 6,001   $     6,001
-----------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $6,001)                                              6,001
-----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 100.02%
(Cost: $18,223,840)                                    17,294,088
-----------------------------------------------------------------
Other Assets, Less Liabilities -- (0.02%)                  (3,513)
-----------------------------------------------------------------
NET ASSETS -- 100.00%                                 $17,290,575
=================================================================

+   Non-income earning securities.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 63
iShares Dow Jones U.S. Financial Services Index Fund
Schedule of Investments
October 31, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS - 99.94%
---------------------------------------------------------------
Citigroup Inc.                             176,420  $ 9,284,102
Morgan Stanley Dean Witter & Co.            44,389    3,564,992
Wells Fargo & Company                       67,107    3,107,893
Bank of America Corp.                       64,429    3,096,619
Fannie Mae                                  39,986    3,078,922
American Express Co.                        46,288    2,777,280
Chase Manhattan Corp.                       51,095    2,324,822
Merrill Lynch & Co. Inc.                    28,285    1,979,950
Bank of New York Co. Inc.                   28,925    1,664,995
Bank One Corp.                              45,322    1,654,253
Freddie Mac                                 27,325    1,639,500
Schwab (Charles) Corp.                      42,088    1,478,341
Marsh & McLennan Companies Inc.             10,636    1,390,657
FleetBoston Financial Corp.                 35,393    1,344,934
First Union Corp.                           38,627    1,170,881
MBNA Corp.                                  29,304    1,100,732
Associates First Capital Corp.              28,569    1,060,624
Morgan (J.P.) & Co. Inc.                     6,239    1,032,555
Household International Inc.                18,553      933,448
Washington Mutual Inc.                      21,134      929,896
Mellon Financial Corp.                      19,140      923,505
AXA Financial Inc.                          16,949      916,305
Fifth Third Bancorp                         17,120      879,540
American General Corp.                       9,901      797,030
State Street Corp.                           6,325      788,981
PNC Bank Corp.                              11,360      759,700
Firstar Corp.                               37,578      739,817
US Bancorp Inc.                             29,248      707,436
Northern Trust Corp.                         8,163      696,916
Lehman Brothers Holdings Inc.                9,520      614,040
Providian Financial Corp.                    5,595      581,880
Goldman Sachs Group Inc. (The)               5,692      568,133
BB&T Corp.                                  15,713      500,852
SunTrust Banks Inc.                         10,073      491,688
Capital One Financial Corp.                  7,679      484,737
National City Corp.                         20,596      440,240
Wachovia Corp.                               7,970      430,380
KeyCorp                                     16,882      416,774
Stilwell Financial Inc.                      8,805      394,574
Hancock (John) Financial Services Inc.+     12,352      390,632
Comerica Inc.                                6,127      369,535
USA Education Inc.                           6,079      339,664
Franklin Resources Inc.                      7,109      304,550
Paine Webber Group Inc.                      4,025      286,781
Golden West Financial Corp.                  4,658      261,139
Summit Bancorp                               6,920      259,500
Bear Stearns Companies Inc.                  4,215      255,534
Price (T. Rowe) Associates                   4,730      221,423
AmSouth Bancorp                             15,437      215,153
SouthTrust Corp.                             6,594      213,481
Regions Financial Corp.                      8,560      201,695
Charter One Financial Inc.                   8,264      189,556
Zions Bancorp                                3,241      186,155
Synovus Financial Corp.                      8,517      183,648
Union Planters Corp.                         5,277      178,429
National Commerce Bancorp                    7,936      168,640
Countrywide Credit Industries Inc.           4,454      166,747
Edwards (A.G.) Inc.                          3,234      164,125
M&T Bank Corp.                               3,205      160,891
Marshall & Ilsley Corp.                      3,410      154,516
Old Kent Financial Corp.                     5,373      148,765
Knight Trading Group Inc.+                   4,817      144,209
North Fork Bancorp                           6,843      138,143
CIT Group Inc. (The)                         7,546      131,583
Huntington Bancshares Inc.                   9,002      129,404
TCF Financial Corp.                          3,155      127,580
E*trade Group Inc.+                          8,719      126,970
Donaldson, Lufkin & Jenrette Inc.            1,402      125,917
SEI Investment Co.                           1,331      120,788
First Tennessee National Corp.               5,108      117,484
Dime Bancorp Inc.                            4,762      116,371
Legg Mason Inc.                              2,170      112,704
Mercantile Bankshares Corp.                  2,765      104,033
Federated Investors Inc. "B"                 3,540      103,103
Greenpoint Financial Corp.                   3,448      102,578
Bisys Group Inc.+                            2,174      102,450
Silicon Valley Bancshares+                   1,905       88,106
Compass Bancshares Inc.                      4,764       86,645
Hudson City Bancorp Inc.                     4,527       82,335
AmeriCredit Corp.+                           2,977       80,007
FirstMerit Corp.                             3,470       79,159
Metris Companies Inc.                        2,388       77,312
First Virginia Banks Inc.                    1,808       74,806
Hibernia Corp. "A"                           6,256       74,681
Astoria Financial Corp.                      1,990       74,625
Sovereign Bancorp Inc.                       8,887       73,873
Commerce Bancorp Inc.                        1,199       72,614
Commerce Bancshares Inc.                     2,009       72,198
Bank United Corp. "A"                        1,270       71,993
Investors Financial Services Corp.             953       68,318

--------------------------------------------------------------------------------
  page 64                                                               iShares
iShares Dow Jones U.S. Financial Services Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

Security                                                     Shares        Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------------------------
Wilmington Trust Corp.                                       21,267  $    66,676
Cullen/Frost Bankers Inc.                                     1,889       62,927
Old National Bancorp                                          2,094       61,773
Allied Capital Corp.                                          2,977       61,401
Ameritrade Holding Corp. "A"+                                 4,152       60,723
Centura Banks Inc.                                            1,562       60,039
Golden State Bancorp Inc.                                     2,292       59,879
Associated Bancorp                                            2,446       58,857
Eaton Vance Corp.                                             1,156       57,583
Raymond James Financial Corp.                                 1,659       56,095
City National Corp.                                           1,591       54,691
Roslyn Bancorp Inc.                                           2,414       52,354
Waddell & Reed Financial Inc. "A"                             1,640       52,275
Westamerica Bancorp                                           1,438       51,678
Webster Financial Corp.                                       2,091       50,968
UnionBanCal Corporation                                       2,221       46,641
Affiliated Managers Group Inc.+                                 763       45,875
Washington Federal Inc.                                       2,049       45,718
Greater Bay Bancorp                                           1,398       45,522
Hudson United Bancorp                                         1,897       42,445
Downey Financial Corp.                                          879       41,972
Citizens Banking Corp.                                        1,725       41,077
Trustmark Corp.                                               2,132       40,508
Pacific Century Financial Corp.                               3,138       39,813
Imperial Bancorp+                                             1,607       39,070
Commercial Federal Corp.                                      2,220       38,850
Colonial BancGroup Inc.                                       4,361       38,431
Southwest Bancorp of Texas Inc.+                              1,034       37,741
Provident Financial Group Inc.                                1,227       37,117
First Midwest Bancorp Inc.                                    1,408       35,288
Independence Community Bank Corp.                             2,382       34,986
Community First Bankshares Inc.                               1,984       30,752
Doral Financial Corp.                                         1,659       29,655
Phoenix Investment Partners Ltd.                              1,762       27,531
Chittenden Corp.                                              1,019       27,067
Staten Island Bancorp Inc.                                    1,307       25,241
Richmond County Financial Corp.                               1,045       24,558
Jeffries Group Inc.                                             896       24,416
BancWest Corporation                                          1,127       23,033
National Discounts Brokers Group Inc.+                          452       22,007
American Capital Strategies Ltd.                                966       21,312
MAF Bancorp Inc.                                                862       20,688
People's Bank                                                 1,003       20,311

                                                           Shares or
Security                                                   Principal       Value
--------------------------------------------------------------------------------
AMCORE Financial Inc.                                         1,019   $   19,998
Provident Bankshares Corp.                                    1,051       19,903
Queens County Bancorp Inc.                                      701       19,628
CompuCredit Corp.+                                              629       19,420
Sterling Bancshares Inc.                                      1,025       17,617
Southwest Securities Group Inc.                                 622       17,572
South Financial Group Inc. (The)                              1,716       17,482
FirstFed Financial Corp.+                                       666       16,983
Texas Regional Bancshares "A"                                   523       15,625
East West Bancorp Inc.                                          753       14,260
NextCard Inc.+                                                1,857       14,160
Anchor Bancorp Wisconsin Inc.                                   902       13,925
Republic Bancorp Inc.                                         1,432       13,604
UCBH Holdings Inc.                                              367       13,350
GBC Bancorp                                                     418       13,324
Republic Security Financial Corp.                             1,857       12,593
First Sentinel Bancorp Inc.                                   1,302       12,084
Harbor Florida Bancshares Inc.                                  986       12,079
Bay View Capital Corp.                                        1,204        9,782
Haven Bancorp Inc.                                              327        9,360
Net.B@nk Inc.+                                                1,077        9,356
PFF Bancorp Inc.                                                483        8,936
OceanFirst Financial Corp.                                      415        8,689
Medallion Financial Corp.                                       564        8,672
Ocwen Financial Corp.+                                        1,465        8,607
Dime Community Bancshares                                       362        8,032
Pacific Northwest Bancorp                                       594        7,945
BSB Bancorp Inc.                                                413        5,988
Finova Group Inc.                                             2,236        5,730
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $58,903,190)                                                   66,838,720
--------------------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 0.73%
--------------------------------------------------------------------------------
Freddie Mac Discount Note
  6.40%, 11/21/00++                                        $ 72,974       72,974
Goldman Sachs Financial Square Prime
  Obligation Fund++                                          81,422       81,422
Providian Temp Cash Money Market Fund++                      89,635       89,635
Short Term Investment Company Liquid
  Assets Portfolio++                                        244,459      244,459
--------------------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $488,490)                                                         488,490
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 65
iShares Dow Jones U.S. Financial Services Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

Security                                  Principal        Value
----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.05%
----------------------------------------------------------------
Investors Bank & Trust Tri Party Repurchase
  Agreement, dated 10/31/00, due 11/01/00,
  with a maturity value of $33,951 and
  an effective yield of 5.65%.            $ 33,945   $    33,945
----------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $33,945)                                           33,945
----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 100.72%
(Cost: $59,425,625)                                   67,361,155
----------------------------------------------------------------
Other Assets, Less Liabilities -- (0.72%)               (478,980)
----------------------------------------------------------------
NET ASSETS -- 100.00%                                $66,882,175
================================================================

+   Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 66                                                                iShares
iShares Dow Jones U.S. Internet Index Fund
Schedule of Investments
October 31, 2000 (Unaudited)

Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS - 100.02%
-----------------------------------------------------------------
America Online Inc.+                         123,009  $ 6,203,344
BEA Systems Inc.+                             69,858    5,012,312
Ariba Inc.+                                   37,410    4,727,689
VeriSign Inc.+                                33,331    4,399,692
Yahoo! Inc.+                                  62,591    3,669,397
Check Point Software Technologies Ltd.+       22,035    3,489,793
i2 Technologies Inc.+                         18,723    3,182,910
Exodus Communications Inc.+                   77,694    2,607,605
Commerce One Inc.+                            34,102    2,188,922
Amazon.com Inc.+                              44,183    1,618,202
eBay Inc.+                                    27,890    1,436,335
Vignette Corp.+                               43,195    1,287,751
Inktomi Corp.+                                20,094    1,274,713
BroadVision Inc.+                             36,249    1,078,408
InfoSpace.com Inc.+                           37,166      747,966
TIBCO Software Inc.+                          10,820      681,660
CMGI Inc.+                                    39,911      673,498
Portal Software Inc.+                         18,087      636,436
WebMD Corp.+                                  55,491      631,210
E*trade Group Inc.+                           41,322      601,752
Akamai Technologies Inc.+                     11,008      561,408
Internet Capital Group LLC+                   38,481      509,873
At Home Corp. "A"+                            49,263      508,025
CheckFree Corp.+                               9,117      453,571
CNET Networks Inc.+                           13,287      418,541
RealNetworks Inc.+                            19,118      394,010
DoubleClick Inc.+                             22,879      371,784
VerticalNet Inc.+                             10,923      304,649
Ameritrade Holding Corp. "A"+                 19,725      288,477
FreeMarkets Inc.+                              5,090      251,637
PSINET Inc.+                                  29,422      195,840
Homestore.com Inc.+                            5,479      186,286
Digital Island Inc.+                          12,474      157,484
Covad Communications Group Inc.+              28,869      152,464
EarthLink Inc.+                               22,792      148,860
Ticketmaster Online-CitySearch Inc. "B"+       6,337      101,392
Priceline.com Inc.+                           13,397       77,033
Webvan Group Inc.+                            70,862       69,755
eToys Inc.+                                   18,299       68,621
MP3.com Inc.+                                  4,998       17,649
-----------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $61,008,471)                                    51,386,954
-----------------------------------------------------------------


SHORT TERM INSTRUMENTS - 10.68%
-----------------------------------------------------------------
Freddie Mac Discount Note
  6.40%, 11/21/00++                       $2,000,000  $ 2,000,000
Goldman Sachs Financial Square Prime
  Obligation Fund++                        2,079,991    2,079,991
Providian Temp Cash Money Market Fund++ 1,006,794 1,006,794 Short Term Investment Company Liquid
  Assets Portfolio++                         400,000      400,000
-----------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $5,486,785)                                      5,486,785
-----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.05%
-----------------------------------------------------------------
Investors Bank & Trust Tri Party Repurchase
  Agreement, dated 10/31/00, due 11/01/00,
  with a maturity value of $28,137 and an
  effective yield of 5.65%.                   28,133       28,133
-----------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $28,133)                                            28,133
-----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 110.75%
(Cost: $66,523,389)                                    56,901,872
-----------------------------------------------------------------
Other Assets, Less Liabilities -- (10.75%)             (5,523,318)
-----------------------------------------------------------------
NET ASSETS -- 100.00%                                 $51,378,554
=================================================================

+    Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 67
iShares Dow Jones U.S. Real Estate Index Fund
Schedule of Investments
October 31, 2000 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS - 99.04%
---------------------------------------------------------------
Equity Office Properties Trust              92,187  $ 2,777,133
Equity Residential Properties Trust         40,213    1,892,524
Spieker Properties Inc.                     21,329    1,181,093
Prologis Trust                              53,547    1,124,487
AvalonBay Communities Inc.                  21,691      996,430
Vornado Realty Trust                        28,248      983,384
Simon Property Group Inc.                   42,620      950,959
Apartment Investment & Management Co.
  "A"                                       20,558      939,244
Archstone Communities Trust                 39,778      937,269
Duke-Weeks Realty Corp.                     39,004      923,907
Homestore.com Inc.+                         25,277      859,418
Kimco Realty Corp.                          19,936      802,424
Crescent Real Estate Equities Co.           35,731      719,086
Boston Properties Inc.                      16,934      685,827
CarrAmerica Realty Corp.                    21,794      644,285
Public Storage Inc.                         28,227      635,108
AMB Property Corp.                          25,962      610,107
Liberty Property Trust                      21,943      580,118
St. Joe Company (The)                       27,664      558,467
Host Marriott Corp.                         50,568      537,285
Rouse Co.                                   21,558      532,213
Arden Realty Inc.                           20,617      494,808
Health Care Property Investors Inc.         16,673      489,770
General Growth Properties Inc.              15,946      470,407
IndyMac Mortgage Holdings Inc.+             21,026      438,918
BRE Properties Inc.                         13,700      433,261
Post Properties Inc.                        12,122      423,512
Highwoods Properties Inc.                   19,430      420,174
Mack-Cali Realty Corp.                      15,453      419,163
Cousins Properties Inc.                     15,904      413,504
Hospitality Properties Trust                18,385      396,427
First Industrial Realty Trust               12,610      389,334
Camden Property Trust                       12,447      356,295
New Plan Excel Realty Trust                 28,529      351,263
Reckson Associates Realty Corp.             14,694      332,452
Prentiss Properties Trust                   11,831      300,212
FelCor Lodging Trust Inc.                   13,166      288,829
Meristar Hospitality Corp.                  14,968      286,263
HRPT Properties Trust                       42,947      276,471
Healthcare Realty Trust                     13,058      260,344
Storage USA Inc.                             9,008      251,661
Federal Realty Investment Trust             12,808   $  246,554
Security Capital Group "B"+                 12,278      234,049
Nationwide Health Properties Inc.           15,048      224,780
Kilroy Realty Corp.                          8,613      224,476
Macerich Co. (The)                          11,123      218,289
Sl Green Realty Corp.                        7,942      212,945
iStar Financial Inc.                        10,385      207,700
Shurgard Storage Centers Inc.                9,063      205,617
Developers Diversified Realty Corp.         16,531      197,339
Brandywine Realty Trust                      8,841      169,084
Chelsea GCA Realty Inc.                      5,190      167,378
CBL & Associates Properties Inc.             7,135      164,997
Health Care Inc.                             9,300      164,494
Home Properties of NY Inc.                   6,034      164,049
LNR Property Corp.                           7,570      163,701
Manufactured Home Communities Inc.           6,407      159,374
Fairfield Communities Inc.+                 11,533      146,325
Glenborough Realty Trust Inc.                8,312      133,512
Mills Corp.                                  7,813      133,309
Meditrust Corp.+                            46,691      128,400
RFS Hotel Investors Inc.                     7,972      102,640
Koger Equity Inc.                            6,189       98,637
JDN Realty Corp.                             8,713       95,299
Capital Automotive                           6,827       88,004
Colonial Properties Trust                    3,312       81,351
Equity Inns Inc.                            12,084       74,770
Burnham Pacific Properties Inc.             10,683       58,089
---------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $32,736,104)                                  31,628,998
----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 5.39%
----------------------------------------------------------------
Freddie Mac Discount Note
  6.40%, 11/21/00++                       $257,257       257,257
Goldman Sachs Financial Square Prime
  Obligation Fund++                        287,033       287,033
Providian Temp Cash Money Market Fund++    315,991       315,991
Short Term Investment Company Liquid
  Assets Portfolio++                       861,793       861,793
----------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $1,722,074)                                     1,722,074
----------------------------------------------------------------

--------------------------------------------------------------------------------
  page 68                                                                iShares
iShares Dow Jones U.S. Real Estate Index Fund
Schedule of Investments (continued)
October 31, 2000 (Unaudited)

Security                                  Principal        Value
----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.07%
----------------------------------------------------------------
Investors Bank & Trust Tri Party Repurchase
  Agreement, dated 10/31/00, due 11/01/00,
  with a maturity value of $20,171 and an
  effective yield of 5.65%.               $ 20,168   $    20,168
----------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $20,168)                                           20,168
----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 104.50%
(Cost $34,478,346)                                    33,371,240
----------------------------------------------------------------
Other Assets, Less Liabilities -- (4.50%)             (1,435,817)
----------------------------------------------------------------
NET ASSETS -- 100.00%                                $31,935,423
================================================================

+   Non-income earning securities.
++ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 69

Statements of Assets and Liabilities
October 31, 2000 (Unaudited)

                                                              iShares Dow Jones U.S.
                                          ---------------------------------------------------------------
                                                         Basic      Consumer      Consumer
                                             Total     Materials    Cyclical    Non-Cyclical    Energy
                                            Market       Sector      Sector        Sector       Sector
                                          Index Fund   Index Fund  Index Fund    Index Fund   Index Fund
---------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                       $30,648,032  $8,956,707  $15,219,604  $14,151,965   $39,621,457
                                          ---------------------------------------------------------------
Investments in securities, at market
  value (Note 1)                          $30,143,723  $8,609,502  $14,483,136  $14,881,614   $38,428,394
Receivables:
   Investment securities sold                   9,707          -             -       59,536         4,871
   Dividends and interest                      21,558      4,006         7,037       16,672        11,225
                                          ---------------------------------------------------------------
Total Assets                               30,174,988  8,613,508    14,490,173   14,957,822    38,444,490
                                          ---------------------------------------------------------------

LIABILITIES
Payables:
   Investment securities purchased             30,243          -             -       59,841             -
   Advisory fees (Note 2)                       7,397      8,186        14,871       13,624        35,082
                                          ---------------------------------------------------------------
Total Liabilities                              37,640      8,186        14,871       73,465        35,082
                                          ---------------------------------------------------------------

NET ASSETS                                $30,137,348  $8,605,322  $14,475,302  $14,884,357   $38,409,408
                                          ===============================================================

Net assets consist of:
   Paid-in capital                        $30,629,112  $9,208,270  $15,129,024  $14,258,218   $38,739,621
   Undistributed (distributions in
     excess of) net investment income           5,646       (403)        3,070        9,299        (2,099)
   Undistributed net realized gain
     (loss)                                     6,899   (255,340)       79,676     (112,809)      864,949
   Net unrealized appreciation
     (depreciation)                          (504,309)  (347,205)     (736,468)     729,649    (1,193,063)
                                          ---------------------------------------------------------------
NET ASSETS                                $30,137,348  $8,605,322  $14,475,302  $14,884,357   $38,409,408
                                          ===============================================================

iShares outstanding                           450,000    250,000       250,000      350,000       750,000
                                          ===============================================================

Net asset value per iShare                $     66.97  $   34.42   $     57.90  $     42.53   $     51.21
                                          ===============================================================

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
  page 70                                                                iShares

October 31, 2000 (Unaudited)

                                                               iShares Dow Jones U.S.
                                          -----------------------------------------------------------------
                                                                                                 Telecom-
                                           Financial    Healthcare   Industrial    Technology   munications
                                             Sector       Sector       Sector        Sector       Sector
                                           Index Fund   Index Fund   Index Fund    Index Fund   Index Fund
-----------------------------------------------------------------------------------------------------------
ASSETS

Investments at cost                       $110,773,157  $32,290,171  $26,467,362  $131,221,404  $43,534,012
                                          -----------------------------------------------------------------
Investments in securities, at market
  value (Note 1)                          $128,160,414  $34,155,741  $27,078,305  $123,860,170  $42,144,051
Receivables:
   Investment securities sold                   46,032        4,944        8,040        67,180       18,600
   Dividends and interest                      130,043       17,447        9,293         5,862      122,737
                                          -----------------------------------------------------------------
Total Assets                               128,336,489   34,178,132   27,095,638   123,933,212   42,285,388
                                          -----------------------------------------------------------------

LIABILITIES
Payables:
   Investment securities purchased                   -            -            -             -      125,395
   Collateral for securities on loan
     (Note 5)                                  911,199            -            -     6,452,833    3,223,336
   Advisory fees (Note 2)                      116,771       30,879       26,312       126,005       36,957
                                          -----------------------------------------------------------------
Total Liabilities                            1,027,970       30,879       26,312     6,578,838    3,385,688
                                          -----------------------------------------------------------------

NET ASSETS                                $127,308,519  $34,147,253  $27,069,326  $117,354,374  $38,899,700
                                          =================================================================

NET ASSETS CONSIST OF:
   Paid-in capital                        $109,574,111  $31,144,460  $26,264,668  $123,942,764  $39,350,488
   Undistributed (distributions in
     excess of) net investment
     income (loss)                              39,192       (7,058)      (2,107)     (280,887)      (6,532)
   Undistributed net realized gain             307,959    1,144,281      195,822     1,053,731      945,705
   Net unrealized appreciation

     (depreciation)                         17,387,257    1,865,570      610,943    (7,361,234)  (1,389,961)
                                          -----------------------------------------------------------------
NET ASSETS                                $127,308,519  $34,147,253  $27,069,326  $117,354,374  $38,899,700
                                          =================================================================

iShares outstanding                          1,500,000      500,000      450,000     1,100,000      750,000
                                          =================================================================

Net asset value per iShare                $      84.87  $     68.29  $     60.15  $     106.69  $     51.87
                                          =================================================================
-----------------------------------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                             page 71

October 31, 2000 (Unaudited)

                                                              iShares Dow Jones U.S.
                                          ---------------------------------------------------------------
                                           Utilities                 Financial                   Real
                                            Sector      Chemicals    Services     Internet      Estate
                                          Index Fund   Index Fund   Index Fund   Index Fund   Index Fund
---------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                       $40,944,956  $18,223,840  $59,425,625  $66,523,389  $34,478,346
                                          ---------------------------------------------------------------
Investments in securities, at market
  value (Note 1)                          $45,460,724  $17,294,088  $67,361,155  $56,901,872  $33,371,240
Receivables:
   Investment securities sold                       -            -            -      726,579      262,464
   Dividends and interest                      85,546       12,707       76,170        2,565       76,185
                                          ---------------------------------------------------------------
Total Assets                               45,546,270   17,306,795   67,437,325   57,631,016   33,709,889
                                          ---------------------------------------------------------------

LIABILITIES
Payables:
   Investment securities purchased                  -            -            -      698,606       25,704
   Collateral for securities on loan
     (Note 5)                                       -            -      488,490    5,486,785    1,722,074
   Advisory fees (Note 2)                      42,483       16,220       66,660       67,071       26,688
                                          ---------------------------------------------------------------
Total Liabilities                              42,483       16,220      555,150    6,252,462    1,774,466
                                          ---------------------------------------------------------------

NET ASSETS                                $45,503,787  $17,290,575  $66,882,175  $51,378,554  $31,935,423
                                          ===============================================================

NET ASSETS CONSIST OF:
   Paid-in capital                        $40,693,693  $18,243,539  $57,758,237  $50,339,225  $32,372,724
   Undistributed net investment income
     (loss)                                    34,602        1,199       21,430     (195,556)      40,333
   Undistributed net realized gain
     (loss)                                   259,724      (24,411)   1,166,978   10,856,402      629,472
   Net unrealized appreciation
     (depreciation)                         4,515,768     (929,752)   7,935,530   (9,621,517)  (1,107,106)
                                          ---------------------------------------------------------------
NET ASSETS                                $45,503,787  $17,290,575  $66,882,175  $51,378,554  $31,935,423
                                          ===============================================================

iShares outstanding                           550,000      450,000      700,000      900,000      450,000
                                          ===============================================================

Net asset value per iShare                $     82.73  $     38.42  $     95.55  $     57.09  $     70.97
                                          ===============================================================
---------------------------------------------------------------------------------------------------------


See notes to financial statements.

--------------------------------------------------------------------------------
page 72                                                                  iShares

Statements of Operations
For the period ended October 31, 2000 (Unaudited)

                                                                       iShares Dow Jones U.S.
                                                --------------------------------------------------------------------------
                                                                    Basic          Consumer        Consumer
                                                   Total          Materials        Cyclical      Non-Cyclical     Energy
                                                  Market           Sector           Sector          Sector        Sector
                                                Index Fund*      Index Fund*      Index Fund*    Index Fund*   Index Fund*
--------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends                                    $   60,566       $   69,889       $   40,934     $   83,633    $   148,327
   Interest                                            233              363              308            275            937
                                                --------------------------------------------------------------------------
Total investment income                             60,799           70,252           41,242         83,908        149,264
                                                --------------------------------------------------------------------------

EXPENSES (NOTE 2)
   Advisory fees                                    11,915           19,436           34,250         29,168         71,542
                                                --------------------------------------------------------------------------
Total expenses                                      11,915           19,436           34,250         29,168         71,542
                                                --------------------------------------------------------------------------
Net investment income                               48,884           50,816            6,992         54,740         77,722
                                                --------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) from investments         6,899         (255,340)          79,676       (112,809)       864,949
   Net change in unrealized appreciation
     (depreciation) on investments                (504,309)        (347,205)        (736,468)       729,649     (1,193,063)
                                                --------------------------------------------------------------------------
Net realized and unrealized gain (loss)           (497,410)        (602,545)        (656,792)       616,840       (328,114)
                                                --------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $ (448,526)       $(551,729)       $(649,800)     $ 671,580    $  (250,392)
                                                ==========================================================================

--------------------------------------------------------------------------------

* For the period from June 12, 2000 (commencement of operations) to October 31, 2000.

See notes to financial statements.


--------------------------------------------------------------------------------
iShares Financial Statements                                             page 73

For the period ended October 31, 2000 (Unaudited)

                                                                iShares Dow Jones U.S.
                                                --------------------------------------------------------------------------------
                                                                                                                     Telecom-
                                                 Financial       Healthcare       Industrial      Technology        munications
                                                   Sector          Sector           Sector          Sector            Sector
                                                Index Fund**    Index Fund***    Index Fund***    Index Fund*       Index Fund**
--------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends                                    $   899,287     $     74,353     $    89,290      $    48,453       $    271,890
   Interest+                                          3,542              595             816            5,780             13,770
                                                --------------------------------------------------------------------------------
Total investment income                             902,829           74,948          90,106           54,233            285,660
                                                --------------------------------------------------------------------------------

EXPENSES (NOTE 2)
   Advisory fees                                    268,348           58,399          59,199          335,120            117,106
                                                --------------------------------------------------------------------------------
Total expenses                                      268,348           58,399          59,199          335,120            117,106
                                                --------------------------------------------------------------------------------
Net investment income (loss)                        634,481           16,549          30,907         (280,887)           168,554
                                                --------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain from investments               307,959        1,144,281         195,822        1,053,731            945,705
   Net change in unrealized appreciation
     (depreciation) on investments               17,387,257        1,865,570         610,943       (7,361,234)        (1,389,961)
                                                --------------------------------------------------------------------------------
Net realized and unrealized gain (loss)          17,695,216        3,009,851         806,765       (6,307,503)          (444,256)
                                                --------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $18,329,697     $  3,026,400     $   837,672      $(6,588,390)      $   (275,702)
                                                ================================================================================
--------------------------------------------------------------------------------------------------------------------------------
+ Includes securities lending income of:         $    1,975      $          -     $         -      $     3,076       $     10,153
--------------------------------------------------------------------------------------------------------------------------------

 * For the period from May 15, 2000 (commencement of operations) to October 31, 2000.

 ** For the period from May 22, 2000 (commencement of operations) to October 31, 2000.

 *** For the period from June 12, 2000 (commencement of operations) to October 31, 2000.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 74                                                          iShares

For the period ended October 31, 2000 (Unaudited)

                                                                   IShares Dow Jones U.S.
                                  ----------------------------------------------------------------------------------------------
                                       Utilities                              Financial                             Real
                                        Sector            Chemicals           Services           Internet          Estate
                                     Index Fund**        Index Fund**       Index Fund**       Index Fund*       Index Fund**
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends                          $  399,844          $ 154,933           $  427,413        $      170        $   660,604
   Interest+                                 443                618                2,101            22,383                604
                                  -----------------------------------------------------------------------------------------------
Total investment income                  400,287            155,551              429,514            22,553            661,208
                                  -----------------------------------------------------------------------------------------------

EXPENSES (NOTE 2)
   Advisory fees                          78,347             37,658              139,674           218,109             50,243
                                  -----------------------------------------------------------------------------------------------
Total expenses                            78,347             37,658              139,674           218,109             50,243
                                  -----------------------------------------------------------------------------------------------
Net investment income (loss)             321,940            117,893              289,840          (195,556)           610,965
                                  -----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) from
   investments                           259,724            (24,411)           1,166,978        10,856,402            629,472
   Net change in unrealized
     appreciation (depreciation)
     on investments                    4,515,768           (929,752)           7,935,530        (9,621,517)        (1,107,106)
                                  -----------------------------------------------------------------------------------------------
Net realized and unrealized gain
  (loss)                               4,775,492           (954,163)           9,102,508         1,234,885           (477,634)
                                  -----------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS                      $    5,097,432          $(836,270)          $9,392,348       $ 1,039,329        $   133,331
                                  ===============================================================================================
---------------------------------------------------------------------------------------------------------------------------------
+Includes securities lending
  income of:                      $            -          $       -           $    1,289       $    18,362        $         4
---------------------------------------------------------------------------------------------------------------------------------

* For the period from May 15, 2000 (commencement of operations) to October 31, 2000.

** For the period from June 12, 2000 (commencement of operations) to October 31, 2000.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                             page 75

Statements of Changes in Net Assets
For the period ended October 31, 2000 (Unaudited)

                                                                       iShares Dow Jones U.S.
                                          --------------------------------------------------------------------------------
                                                                Basic          Consumer        Consumer
                                               Total          Materials        Cyclical      Non-Cyclical     Energy
                                              Market           Sector           Sector          Sector        Sector
                                            Index Fund*      Index Fund*      Index Fund*    Index Fund*     Index Fund*
-----------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income                    $    48,884      $    50,816      $     6,992    $    54,740       $ 77,722
   Net realized gain (loss)                       6,899         (255,340)          79,676       (112,809)       864,949
   Net change in unrealized appreciation
     (depreciation)                            (504,309)        (347,205)        (736,468)       729,649     (1,193,063)
                                          -----------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    (448,526)        (551,729)        (649,800)       671,580       (250,392)
                                          -----------------------------------------------------------------------------------

Distributions to iShareholders:
   From net investment income                   (43,238)         (51,219)          (3,922)       (45,441)       (79,821)
                                          -----------------------------------------------------------------------------------
Total distributions to iShareholders            (43,238)         (51,219)          (3,922)       (45,441)       (79,821)
                                          -----------------------------------------------------------------------------------

iShares Transactions:
   iShares sold                              30,629,112       12,403,712       18,015,428     14,258,218     52,105,219
   iShares redeemed                                   -       (3,195,442)      (2,886,404)             -    (13,365,598)
                                          -----------------------------------------------------------------------------------
Net increase in net assets from iShares
  transactions                               30,629,112        9,208,270       15,129,024     14,258,218     38,739,621
                                          -----------------------------------------------------------------------------------
Increase in net assets                       30,137,348        8,605,322       14,475,302     14,884,357     38,409,408

NET ASSETS:
Beginning of period                                   -                -                -              -              -
                                          -----------------------------------------------------------------------------------
End of period                             $  30,137,348      $ 8,605,322      $14,475,302    $14,884,357    $38,409,408
                                          ===================================================================================

Undistributed (distributions in excess
  of) net investment income included in
  net assets at end of period             $       5,646      $      (403)     $     3,070    $     9,299    $    (2,099)
                                          ===================================================================================

iSHARES ISSUED AND REDEEMED:
   iShares sold                                 450,000          350,000          300,000        350,000      1,000,000
   iShares redeemed                                   -         (100,000)         (50,000)             -       (250,000)
                                          -----------------------------------------------------------------------------------
Net increase in iShares outstanding             450,000          250,000          250,000        350,000        750,000
                                          ===================================================================================
-----------------------------------------------------------------------------------------------------------------------------

  * For the period from June 12, 2000 (commencement of operations) to October 31, 2000.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 76                                                               iShares

For the period ended October 31, 2000 (Unaudited)

                                                                 iShares Dow Jones U.S.
                                          ---------------------------------------------------------------------------------
                                                                                                                 Telecom-
                                              Financial       Healthcare      Industrial     Technology        munications
                                                Sector          Sector          Sector         Sector             Sector
                                             Index Fund**    Index Fund***   Index Fund***   Index Fund*       Index Fund**
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income (loss)              $    634,481     $    16,549     $    30,907     $   (280,887)    $    168,554
   Net realized gain                              307,959       1,144,281         195,822        1,053,731          945,705
   Net change in unrealized appreciation
     (depreciation)                            17,387,257       1,865,570         610,943       (7,361,234)      (1,389,961)
                                             ------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    18,329,697       3,026,400         837,672       (6,588,390)        (275,702)
                                             ------------------------------------------------------------------------------
Distributions to iShareholders:
   From net investment income                    (595,289)        (23,607)        (33,014)               -         (175,086)
                                             ------------------------------------------------------------------------------
Total distributions to iShareholders             (595,289)        (23,607)        (33,014)               -         (175,086)
                                             ------------------------------------------------------------------------------
iShares Transactions:
   iShares sold                               113,763,345      41,012,434      29,391,488      123,942,764       72,412,050
   iShares redeemed                            (4,189,234)     (9,867,974)     (3,126,820)               -      (33,061,562)
                                             ------------------------------------------------------------------------------
Net increase in net assets from iShares
  transactions                                109,574,111      31,144,460      26,264,668      123,942,764       39,350,488
                                             ------------------------------------------------------------------------------
Increase in net assets                        127,308,519      34,147,253      27,069,326      117,354,374       38,899,700

NET ASSETS:
Beginning of period                                     -               -               -                -                -
                                             ------------------------------------------------------------------------------
End of period                                $127,308,519     $34,147,253     $27,069,326     $117,354,374     $ 38,899,700
                                             ==============================================================================
Undistributed (distributions in excess
  of) net investment income (loss)
  included in net assets at end of
  period                                     $     39,192     $    (7,058)    $    (2,107)    $   (280,887)    $     (6,532)
                                             ==============================================================================

iSHARES ISSUED AND REDEEMED:
   iShares sold                                 1,550,000         650,000         500,000        1,100,000        1,300,000
   iShares redeemed                               (50,000)       (150,000)        (50,000)               -         (550,000)
                                             ------------------------------------------------------------------------------
Net increase in iShares outstanding             1,500,000         500,000         450,000        1,100,000          750,000
                                             ==============================================================================
---------------------------------------------------------------------------------------------------------------------------

  * For the period from May 15, 2000 (commencement of operations) to October 31, 2000.

 ** For the period from May 22, 2000 (commencement of operations) to October 31, 2000.

 *** For the period from June 12, 2000 (commencement of operations) to October 31, 2000.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                             page 77

For the period ended October 31, 2000 (Unaudited)

                                                                          iShares Dow Jones U.S.
                                          ---------------------------------------------------------------------------------------
                                               Utilities                           Financial                            Real
                                                 Sector          Chemicals          Services        Internet           Estate
                                              Index Fund**      Index Fund**      Index Fund**     Index Fund*       Index Fund**
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income (loss)               $   321,940       $   117,893       $   289,840     $   (195,556)       $   610,965
   Net realized gain (loss)                       259,724           (24,411)        1,166,978       10,856,402            629,472
   Net change in unrealized appreciation
     (depreciation)                             4,515,768          (929,752)        7,935,530       (9,621,517)        (1,107,106)
                                          ---------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     5,097,432          (836,270)        9,392,348        1,039,329            133,331
                                          ---------------------------------------------------------------------------------------

Distributions To iShareholders:
   From net investment income                    (287,338)         (116,694)         (268,410)               -           (570,632)
                                          ---------------------------------------------------------------------------------------
Total distributions to iShareholders             (287,338)         (116,694)         (268,410)               -           (570,632)
                                          ---------------------------------------------------------------------------------------

iShares Transactions:
   iShares sold                                40,693,693        19,905,022        62,520,385      141,226,573         39,826,180
   iShares redeemed                                     -        (1,661,483)       (4,762,148)     (90,887,348)        (7,453,456)
                                          ---------------------------------------------------------------------------------------
Net increase in net assets from iShares
  transactions                                 40,693,693        18,243,539        57,758,237       50,339,225         32,372,724
                                          ---------------------------------------------------------------------------------------
Increase in net assets                         45,503,787        17,290,575        66,882,175       51,378,554         31,935,423

NET ASSETS:
Beginning of period                                     -                 -                 -                -                  -
                                          ---------------------------------------------------------------------------------------
End of period                                 $45,503,787       $17,290,575       $66,882,175     $ 51,378,554        $31,935,423
                                          =======================================================================================

Undistributed net investment income
  (loss) included in net assets at end
  of period                                   $    34,602       $     1,199       $    21,430     $   (195,556)       $    40,333
                                          =======================================================================================

iSHARES ISSUED AND REDEEMED
   iShares sold                                   550,000           500,000           750,000        2,200,000            550,000
   iShares redeemed                                     -           (50,000)          (50,000)      (1,300,000)          (100,000)
                                          ---------------------------------------------------------------------------------------
Net increase in iShares outstanding               550,000           450,000           700,000          900,000            450,000
                                          =======================================================================================
---------------------------------------------------------------------------------------------------------------------------------

  * For the period from May 15, 2000 (commencement of operations) to October 31, 2000.

 ** For the period from June 12, 2000 (commencement of operations) to October 31, 2000.

See notes to financial statements.

--------------------------------------------------------------------------------
page 78                                                                  iShares

Financial Highlights
(For a share outstanding throughout each period)
For the period ended October 31, 2000 (Unaudited)

                                                                             iShares Dow Jones U.S.
                                                ----------------------------------------------------------------------------------
                                                                       Basic             Consumer        Consumer
                                                     Total           Materials           Cyclical      Non-cyclical      Energy
                                                    Market            Sector              Sector          Sector         Sector
                                                  Index Fund*       Index Fund*        Index Fund*     Index Fund*     Index Fund*
----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period              $   67.15         $   36.04          $   59.63       $   40.83         $   50.79
                                                  --------------------------------------------------------------------------------
Income from investment operations:
   Net investment income                               0.14              0.20               0.03            0.16              0.11
   Net realized and unrealized gain (loss)            (0.19)            (1.62)             (1.74)           1.67              0.42
                                                  --------------------------------------------------------------------------------
Total from investment operations                      (0.05)            (1.42)             (1.71)           1.83              0.53
                                                  --------------------------------------------------------------------------------
Less distributions from:
   Net investment income                              (0.13)            (0.20)             (0.02)          (0.13)            (0.11)
                                                  --------------------------------------------------------------------------------
Total distributions                                   (0.13)            (0.20)             (0.02)          (0.13)            (0.11)
                                                  --------------------------------------------------------------------------------
Net asset value, end of period                    $   66.97         $   34.42          $   57.90       $   42.53         $   51.21
                                                  ================================================================================

Total return (not annualized)                         (0.07)%           (3.86)%            (2.87)%          4.51%             1.03%
                                                  ================================================================================

Ratios/Supplemental data:
   Net assets, end of period (000s)               $  30,137         $   8,605          $  14,475       $  14,884         $  38,409
   Ratio of expenses to average net assets+            0.20%             0.60%              0.60%           0.60%             0.60%
   Ratio of net investment income to
     average net assets+                               0.81%             1.56%              0.12%           1.12%             0.65%
   Portfolio turnover rate++                              1%               10%                 2%              7%                6%

-------------------------------------------------------------------------------
* For the period from June 12, 2000 (commencement of operations) to October 31, 2000.
+    Annualized for periods of less than one year.
++ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Highlights                                             page 79

(For a share outstanding throughout each period)
For the period ended october 31, 2000 (Unaudited)

                                                                                iShares Dow Jones U.S.
                                               ---------------------------------------------------------------------------------
                                                                                                                      Telecom-
                                                 Financial        Heathcare        Industrial        Technology      munications
                                                  Sector            Sector           Sector            Sector          Sector
                                               Index Fund**     Index Fund***    Index Fund***      Index Fund*     Index Fund**
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period            $   71.80       $    59.53       $    58.11         $   116.57         $   56.81
                                               ---------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss)                      0.47             0.04             0.07              (0.26)             0.21
   Net realized and unrealized gain (loss)          13.04             8.77             2.04              (9.62)            (4.93)
                                               ---------------------------------------------------------------------------------
Total from investment operations                    13.51             8.81             2.11              (9.88)            (4.72)
                                               ---------------------------------------------------------------------------------
Less distributions from:
   Net investment income                            (0.44)           (0.05)           (0.07)                --             (0.22)
                                               ---------------------------------------------------------------------------------
Total distributions                                 (0.44)           (0.05)           (0.07)                --             (0.22)
                                               ---------------------------------------------------------------------------------
Net asset value, end of period                 $    84.87       $    68.29       $    60.15         $   106.69          $  51.87
                                               =================================================================================
Total return (not annualized)                       18.90%           14.80%            3.64%         $ 117,354          $ 38,900
                                               =================================================================================

Ratios/Supplemental data:
   Net assets, end of period (000s)            $  127,309       $   34,147       $   27,069               0.60%             0.60%
   Ratio of expenses to average net assets+          0.60%            0.60%            0.60%
   Ratio of net investment income (loss)
     to average net assets+                          1.41%            0.17%            0.31%             (0.50)%            0.86%
   Portfolio turnover rate++                            3%               4%               5%                 5%               42%

-------------------------------------------------------------------------------

  * For the period from May 15, 2000 (commencement of operations) to October 31, 2000.
 ** For the period from May 22, 2000 (commencement of operations) to October 31, 2000.
 *** For the period from June 12, 2000 (commencement of operations) to October 31, 2000.
  +   Annualized for periods of less than one year.
 ++ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 80                                                                iShares

(For a share outstanding throughout each period)
For the period ended October 31, 2000 (Unaudited)

                                                                   iShares Dow Jones U.S.
                                            ---------------------------------------------------------------------------------------
                                                 Utilities                          Financial                       Real
                                                   Sector          Chemicals         Services      Internet         Estate
                                                Index Fund**      Index Fund**     Index Fund**    Index Fund*      Index Fund**
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $  69.81          $  40.26          $  85.58       $  67.97          $  68.97
                                            ----------------------------------------------------------------------------------------
Income from investment operations:
   Net investment income (loss)                   0.61              0.26              0.41          (0.22)             1.64
   Net realized and unrealized gain
     (loss)                                      12.86             (1.84)             9.94         (10.66)             1.91
                                            ---------------------------------------------------------------------------------------
Total from investment operations                 13.47             (1.58)            10.35         (10.88)             3.55
                                            ---------------------------------------------------------------------------------------
Less distributions from:
   Net investment income                         (0.55)            (0.26)            (0.38)            --             (1.55)
                                            ---------------------------------------------------------------------------------------
Total distributions                              (0.55)            (0.26)            (0.38)            --             (1.55)
                                            ---------------------------------------------------------------------------------------
Net asset value, end of period                $  82.73          $  38.42          $  95.55       $  57.09          $  70.97
                                            =======================================================================================

Total Return (Not Annualized)                    19.32%            (3.86)%           12.15%        (16.01)%            5.16%
                                            ======================================================================================

Ratios/Supplemental data:
   Net assets, end of period (000s)           $ 45,504          $ 17,291          $ 66,882       $ 51,379          $ 31,935
   Ratio of expenses to average net
     assets+                                      0.60%             0.60%             0.60%          0.60%             0.60%
   Ratio of net investment income (loss)
     to average net assets+                       2.44%             1.86%             1.24%         (0.54)%            7.22%
   Portfolio turnover rate++                         1%                8%                2%            30%                8%

-----------------------------------------------------------------------------------------------------------------------------------

  * For the period from May 15, 2000 (commencement of operations) to October 31, 2000.

 ** For the period from June 12, 2000 (commencement of operations) to October 31, 2000.

  +   Annualized for periods of less than one year.

 ++ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See Notes To Financial Statements.



--------------------------------------------------------------------------------
iShares Financial Highlights                                             page 81
iShares Trust
Notes to the Financial Statements (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

    As of October 31, 2000, the iShares Trust (the "Trust") offers 37 investment portfolios or funds. Each of these funds is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was established as a Delaware business trust pursuant to a Declaration of Trust dated December 16, 1999.

    The Trust currently offers the following funds:

iShares S&P Series                 iShares Dow Jones Series           iShares Russell Series
------------------                 ------------------------           ----------------------
-  iShares S&P 500 Index Fund      -  iShares Dow Jones U.s. Total    -  iShares Russell 3000 Index
-  iShares S&P 500/BARRA Growth       Market Index Fund                  Fund
   Index Fund                      -  iShares Dow Jones U.s. Basic    -  iShares Russell 3000 Growth
-  iShares S&P 500/BARRA Value        Materials Sector Index Fund        Index Fund
   Index Fund                      -  iShares Dow Jones U.s.          -  iShares Russell 3000 Value
-  iShares S&P Midcap 400 Index       Consumer Cyclical Sector Index     Index Fund
   Fund                               Fund                            -  iShares Russell 2000 Index
-  iShares S&P Midcap 400/BARRA    -  iShares Dow Jones U.s.             Fund
   Growth Index Fund                  Consumer Non-cyclical Sector    -  iShares Russell 2000 Growth
-  iShares S&P Midcap 400/BARRA       Index Fund                         Index Fund
   Value Index Fund                -  iShares Dow Jones U.s. Energy   -  iShares Russell 2000 Value
-  iShares S&P Smallcap 600 Index     Sector Index Fund                  Index Fund
   Fund                            -  iShares Dow Jones U.s.          -  iShares Russell 1000 Index
-  iShares S&P Smallcap 600/BARRA     Financial Sector Index Fund        Fund
   Growth Index Fund               -  iShares Dow Jones U.s.          -  iShares Russell 1000 Growth
-  iShares S&P Smallcap 600/BARRA     Healthcare Sector Index Fund       Index Fund
   Value Index Fund                -  iShares Dow Jones U.s.          -  iShares Russell 1000 Value
-  iShares S&P 100 Index Fund*        Industrial Sector Index Fund       Index Fund
-  iShares S&P Global 100 Index    -  iShares Dow Jones U.s.
   Fund**                             Technology Sector Index Fund
-  iShares S&P Europe 350 Index    -  iShares Dow Jones U.s.
   Fund                               Telecommunications Sector Index
-  iShares S&P/TSE 60 Index Fund      Fund
                                   -  iShares Dow Jones U.s.
                                      Utilities Sector Index Fund
                                   -  iShares Dow Jones U.s.
                                      Chemicals Index Fund
                                   -  iShares Dow Jones U.s.
                                      Financial Services Index Fund
                                   -  iShares Dow Jones U.s.
                                      Internet Index Fund
                                   -  iShares Dow Jones U.s. Real
                                      Estate Index Fund

 * Public Offering Date On October 27, 2000.
** Public Offering Date On December 8, 2000.

    These financial statements relate to the iShares Dow Jones Series of investment portfolios (each a "Fund", collectively the "Funds"). Because certain of the Funds concentrate their investments in a particular industry or group of industries, their portfolios may be subject to special risks and considerations not typically associated with investing in a broader range of domestic securities.

--------------------------------------------------------------------------------
page 82                                                                  iShares
iShares Trust
Notes To The Financial Statements (Unaudited) (continued)

    The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions. Actual results could differ from those estimates.

    SECURITY VALUATION

    Equity securities for which quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price in the principal market in which such securities are primarily traded. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, including restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by the Board of Trustees.

    SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains and losses on investment transactions are determined using the specific identification method.

    DISTRIBUTIONS TO SHAREHOLDERS

    Distributions to shareholders from net investment income are declared and distributed quarterly by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes.

    FEDERAL INCOME TAXES

    Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute annually substantially all of its income and any gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at October 31, 2000.

    FUTURES CONTRACTS

    The Funds may purchase stock index futures contracts to simulate full investment in the respective underlying index, to facilitate trading or to reduce transaction costs. A futures contract is an agreement between two parties to buy and sell a specified amount of a specific instrument or index at a specified future time and at a specific price. Each Fund will only enter into futures contracts that are traded on a U.S. or foreign exchange. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash or cash equivalents equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the index underlying the futures contract. Such receipts or payments are known as "variation margin" and are recorded by the Funds as unrealized gains or losses. When the contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

    Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Funds are required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions in an

--------------------------------------------------------------------------------
iShares Notes To Financial Statements                                    page 83
iShares Trust
Notes To The Financial Statements (Unaudited) (continued)

amount generally equal to the entire futures contract amount. The primary risks associated with the use of futures contracts are that the changes in the value of the contracts may not correlate perfectly with changes in the market value of stocks held in the Fund, and the possibility of an illiquid market.

    As of October 31, 2000, there were no open long futures contracts outstanding.

    REPURCHASE AGREEMENTS

    Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

    The repurchase agreements entered into on October 31, 2000 by the Funds were fully collateralized by U.S. Government obligations with a rate of 6.88%, a maturity date of 05/15/06 and an aggregate market value of $356,833.

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under this agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses.

    For its investment management services to each Fund, BGFA is entitled to a management fee based on the average daily net assets of each Fund as follows:

  ---------------------------------------------
                                     Management
  iShares Dow Jones U.S. Index Fund         Fee
  ---------------------------------------------
  Total Market                             0.20%
  Basic Materials Sector                   0.60
  Consumer Cyclical Sector                 0.60
  Consumer Non-Cyclical Sector             0.60
  Energy Sector                            0.60
  Financial Sector                         0.60
  Healthcare Sector                        0.60
  Industrial Sector                        0.60
  Technology Sector                        0.60
  Telecommunications Sector                0.60
  Utilities Sector                         0.60
  Chemicals                                0.60
  Financial Services                       0.60
  Internet                                 0.60
  Real Estate                              0.60
  ---------------------------------------------

--------------------------------------------------------------------------------
 page 84                                                                 iShares
iShares Trust
Notes To The Financial Statements (Unaudited) (continued)

    Investors Bank & Trust Company ("IBT") serves as Administrator, Custodian, Transfer Agent and Securities Lending Agent for the Funds. As compensation for its services, IBT receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

    SEI Investments Distribution Company serves as the Distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The Distributor will deliver the Prospectus and Statement of Additional Information, if so requested, to persons purchasing Creation Unit Aggregations and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.

    Certain of the officers of the Trust are also employees of IBT, the Administrator, Custodian, Transfer Agent and Securities Lending Agent for the Funds.

3.  INVESTMENT PORTFOLIO TRANSACTIONS

    Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the period ended October 31, 2000, were as follows:

  -----------------------------------------------------------
  iShares Dow Jones U.S. Index Fund    Purchases        Sales
  -----------------------------------------------------------
  Total Market                       $   416,050  $   253,954
  Basic Materials Sector                 988,704      787,040
  Consumer Cyclical Sector               526,356      320,939
  Consumer Non-Cyclical Sector         1,172,874      962,077
  Energy Sector                        2,035,361    1,803,720
  Financial Sector                     3,008,449    2,812,634
  Healthcare Sector                    1,356,065    1,157,335
  Industrial Sector                    1,563,747    1,320,379
  Technology Sector                    6,181,684    6,078,437
  Telecommunications Sector           19,616,772   19,184,712
  Utilities Sector                       743,395      498,651
  Chemicals                            1,590,363    1,332,047
  Financial Services                   1,174,806      960,848
  Internet                            24,025,535   23,899,206
  Real Estate                          1,697,642    1,747,075
  -----------------------------------------------------------

--------------------------------------------------------------------------------
iShares Notes To Financial Statements                                    page 85
iShares Trust
Notes to the Financial Statements (Unaudited) (continued)

  In-kind transactions for the period ended October 31, 2000, were as follows:

  -------------------------------------------------------------
                                          In-kind       In-kind
  iShares Dow Jones U.S. Index Fund     Purchases         Sales
  -------------------------------------------------------------
  Total Market                       $ 30,665,129  $    206,462
  Basic Materials Sector               12,353,743     3,346,629
  Consumer Cyclical Sector             18,903,344     3,979,072
  Consumer Non-Cyclical Sector         14,564,687       515,896
  Energy Sector                        54,365,067    15,852,795
  Financial Sector                    118,468,845     9,169,123
  Healthcare Sector                    41,358,335    10,421,474
  Industrial Sector                    29,708,963     3,688,332
  Technology Sector                   130,787,830     7,214,594
  Telecommunications Sector            75,027,059    36,108,510
  Utilities Sector                     41,329,482       908,701
  Chemicals                            20,636,507     2,652,573
  Financial Services                   64,453,338     6,931,084
  Internet                            151,329,626   101,303,886
  Real Estate                          40,886,719     8,730,654
  -------------------------------------------------------------

  At October 31, 2000, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

  -------------------------------------------------------------------------------------------
                                                                               Net Unrealized
                                              Tax    Unrealized    Unrealized    Appreciation
  iShares Dow Jones U.S. index Fund          Cost  Appreciation  Depreciation  (Depreciation)
  -------------------------------------------------------------------------------------------
  Total Market                       $ 30,648,032  $  1,836,094  $ (2,340,403) $     (504,309)
  Basic Materials Sector                8,956,707       253,225      (600,430)       (347,205)
  Consumer Cyclical Sector             15,219,604       760,168    (1,496,636)       (736,468)
  Consumer Non-Cyclical Sector         14,151,965     1,668,571      (938,922)        729,649
  Energy Sector                        39,621,457       868,070    (2,061,133)     (1,193,063)
  Financial Sector                    110,773,157    19,426,644    (2,039,387)     17,387,257
  Healthcare Sector                    32,290,171     3,181,007    (1,315,437)      1,865,570
  Industrial Sector                    26,467,362     2,712,777    (2,101,834)        610,943
  Technology Sector                   131,221,404    12,771,896   (20,133,130)     (7,361,234)
  Telecommunications Sector            43,534,012     4,294,235    (5,684,196)     (1,389,961)
  Utilities Sector                     40,944,956     4,864,640      (348,872)      4,515,768
  Chemicals                            18,223,840       593,645    (1,523,397)       (929,752)
  Financial Services                   59,425,625     8,828,595      (893,065)      7,935,530
  Internet                             66,523,389     6,735,235   (16,356,752)     (9,621,517)
  Real Estate                          34,478,346       285,693    (1,392,799)     (1,107,106)
  -------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  page 86                                                               iShares
iShares Trust
Notes to the Financial Statements (Unaudited) (continued)

4.  iSHARES TRANSACTIONS

    At October 31, 2000, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in large blocks of 50,000 iShares ("Creation Unit") or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable.

    The consideration for purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

5.  LOANS OF PORTFOLIO SECURITIES

    Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The collateral is maintained at a value equal to at least 100% of the current market value of the loaned securities. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

    The market value of the securities on loan at October 31, 2000 and the value of the related collateral were as follows:

    ---------------------------------------------------------
                                         Value of    Value of
    iShares Dow Jones U.S. index Fund  Securities  Collateral
    ---------------------------------------------------------
    Financial Sector                   $  864,755  $  911,199
    Technology Sector                   6,293,161   6,452,833
    Telecommunications Sector           3,027,723   3,223,336
    Financial Services                    465,258     488,490
    Internet                            5,281,908   5,486,785
    Real Estate                         1,633,146   1,722,074
    ---------------------------------------------------------


--------------------------------------------------------------------------------

iShares Notes to Financial Statements                                    page 87
iShares                     45 Fremont Street    www.ishares.com  1-800-iSHARES
-------------------------
BARCLAYS GLOBAL INVESTORS   San Francisco, CA                     1-800-474-2737
                            94105












iShares are distributed by SEI Investments Distribution Co.
Barclays Global Fund Advisors serves as an adviser to iShares and is a subsidiary of Barclays Global Investors, N.A., neither of which is affiliated with SEI.

IBT serves as administrator, custodian, securities lending agent and transfer agent for the iShares Dow Jones Series.

iShares are not sponsored, endorsed, sold of promoted by Dow
Jones & Company, Inc. Nor does this company make any representation regarding the advisability of investing in iShares.

(c)2000 Barclays Global Investors. All rights reserved.
iShares is a servicemark of Barclays Global Investors, N.A.
All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

BGI-F-008-01000
Not FDIC Insured
Have no bank guarantee
May lose value